    As filed with the Securities and Exchange Commission on April 29, 2002.


                                                           File Nos. 333-66114
                                                                      811-3859


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933



                           Pre-Effective Amendment No.




                            Post-Effective Amendment No. 1
                                     and/or


                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940


                                Amendment No. 2                             [X]
                        (Check appropriate box or boxes)


                            VARIABLE SEPARATE ACCOUNT
    (Portion Relating to the WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY)
                           (Exact Name of Registrant)


                     AIG SunAmerica Life Assurance Company
 (doing business as Anchor National Life Insurance Company) ("Anchor National")
                               (Name of Depositor)


                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000


                            Christine A. Nixon, Esq.
                                Anchor National
                              1 SunAmerica Center
                       Los Angeles, California 90067-6022
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on April 30, 2002 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on _____________ pursuant to paragraph (a) of Rule 485

                            VARIABLE SEPARATE ACCOUNT
               (PORTION RELATING TO WM DIVERSIFIED STRATEGIES III
                               VARIABLE ANNUITY)

                              Cross Reference Sheet

                               PART A - PROSPECTUS

Item Number in Form N-4                                   Caption
-----------------------                                   -------
1.      Cover Page.............................           Cover Page

2.      Definitions............................           Glossary

3.      Synopsis...............................           Highlights; Fee Tables;
                                                          Portfolio Expenses;
                                                          Examples


4.



5.      General Description of Registrant,
        Depositor and Portfolio Companies......           The WM Diversified Strategies III
                                                          Variable Annuity; Other
                                                          Information

6.      Deductions.............................           Expenses

7.      General Description of
        Variable Annuity Contracts.............           The WM Diversified Strategies III
                                                          Variable Annuity; Purchasing a
                                                          The WM Diversified Strategies III
                                                          Variable Annuity Contract;
                                                          Investment Options

8.      Annuity Period.........................           Income Options

9.      Death Benefit..........................           Death Benefit

10.     Purchases and Contract Value...........           Purchasing a The WM Diversified Strategies III
                                                          Variable Annuity Contract

11.     Redemptions............................           Access To Your Money

12.     Taxes..................................           Taxes

13.     Legal Proceedings......................           Other Information - Legal
                                                          Proceedings

14.     Table of Contents of Statement
        of Additional Information..............           Table of Contents of
                                                          Statement of Additional
                                                          Information

               PART B - STATEMENT OF ADDITIONAL INFORMATION

        Certain information required in part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                             Caption
-----------------------                             -------
15.     Cover Page.............................     Cover Page

16.     Table of Contents......................     Table of Contents

17.     General Information and History........     The WM Diversified Strategies III
                                                    Variable Annuity (P); Separate
                                                    Account; General Account;
                                                    Investment Options (P);
                                                    Other Information

18.     Services...............................     Other Information (P)

19.     Purchase of Securities Being Offered...     Purchasing a WM Diversified Strategies III
                                                    Variable Annuity Contract (P)

20.     Underwriters...........................     Distribution of Contracts

21.     Calculation of Performance Data........     Performance Data

22.     Annuity Payments.......................     Income Options (P);
                                                    Income Payments;
                                                    Annuity Unit Values

23.     Financial Statements...................     Depositor: Other
                                                    Information - Financial
                                                    Statements; Registrant:
                                                    Financial Statements

                                     PART C


        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                             [WM DIVERSIFIED LOGO]

                                   PROSPECTUS

                                 April 30, 2002


                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACT
                                   issued by
                           VARIABLE SEPARATE ACCOUNT
                                      and
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

The annuity contract has 26 investment choices - 4 fixed-interest investment options which offer interest rates guaranteed by Anchor National for different periods of time and 22 variable investment portfolios. The 22 variable portfolios are part of Anchor Series Trust ("AST"), the SunAmerica Series Trust ("SAST"), Van Kampen Life Investment Trust ("VKT") or the WM Variable Trust ("WMVT").

                     STRATEGIC ASSET MANAGEMENT PORTFOLIOS

STRATEGIC GROWTH                                    WM ADVISORS, INC.                               WMVT
CONSERVATIVE GROWTH                                 WM ADVISORS, INC.                               WMVT
BALANCED                                            WM ADVISORS, INC.                               WMVT
CONSERVATIVE BALANCED                               WM ADVISORS, INC.                               WMVT
FLEXIBLE INCOME                                     WM ADVISORS, INC.                               WMVT

                                  EQUITY FUNDS


TECHNOLOGY                                              VAN KAMPEN                                  SAST
INTERNATIONAL GROWTH                          CAPITAL GUARDIAN TRUST COMPANY                        WMVT
GLOBAL EQUITIES                                ALLIANCE CAPITAL MGMT. L.P.                          SAST
SMALL CAP STOCK                                     WM ADVISORS, INC.                               WMVT
MID CAP STOCK                                       WM ADVISORS, INC.                               WMVT
MFS MID CAP GROWTH                         MASSACHUSETTS FINANCIAL SERVICES CO.                     SAST
CAPITAL APPRECIATION                             WELLINGTON MGMT. CO. LLP                           AST
GROWTH                                         COLUMBIA MANAGEMENT COMPANY,                         WMVT
                                                JANUS CAPITAL CORPORATION,
                                                  OPPENHEIMERFUNDS, INC.
ALLIANCE GROWTH                                ALLIANCE CAPITAL MGMT. L.P.                          SAST
WEST COAST EQUITY FUND                              WM ADVISORS, INC.                               WMVT
VAN KAMPEN LIT COMSTOCK, CLASS II SHARES    VAN KAMPEN ASSET MANAGEMENT, INC.                       VKT
GROWTH & INCOME                                     WM ADVISORS, INC.                               WMVT
EQUITY INCOME                                       WM ADVISORS, INC.                               WMVT


                               FIXED-INCOME FUNDS

U.S. GOVERNMENT SECURITIES                          WM ADVISORS, INC.                               WMVT
INCOME                                              WM ADVISORS, INC.                               WMVT
SHORT TERM INCOME                                   WM ADVISORS, INC.                               WMVT
MONEY MARKET                                        WM ADVISORS, INC.                               WMVT

You can put your money into any one or all of the Variable Portfolios and/or fixed investment options.

Please read this prospectus carefully before investing and keep it for your future reference. It contains important information you should know about the WM Diversified Strategies(III) Variable Annuity.


To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated April 30, 2002. The SAI has been filed with the Securities and Exchange Commission ("SEC") and can be considered part of this prospectus.



The table of contents of the SAI appears on page 40 of this prospectus. For a free copy of the SAI, call us at 1-877-311-WMVA (9682) or write our Annuity Service Center at, P.O. Box 54299, Los Angeles, California 90054-0299.


A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC.

ANNUITIES INVOLVE RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Anchor National Life Insurance Company is in the process of changing its name to AIG SunAmerica Life Assurance Company. We anticipate this process will take some time to implement in all jurisdictions where We do business. We expect the name change to be completed during 2003. To begin this process We officially changed the name in our state of domicile, Arizona. However, We continue to do business, today, under the name Anchor National and will refer to the Company by that name throughout this Prospectus. You will be notified when the name is changed to AIG SunAmerica Life Assurance Company and We are no longer doing business as Anchor National. Please keep in mind, this is a name change only and will not affect the substance of your contract.


INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


Anchor National's Annual Report on Form 10-K/A for the year ended December 31, 2001, is incorporated herein by reference.


All documents or reports filed by Anchor National under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus are also incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

Anchor National files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000006342.

Anchor National is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, NY 10048

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the separate account, Anchor National and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

The SEC also maintains a website (http:// www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

Anchor National will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the documents incorporated by reference. Requests for these documents should be directed to Anchor National's Annuity Service Center, as follows:

      Anchor National Life Insurance Company
      Annuity Service Center
      P.O. Box 54299
      Los Angeles, California 90054-0299
      Telephone Number: (800) 445-SUN2

SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION

Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to Anchor National's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for Anchor National's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of Anchor National in connection with the securities registered under this prospectus, Anchor National will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. Anchor National will be governed by final judgment of the issue. However, if in the opinion of Anchor National's counsel this issue has been determined by controlling precedent, Anchor National will not submit the issue to a court for determination.

TABLE OF CONTENTS


GLOSSARY....................................................    5
HIGHLIGHTS..................................................    6
FEE TABLES..................................................    7
   Owner Transaction Expenses...............................    7
   Annual Separate Account Expenses.........................    7
   The Optional Estate Rewards Death Benefit Fee............    7
   The Optional Earnings Advantage Fee......................    7
   The Optional Income Protector Fee........................    7
   Investment Portfolio Expenses of Variable Portfolios.....    8
EXAMPLES....................................................   10
THE WM DIVERSIFIED STRATEGIES(III) VARIABLE ANNUITY.........   13
PURCHASING A WM DIVERSIFIED STRATEGIES(III) VARIABLE
 ANNUITY....................................................   14
   Allocation of Purchase Payments..........................   14
   Accumulation Units.......................................   14
   Free Look................................................   15
   Exchange Offer...........................................   15
INVESTMENT OPTIONS..........................................   16
   Variable Portfolios......................................   16
   Anchor Series Trust......................................   16
   SunAmerica Series Trust..................................   16
   Van Kampen Life Investment Trust.........................   16
   WM Variable Trust........................................   16
   Fixed Investment Options.................................   17
   Market Value Adjustment..................................   18
   Transfers During the Accumulation Phase..................   19
   Dollar Cost Averaging....................................   19
   Asset Allocation Rebalancing Program.....................   20
   Principal Advantage Program..............................   21
   Voting Rights............................................   21
   Substitution.............................................   21
ACCESS TO YOUR MONEY........................................   21
   Free Withdrawal Provision................................   22
   Systematic Withdrawal Program............................   23
   Minimum Contract Value...................................   23
   Qualified Contract Owners................................   23
DEATH BENEFIT...............................................   24
   Standard Death Benefit...................................   25
   Estate Rewards Death Benefit(s)..........................   25
   Earnings Advantage.......................................   26
   Spousal Continuation.....................................   27
EXPENSES....................................................   27
   Insurance Charges........................................   28
   Other Revenue............................................   28
   Withdrawal Charges.......................................   28
   Investment Charges.......................................   28
   Contract Maintenance Fee.................................   29
   Transfer Fee.............................................   29
   Optional Death Benefit Fees..............................   29
   Optional Income Protector Fee............................   29
   Premium Tax..............................................   29
   Income Taxes.............................................   29
   Reduction or Elimination of Charges and Expenses, and
     Additional Amounts Credited............................   29
INCOME OPTIONS..............................................   30
   Annuity Date.............................................   30
   Income Options...........................................   30
   Allocation of Annuity Payments...........................   31
   Transfers During the Income Phase........................   31
   Deferment of Payments....................................   32
   Income Protector.........................................   32
TAXES.......................................................   35
   Annuity Contracts in General.............................   35
   Tax Treatment of Distributions--Non-qualified
     Contracts..............................................   35
   Tax Treatment of Distributions--Qualified Contracts......   35
   Minimum Distributions....................................   36
   Tax Treatment of Death Benefits..........................   36
   Contracts Owned by a Trust or Corporation................   37
   Gifts, Pledges and/or Assignments of a Non-Qualified
     Contract...............................................   37
   Diversification..........................................   37
PERFORMANCE.................................................   37
OTHER INFORMATION...........................................   38
   Anchor National..........................................   38
   The Separate Account.....................................   38
   Custodian................................................   38
   The General Account......................................   38
   Distribution of the Contract.............................   39
   Administration...........................................   39
   Legal Proceedings........................................   39
   Ownership................................................   39
   Independent Accountants..................................   40
   Registration Statement...................................   40

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....   40
APPENDIX A--MARKET VALUE ADJUSTMENT.........................  A-1
APPENDIX B--DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION...  B-1
APPENDIX C--HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE
 INCOME PROTECTOR PROGRAM...................................  C-1
APPENDIX D--PREMIUM TAXES...................................  D-1
APPENDIX E--EXCHANGE OFFER..................................  E-1
APPENDIX F--CONDENSED FINANCIAL INFORMATION.................  F-1

GLOSSARY

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we define them in this glossary.

ACCUMULATION PHASE--The period during which you invest money in your contract.

ACCUMULATION UNITS--A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT(S)--The person(s) on whose life (lives) we base annuity payments.

ANNUITY DATE--The date on which annuity payments are to begin, as selected by you.

ANNUITY UNITS--A measurement we use to calculate the amount of annuity payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY(IES)--The person(s) designated to receive any benefits under the contract if you or the Annuitant dies.

COMPANY--Anchor National Life Insurance Company ("Anchor National"), We, Us, the issuer of this annuity contract.

INCOME PHASE--The period during which we make annuity payments to you.

IRS--The Internal Revenue Service.

NON-QUALIFIED (CONTRACT)--A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

VARIABLE PORTFOLIOS--A sub-account of Variable Separate Account which provides for the variable investment options available under the contract. Each has a distinct investment objective and is invested in the underlying investment portfolios of the Anchor Series Trust, SunAmerica Series Trust, Van Kampen Life Investment Trust or the WM Variable Trust as applicable.

PURCHASE PAYMENTS--The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.

QUALIFIED (CONTRACT)--A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or individual retirement account ("IRA").

           ANCHOR NATIONAL OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY
                       PRODUCTS TO MEET THE DIVERSE NEEDS


         OF OUR INVESTORS. EACH PRODUCT MAY PROVIDE DIFFERENT FEATURES AND BENEFITS OFFERED AT DIFFERENT FEES, CHARGES, AND EXPENSES. WHEN WORKING WITH YOUR INVESTMENT REPRESENTATIVE TO DETERMINE


         THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG
          OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE
               RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE


           TO HELP YOU MEET YOUR LONG-TERM RETIREMENT SAVINGS GOALS.


HIGHLIGHTS


The WM Diversified Strategies(III) Variable Annuity is a contract between you and Anchor National Life Insurance Company (Anchor National). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.


FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A WM DIVERSIFIED STRATEGIES(III) VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct insurance charges, which equal 1.55% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for three complete years, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A WM DIVERSIFIED STRATEGIES(III) VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Optional enhanced death benefits are also available. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

INQUIRIES: If you have questions about your contract call your investment representative or contact us at Anchor National Life Insurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: 1 (877) 311-WMVA (9682).


Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the contract, as well as the risks of investing.

WM DIVERSIFIED STRATEGIES(III) VARIABLE ANNUITY FEE TABLES
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES


Withdrawal Charge as a percentage of Purchase Payments, for all states except Oregon (Oregon only, 6% year 1):



   YEARS:      1      2      3      4
               7%     6%     6%     0%


Contract Maintenance
Charge.................  $35 each year ($30 in North
                         Dakota) (waived for contracts
                         over $50,000)
Transfer Fee...........  No charge for first 15
                         transfers each contract year;
                         thereafter, fee is $25 ($10
                         in Pennsylvania and Texas)
                         per transfer in any contract
                         year

THE OPTIONAL ESTATE REWARDS DEATH BENEFIT FEE

(The Estate Rewards Death Benefit offers a choice of one of two optional enhanced death benefits which are described more fully in the prospectus. If elected, the fee is an annualized charge that is deducted daily from your daily net asset value.)

Fee as a % of your daily
  net asset value.......  0.15%

THE OPTIONAL INCOME PROTECTOR FEE

(The Income Protector which is described more fully in the prospectus is optional and if elected the fee is deducted annually from your contract value.)

GROWTH RATE   ANNUAL FEE AS A % OF YOUR INCOME BENEFIT BASE*
-----------   ----------------------------------------------
0%....                            0.10%

* The Income Benefit Base, which is described more fully in the prospectus is generally calculated by using your contract value on the date of your effective enrollment in the program and then each subsequent contract anniversary, adding purchase payments made since the prior contract anniversary, less proportionate withdrawals, and fees and charges applicable to those withdrawals.

ANNUAL SEPARATE ACCOUNT EXPENSES

(as a percentage of your daily net asset value)

Mortality Risk Charge.....................  1.05%
Expense Risk Charge.......................  0.35%
Distribution Expense Charge...............  0.15%
                                            ----
          Total Separate Account
            Expenses......................  1.55%
                                            ====

THE OPTIONAL EARNINGS ADVANTAGE FEE

(Earnings Advantage, an enhanced death benefit feature, which is described more fully in the prospectus is optional and if elected, the fee is an annualized charge that is deducted daily from your contract value.)

Fee as a % of your daily
  net asset value.......  0.25%

                   INVESTMENT PORTFOLIO EXPENSES OF VARIABLE
                                   PORTFOLIOS

                              ANCHOR SERIES TRUST

                                    Class B

                 (as a percentage of average net assets for the

                  Trust's fiscal year ended December 31, 2001)



                                            MANAGEMENT    SERVICE (12b-1)     OTHER     TOTAL ANNUAL
                PORTFOLIO                      FEE             FEES          EXPENSES     EXPENSES
----------------------------------------------------------------------------------------------------
     Capital Appreciation                      0.70%           0.15%           0.08%        0.93%
----------------------------------------------------------------------------------------------------

                                      SUNAMERICA SERIES TRUST
                                              Class B
                            (as a percentage of average net assets after
                            reimbursement or waiver of expenses for the Trust's fiscal year ended January 31, 2002)

    Alliance Growth                            0.60%           0.15%           0.06%        0.81%
     Global Equities                           0.73%           0.15%           0.17%        1.05%
     MFS Mid Cap Growth                        0.75%           0.15%           0.08%        0.98%
     Technology                                1.20%           0.15%           0.25%        1.60%
----------------------------------------------------------------------------------------------------



      THE ABOVE INVESTMENT PORTFOLIO EXPENSES WERE PROVIDED BY THE ANCHOR

            SERIES TRUSTS AND SUNAMERICA SERIES TRUST, RESPECTIVELY.
      WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

                                    WMDS III


                               WM VARIABLE TRUST

                                    Class 2


    (as a percentage of average net assets for the Trust's fiscal year ended
                               December 31, 2001)



                                                                                          TOTAL
                                              MANAGEMENT   SERVICE (12b-1)     OTHER      ANNUAL
                                                 FEE             FEES         EXPENSES   EXPENSES
-------------------------------------------------------------------------------------------------
    Balanced Portfolio(1)                        0.10%           0.25%          0.18%      0.53%
    Conservative Balanced Portfolio(1, 2)        0.00%           0.25%          0.30%      0.55%
    Conservative Growth Portfolio(1)             0.10%           0.25%          0.18%      0.53%
    Equity Income                                0.63%           0.25%          0.06%      0.94%
    Flexible Income Portfolio(1)                 0.10%           0.25%          0.23%      0.58%
    Growth & Income                              0.75%           0.25%          0.03%      1.03%
    Growth Fund                                  0.88%           0.25%          0.06%      1.19%
    Income Fund                                  0.50%           0.25%          0.05%      0.80%
    International Growth Fund                    0.94%           0.25%          0.21%      1.40%
    Mid Cap Stock Fund                           0.75%           0.25%          0.07%      1.07%
    Money Market Fund                            0.45%           0.25%          0.17%      0.87%
    Short Term Income Fund                       0.50%           0.25%          0.10%      0.85%
    Small Cap Stock Fund                         0.87%           0.25%          0.08%      1.20%
    Strategic Growth Portfolio(1)                0.10%           0.25%          0.21%      0.56%
    U.S. Government Securities Fund              0.50%           0.25%          0.06%      0.81%
    West Coast Equity Fund(3)                    0.63%           0.25%          0.07%      0.95%
-------------------------------------------------------------------------------------------------



(1)The Annual Expenses of the Portfolios, combined with the Annual Expenses of the Underlying Funds in which they invest, are shown immediately below.


(2)Reflects the commitment by WM Advisors to waive management fees and reimburse expenses to the extent necessary to limit total annual expenses to 0.55% for the fiscal year ending December 31, 2002.


(3)Formerly named the Growth Fund of the Northwest.



        ANNUAL EXPENSES OF THE PORTFOLIOS AND UNDERLYING FUNDS COMBINED



  Each Portfolio will invest in Funds of the WM Variable Trust and in the WM High Yield Fund (a series of WM Trust I) in keeping with certain allocations and investment objectives. You will bear certain expenses associated with those Funds in addition to those related to the Portfolios themselves. The chart below shows estimated combined annual expenses for each Portfolio and the Funds in which the Portfolio may invest. The expenses are based upon estimated expenses of each Portfolio and underlying Fund for the fiscal year ended December 31, 2001, restated to reflect current management and 12b-1 fees. Please refer to the Trust prospectus for more details.



The estimates assume a constant allocation of each Portfolio's assets among the Funds identical to such Portfolio's actual allocation at December 31, 2001.



                                                                 COMBINED
                         PORTFOLIOS                           ANNUAL EXPENSES
-----------------------------------------------------------------------------
Balanced Portfolio..........................................       1.26%
Conservative Balanced Portfolio.............................       1.19%
Conservative Growth Portfolio...............................       1.31%
Flexible Income Portfolio...................................       1.20%
Strategic Growth Portfolio..................................       1.40%
-----------------------------------------------------------------------------


THE ABOVE INVESTMENT PORTFOLIO EXPENSES WERE PROVIDED BY THE WM VARIABLE TRUST.
      WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

                        VAN KAMPEN LIFE INVESTMENT TRUST

                                    Class II

    (as a percentage of average net assets after reimbursement or waiver of expenses for the Trust's fiscal year ended December 31, 2001)



                                                         SERVICE                   TOTAL
                                        MANAGEMENT       (12b-1)        OTHER      ANNUAL
              PORTFOLIO                    FEE             FEE         EXPENSES   EXPENSES
------------------------------------------------------------------------------------------
Van Kampen LIT Comstock...............     0.60%          0.25%          0.21%      1.06%
------------------------------------------------------------------------------------------



  THE ABOVE PORTFOLIO EXPENSES WERE PROVIDED BY THE VAN KAMPEN LIFE INVESTMENT
   TRUST. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.


             ANNUAL EXPENSES OF THE PORTFOLIO AND UNDERLYING FUNDS

                                    EXAMPLES

You will pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, Investment Portfolio Expenses after any waiver, reimbursement or recoupment (assuming the waiver, reimbursement or recoupment will continue for the period shown), if applicable, and

       (a) If the contract is surrendered at the end of the stated time period and no optional features are elected.

       (b) If the contract is surrendered and you elect the optional Estate Rewards, Earnings Advantage and the Income Protector Program at the maximum charges offered of [0.15%, 0.25% and 0.10%], respectively.

       (c) If the contract is not surrendered or is annuitized and no optional features are elected.*

       (d) If the contract is not surrendered and you elect the optional Estate Rewards, Earnings Advantage and the Income Protector Program at the maximum charges offered of [0.15%, 0.25% and 0.10%], respectively.


                                                                        TIME PERIODS
---------------------------------------------------------------------------------------------------------------------
             ANCHOR SERIES TRUST                1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------------------------
 Capital Appreciation Portfolio                (a)    96         (a)   140         (a)   136         (a)   290
                                               (b)   101         (b)   155         (b)   161         (b)   338
                                               (c)    26         (c)    80         (c)   136         (c)   290
                                               (d)    31         (d)    95         (d)   161         (d)   338
---------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------
           SUNAMERICA SERIES TRUST              1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------------------------
 Alliance Growth Portfolio                     (a)    95         (a)   136         (a)   130         (a)   278
                                               (b)   100         (b)   151         (b)   155         (b)   327
                                               (c)    25         (c)    76         (c)   130         (c)   278
                                               (d)    30         (d)    91         (d)   155         (d)   327
 Global Equities Portfolio                     (a)    97         (a)   143         (a)   142         (a)   302
                                               (b)   102         (b)   158         (b)   167         (b)   349
                                               (c)    27         (c)    83         (c)   142         (c)   302
                                               (d)    32         (d)    98         (d)   167         (d)   349
 MFS Mid Cap Growth                            (a)    96         (a)   141         (a)   139         (a)   295
                                               (b)   101         (b)   156         (b)   163         (b)   342
                                               (c)    26         (c)    81         (c)   139         (c)   295
                                               (d)    31         (d)    96         (d)   163         (d)   342
 Technology                                    (a)   103         (a)   160         (a)   169         (a)   354
                                               (b)   108         (b)   174         (b)   193         (b)   398
                                               (c)    33         (c)   100         (c)   169         (c)   354
                                               (d)    38         (d)   114         (d)   193         (d)   398
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
              WM VARIABLE TRUST                 1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------------------------
    Balanced Portfolio                         (a)    99         (a)   150         (a)   153         (a)   322
                                               (b)   104         (b)   164         (b)   177         (b)   368
                                               (c)    29         (c)    90         (c)   153         (c)   322
                                               (d)    34         (d)   104         (d)   177         (d)   368
    Conservative Balanced Portfolio            (a)    99         (a)   148         (a)   149         (a)   315
                                               (b)   104         (b)   162         (b)   173         (b)   362
                                               (c)    29         (c)    88         (c)   149         (c)   315
                                               (d)    34         (d)   102         (d)   173         (d)   362
    Conservative Growth Portfolio              (a)   100         (a)   151         (a)   155         (a)   327
                                               (b)   105         (b)   166         (b)   179         (b)   372
                                               (c)    30         (c)    91         (c)   155         (c)   327
                                               (d)    35         (d)   106         (d)   179         (d)   372
    Equity Income Fund                         (a)    96         (a)   140         (a)   137         (a)   291
                                               (b)   101         (b)   155         (b)   161         (b)   339
                                               (c)    26         (c)    80         (c)   137         (c)   291
                                               (d)    31         (d)    95         (d)   161         (d)   339
    Flexible Income Portfolio                  (a)    99         (a)   148         (a)   150         (a)   316
                                               (b)   104         (b)   163         (b)   174         (b)   363
                                               (c)    29         (c)    88         (c)   150         (c)   316
                                               (d)    34         (d)   103         (d)   174         (d)   363
    Growth & Income Fund                       (a)    97         (a)   143         (a)   141         (a)   300
                                               (b)   102         (b)   158         (b)   166         (b)   347
                                               (c)    27         (c)    83         (c)   141         (c)   300
                                               (d)    32         (d)    98         (d)   166         (d)   347
    Growth Fund                                (a)    99         (a)   148         (a)   149         (a)   315
                                               (b)   104         (b)   162         (b)   173         (b)   362
                                               (c)    29         (c)    88         (c)   149         (c)   315
                                               (d)    34         (d)   102         (d)   173         (d)   362
    Income Fund                                (a)    95         (a)   136         (a)   130         (a)   277
                                               (b)   100         (b)   151         (b)   155         (b)   326
                                               (c)    25         (c)    76         (c)   130         (c)   277
                                               (d)    30         (d)    91         (d)   155         (d)   326
    International Growth Fund                  (a)   101         (a)   154         (a)   159         (a)   335
                                               (b)   106         (b)   168         (b)   183         (b)   380
                                               (c)    31         (c)    94         (c)   159         (c)   335
                                               (d)    36         (d)   108         (d)   183         (d)   380
    Mid Cap Stock Fund                         (a)    97         (a)   144         (a)   143         (a)   304
                                               (b)   102         (b)   159         (b)   168         (b)   351
                                               (c)    27         (c)    84         (c)   143         (c)   304
                                               (d)    32         (d)    99         (d)   168         (d)   351
    Money Market Fund                          (a)    95         (a)   138         (a)   133         (a)   284
                                               (b)   100         (b)   153         (b)   158         (b)   332
                                               (c)    25         (c)    78         (c)   133         (c)   284
                                               (d)    30         (d)    93         (d)   158         (d)   332
    Short Term Income Fund                     (a)    95         (a)   137         (a)   132         (a)   282
                                               (b)   100         (b)   152         (b)   157         (b)   330
                                               (c)    25         (c)    77         (c)   132         (c)   282
                                               (d)    30         (d)    92         (d)   157         (d)   330
    Small Cap Stock Fund                       (a)    99         (a)   148         (a)   150         (a)   316
                                               (b)   104         (b)   163         (b)   174         (b)   363
                                               (c)    29         (c)    88         (c)   150         (c)   316
                                               (d)    34         (d)   103         (d)   174         (d)   363
    Strategic Growth Portfolio                 (a)   101         (a)   154         (a)   159         (a)   335
                                               (b)   106         (b)   168         (b)   183         (b)   380
                                               (c)    31         (c)    94         (c)   159         (c)   335
                                               (d)    36         (d)   108         (d)   183         (d)   380
    U.S. Government Securities Portfolio       (a)    95         (a)   136         (a)   130         (a)   278
                                               (b)   100         (b)   151         (b)   155         (b)   327
                                               (c)    25         (c)    76         (c)   130         (c)   278
                                               (d)    30         (d)    91         (d)   155         (d)   327
    West Coast Equity Fund                     (a)    96         (a)   140         (a)   137         (a)   292
                                               (b)   101         (b)   155         (b)   162         (b)   340
                                               (c)    26         (c)    80         (c)   137         (c)   292
                                               (d)    31         (d)    95         (d)   162         (d)   340
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
      VAN KAMPEN LIFE INVESTMENT TRUST          1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------------------------
    Van Kampen LIT Comstock                    (a)    97         (a)   144         (a)   143         (a)   303
                                               (b)   102         (b)   159         (b)   167         (b)   350
                                               (c)    27         (c)    84         (c)   143         (c)   303
                                               (d)    32         (d)    99         (d)   167         (d)   350
---------------------------------------------------------------------------------------------------------------------



                     EXPLANATION OF FEE TABLES AND EXAMPLES


1. The purpose of the Fee Tables is to show you the various expenses you will incur directly and indirectly by investing in the contract. The example reflects owner transaction expenses, separate account expenses including optional benefit fees in some examples and variable portfolio expenses. We converted the contract administration charge to a percentage (0.09%) using an assumed contract size of $40,000. The actual impact of the administration charge may differ from this percentage and may be waived for contract values over $50,000. Additional information on the portfolio company fees can be found in the Trust prospectuses located behind this prospectus.
2. The Examples assume that no transfer fees were imposed. Premium taxes are not reflected but may be applicable.

3. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


4. In the State of Oregon, the 1-Year contract expenses will be slightly lower, reflecting the applicable 6% withdrawal charge.

THE WM DIVERSIFIED STRATEGIES(III) VARIABLE ANNUITY
--------------------------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: You do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawn. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial advisor.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making payments to you out of the money accumulated in your contract.

The Contract is called a "variable" annuity because it allows you to invest in variable investment portfolios which we call Variable Portfolios. The Variable Portfolios, are similar to mutual funds, in that they have specific investment objectives and their performance varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolio(s) in which you invest.

The Contract also offers several fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by Anchor National. If you allocate money to the fixed account options, the amount of money that accumulates in your Contract depends on the total interest credited to the particular fixed account option(s) in which you are invested.

For more information on the Variable Portfolios and fixed account options available under this contract, SEE INVESTMENT OPTIONS PAGE 14.

Anchor National issues the WM Diversified Strategies(III) Variable Annuity. When you purchase a WM Diversified Strategies(III) Variable Annuity, a contract exists between you and Anchor National. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. Anchor National is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware corporation. WM Diversified Strategies(III) Variable Annuity may not currently be available in all states. Please check with your financial advisor regarding availability in your state.

This annuity is designed for investors whose personal circumstances allow for a long-term investment time horizon, to assist in contributing to retirement savings. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each Purchase Payment withdrawn if that Purchase Payment has not been invested in this contract for at least 3 years. Because of the potential penalty, you should fully discuss all of the benefits and risks of this contract with your financial adviser prior to purchase.

PURCHASING A WM DIVERSIFIED STRATEGIES(III)
VARIABLE ANNUITY
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes.

                                              MINIMUM          MINIMUM SUBSEQUENT
                       MINIMUM INITIAL       SUBSEQUENT        PURCHASE PAYMENT--
                       PURCHASE PAYMENT   PURCHASE PAYMENT   AUTOMATIC PAYMENT PLAN
                       ----------------   ----------------   ----------------------
Qualified                  $ 2,000              $250                  $100
Non-qualified              $10,000              $500                  $100

Prior Company approval is required to accept Purchase Payments greater than $1,500,000. The Company reserves the right to refuse any Purchase Payment including one which would cause Total Purchase Payments to exceed $1,500,000 at the time of the Purchase Payment. Further, we reserve the right to aggregate all contracts having the same owners' and/or annuitants' social security or federal tax identification number for purposes of determining which contracts and/or purchase payments require Company pre-approval. Also, the optional Automatic Payment Plan allows you to make subsequent Purchase Payments of as little as $100.

In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless they certify to us that the minimum distribution required by the federal tax code is being made. In addition, we may not issue a contract to anyone age 91 or older (unless state law requires otherwise). Neither Estate Rewards nor Earnings Advantage is available to you if you are age 81 or older at the time of contract issue.

We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued in contingent upon prior review and approval by the Company.

ALLOCATION OF PURCHASE PAYMENTS


We invest your Purchase Payments in the fixed accounts and/or Variable Portfolio(s) according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to the last future payment allocation instructions provided by you. Purchase Payments are applied to your contract based upon the value of the variable investment option next determined after receipt of your money. SEE INVESTMENT OPTIONS PAGE 16.


In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paper work at our Annuity Service Center. We allocate your initial Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will:

     - Send your money back to you; or

     - Ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

The value of the variable portion of your contract will go up or down depending upon the investment performance of the Variable Portfolio(s) you select. In order to keep track of the value of your contract, we use a unit of measure called an Accumulation Unit which works like a share of a mutual fund. During the Income Phase, we call them Annuity Units.

An Accumulation Unit value is determined each day that the New York Stock Exchange ("NYSE") is open. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1:00 p.m. Pacific Standard Time ("PST") and on the next day's unit value if we receive your money after 1:00 p.m. PST. We calculate an Accumulation Unit for each Variable Portfolio after the NYSE closes each day. We do this by:

     1. determining the total value of money invested in a particular Variable Portfolio;

     2. subtracting from that amount any asset-based charges and any other charges such as taxes we have deducted; and

     3.  dividing this amount by the number of outstanding Accumulation Units.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Alliance Growth Portfolio. We determine that the value of an Accumulation Unit for the Alliance Growth Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for the Alliance Growth Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. If you decide to cancel your contract during the free look period, we will refund to you the value of your contract on the day we receive your request. The amount refunded to you may be more or less than your original investment.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Money Market investment option during the free look period and will allocate your money according to your instructions at the end of the applicable free look period. Currently, we do not put your money in the Money Market investment option during the free look period unless you allocate your money to it. If your contract was issued in a state requiring return of Purchase Payments or as an IRA and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract. At the end of the free look period, we allocate your money according to your instructions.


EXCHANGE OFFERS



From time to time, we may offer to allow you to exchange an older variable annuity issued by Anchor National or one of its affiliates, for a newer product with more current features and benefits, also issued by Anchor National or one of its affiliates. Such an Exchange Offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such Exchange Offer at the time the offer is made.



EXCHANGE OFFER FROM WM ADVANTAGE VARIABLE ANNUITY ISSUED BY AMERICAN GENERAL LIFE INSURANCE COMPANY TO WM DIVERSIFIED STRATEGIES(III) VARIABLE ANNUITY



Certain owners of the WM Advantage variable annuity issued by Anchor National's affiliate American General Life Insurance Company ("Advantage Contract") may have the opportunity to exchange the Advantage Contract for a newer variable annuity issued by Anchor National Life Insurance Company. The newer annuity being offered in this Exchange Offer is the WM Diversified Strategies(III) variable annuity, described in this prospectus.

This Exchange Offer is only made to Advantage Contract owners whose Advantage Contracts are completely out of the surrender charge period at the time of the exchange. Upon purchasing the WM Diversified Strategies(III) contract in exchange for the Advantage Contract, surrender charges will not apply to the exchanged values in the new contract and will be waived on new Purchase Payments made into the WM Diversified Strategies(III) variable annuity. We will pay lower compensation to investment representatives on sales of WM Diversified Strategies(III) that are part of this Exchange Offer. For a comparison of the features and benefits of the Advantage Contract to the WM Diversified Strategies(III) contract, please see Appendix E.


INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The contract offers variable investment options which we call Variable Portfolios, and fixed investment options. We designed the contract to meet your varying investment needs over time. You can achieve this by using the Variable Portfolios alone or in concert with the fixed investment options. The Variable Portfolios operate similar to a mutual fund but are only available through the purchase of certain variable annuities. A mixture of your investment in the Variable Portfolios and fixed account options may lower the risk associated with investing only in a variable investment option.

VARIABLE PORTFOLIOS

The contract currently offers 22 Variable Portfolios. These Variable Portfolios invest in shares of the Anchor Series Trust, SunAmerica Series Trust, Van Kampen Life Investment Trust and the WM Variable Trust (the "Trusts"). Additional Variable Portfolios may be available in the future. The Variable Portfolios operate similar to a mutual fund but are only available through the purchase of certain insurance contracts.

SunAmerica Asset Management Corp., an indirect wholly owned subsidiary of AIG, is the investment adviser to the AST and SAST Trusts. Van Kampen Asset Management Inc. is the advisor to the VKT. WM Advisors is the adviser to the WMVT. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by Anchor National, and other affiliated/unaffiliated insurance companies. Neither Anchor National nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The advisers monitor the Trusts for potential conflicts.

ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the AST Portfolio. AST has Variable Portfolios in addition to those listed below which are not available for investment under the contract.

SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SAST Portfolios. SAST has Variable Portfolios in addition to those listed below which are not available for investment under the contract.

VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen Asset Management Inc. provides investment advice for the VKT portfolios. VKT has investments portfolios in addition to the one listed here which are not available for investment under the contract.

WM VARIABLE TRUST

WM Advisors, Inc. serves as adviser for the WMVT Funds and also hires subadvisers to manage the day-to-day operations of certain investment options.

The 22 Variable Portfolios along with their respective subadvisers are listed below:


STRATEGIC ASSET MANAGEMENT PORTFOLIOS
Strategic Growth                                 WM Advisors, Inc.                          WMVT
Conservative Growth                              WM Advisors, Inc.                          WMVT
Balanced                                         WM Advisors, Inc.                          WMVT
Conservative Balanced                            WM Advisors, Inc.                          WMVT
Flexible Income                                  WM Advisors, Inc.                          WMVT

EQUITY FUNDS
Technology                                       Van Kampen                                 SAST
International Growth                             Capital Guardian Trust Company             WMVT
Global Equities                                  Alliance Capital Mgmt. L.P.                SAST
Small Cap Stock                                  WM Advisors, Inc.                          WMVT
Mid Cap Stock                                    WM Advisors, Inc.                          WMVT
MFS Mid Cap Growth                               Massachusetts Financial Services Co.       SAST
Capital Appreciation                             Wellington Mgmt. Co. LLP                   AST
Growth                                           Columbia Management Company,               WMVT
                                                 Janus Capital Corporation,
                                                 OppenheimerFunds, Inc.
Alliance Growth                                  Alliance Capital Mgmt, L.P.                SAST
West Coast Equity Fund                           WM Advisors, Inc.                          WMVT
Van Kampen LIT Comstock, Class II Shares         Van Kampen Asset Management, Inc.          VKT
Growth & Income                                  WM Advisors, Inc.                          WMVT
Equity Income                                    WM Advisors, Inc.                          WMVT

FIXED-INCOME FUNDS
Income                                           WM Advisors, Inc.                          WMVT
U.S. Government Securities                       WM Advisors, Inc.                          WMVT
Short Term Income                                WM Advisors, Inc.                          WMVT
Money Market                                     WM Advisors, Inc.                          WMVT


YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS ATTACHED HERETO CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED INVESTMENT OPTIONS


The contract also offers four fixed investment options. Anchor National will guarantee the interest rate earned on money you allocate to any of these fixed investment options. We currently offer fixed investment options for periods of one and three years, which we call guarantee periods. In Washington and Maryland only the one year fixed account option is available. In the State of Oregon, only the 1-Year and 6-Month DCA and/or the 1-Year DCA fixed investment options are available. We guarantee the interest rate for money allocated to the 6-month DCA fixed account and/or the 1-year DCA fixed account (the "DCA fixed accounts") which are available only in conjunction with the Dollar Cost Averaging Program. Please see the section on the Dollar Cost Averaging Program on page 26 for additional information about, including limitations on, the availability and operation of the DCA fixed accounts. The DCA fixed accounts are only available for new Purchase Payments.


All of these fixed account options pay interest at rates set and guaranteed by Anchor National. Interest rates may differ from time to time and are set at our sole discretion. We will never credit less than a 3% annual effective rate to any of the fixed account options. The interest rate offered for new Purchase Payments may differ from that offered for subsequent Purchase Payments and money already in the fixed account options. In addition, different guarantee periods offer different interest rates. Rates for specified payments are declared at the beginning of the guarantee period and do not change during the specified period.

There are three scenarios in which you may put money into the fixed account options. In each scenario your money may be credited a different rate of interest as follows:

     - INITIAL RATE: Rate credited to new Purchase Payments allocated to the fixed account when you purchase your contract.

     - CURRENT RATE: Rate credited to subsequent Purchase Payments allocated to the fixed account.

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

     - RENEWAL RATE: Rate credited to money remaining in a fixed account after expiration of a guarantee period and money transferred from a fixed account or one of the Variable Portfolios into a fixed account.

Each of these rates may differ from one another. Although once declared the applicable rate is guaranteed until your guarantee period expires.


The DCA fixed accounts also credit a fixed rate of interest. Interest is credited to amounts allocated to the 6-month or 1-year DCA fixed account while your investment is systematically transferred to the Variable Portfolio(s). The rates applicable to the DCA fixed accounts may differ from each other and/or the other fixed account options but will never be less than an effective rate of 3%. SEE DOLLAR COST AVERAGING ON PAGE 19 for more information.


When a guarantee period ends, you may leave your money in the same guarantee period. You may also reallocate money to another fixed investment option (other than the DCA fixed accounts) or to any of the Variable Portfolio(s). If you want to reallocate your money, you must contact us within 30 days after the end of the current guarantee period and instruct us how to reallocate your money. If we do not hear from you, we will keep your money in the same guarantee period where it will earn the renewal interest rate applicable at that time.

MARKET VALUE ADJUSTMENT


NOTE: MARKET VALUE ADJUSTMENTS APPLY TO THE 3-YEAR FIXED INVESTMENT OPTION ONLY. THIS OPTION IS NOT AVAILABLE IN WASHINGTON, OREGON, OR MARYLAND AND MAY NOT BE AVAILABLE IN OTHER STATES. PLEASE CONTACT YOUR INVESTMENT REPRESENTATIVE FOR MORE INFORMATION.


If you take money out of the 3-year fixed investment option before the end of the guarantee period, we make an adjustment to your contract. We refer to the adjustment as a market value adjustment (the "MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the fixed investment option and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the fixed investment option. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the guarantee period from which you seek withdrawal or transfer. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Generally, if interest rates drop between the time you put your money into the fixed investment options and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the fixed investment option. If there is not enough money in the fixed investment option to meet the negative deduction, we deduct the remainder from your withdrawal or transfer amount. Where the MVA is positive, we add the adjustment to your withdrawal amount or transfer amount. For withdrawals under the systematic withdrawal program that result in a negative market value adjustment, the MVA amount will be deducted from your withdrawal.

The 1-year fixed investment option and the DCA fixed accounts do not impose a MVA. These fixed investment options are not registered under the Securities Act of 1933 and are not subject to the provisions of the Investment Company Act of 1940.

Anchor National does not assess an MVA against withdrawals under the following circumstances:

     - If a withdrawal is made within 30 days after the end of a guarantee period;

     - If a withdrawal is made to pay contract fees and charges;

     - To pay a death benefit; and

     - Upon annuitization, if occurring on the latest Annuity Date.

Please see APPENDIX A for more information on how we calculate the MVA.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer funds between the Variable Portfolio(s) and the fixed investment options. Funds already in your contract cannot be transferred into the DCA fixed accounts.

You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.


You may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone subject to our rules. Additionally, you may access your account and request transfers between Variable Portfolios and/or the fixed account options through SunAmerica's website (http://www.sunamerica.com). We currently allow 15 free transfers per contract year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the Automatic Asset Rebalancing Program do not count against your 15 free transfers.


We accept transfer requests by telephone unless you tell us not to on your contract application. Additionally, you may request transfers over the internet unless you indicate you do not wish your account to be traded over the internet. When receiving instructions over the telephone or the internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios.


This product is not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programming transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These marketing timing strategies are disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios reflect a market timing strategy, we reserve the right to take action to protect the other investors. Such action may include but would not be limited to restricting the mechanisms you can use to request transfers among the Variable Portfolios or imposing penalty fees on such trading activity and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.



For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 30.


We reserve the right to modify, suspend or terminate these transfer privileges at any time.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage from one Variable Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. You may also systematically transfer the interest earned in the 1-year fixed account to any of the Variable Portfolios. Transfers may be monthly or quarterly and count against your 15 free transfers per contract year. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account. Fixed account options are not available as target accounts for the DCA program.

We also offer the 6-month and a 1-year DCA fixed accounts exclusively to facilitate this program. The DCA fixed accounts only accept new Purchase Payments. You can not transfer money already in your contract into these options. If you allocate new Purchase Payment into a DCA fixed account, we transfer all your money allocated to that account into the Variable Portfolio(s) over the selected 6-month or 1-year period. You cannot change the option or the frequency of transfers once selected. The minimum transfer amount under the DCA program is $100, regardless of the source account. Fixed account options are not available as target accounts for the DCA program.

If allocated to the 6-month DCA fixed account, we transfer your money over a maximum of 6 monthly transfers. We base the actual number of transfers on the total amount allocated to that account. For example, if you allocate $500 to the 6-month DCA fixed account, we transfer your money over a period of five months, so that each payment complies with the $100 per transfer minimum.

We determine the amount of the transfers from the 1-year DCA fixed account based on:

     - the total amount of money allocated to the account, and

     - the frequency of transfers selected.

For example, if you allocate $1,000 to the 1-year DCA fixed account and you select monthly transfers, we completely transfer all of your money to the selected investment options over a period of ten months.


You may terminate your DCA program at any time. Transfers resulting from a termination of this program do not count towards your 15 free transfers.


The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA Program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Money Market Portfolio to the Alliance Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

    QUARTER   ACCUMULATION UNIT   UNITS PURCHASED
    -------   -----------------   ---------------
       1           $ 7.50               100
       2           $ 5.00               150
       3           $10.00                75
       4           $ 7.50               100
       5           $ 5.00               150
       6           $ 7.50               100

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING PROGRAM

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing Program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return. At your request, rebalancing occurs on a quarterly, semi-annual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year. We reserve the right to modify, suspend or terminate this program at any time.

PRINCIPAL ADVANTAGE PROGRAM

The Principal Advantage Program allows you to invest in one or more of the Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed investment options (other than the DCA fixed accounts) and the Variable Portfolio(s) you select. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed investment option to ensure that it grows to an amount equal to your total principal invested under this program. We invest the rest of your principal in the Variable Portfolio(s) of your choice.

     EXAMPLE:


     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed investment option. You want the amount allocated to the fixed investment option to grow to $100,000 in 3-years. If the 3-year fixed investment option is offering a 3% interest rate, we will allocate $91,514 to the 3-year fixed investment option to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $8,486 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.



We reserve the right to modify, suspend or terminate this program at any time.


VOTING RIGHTS

Anchor National is the legal owner of shares of the Trusts. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION


We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, we may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;


     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS ON PAGE 30.



Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal and a MVA if a withdrawal comes from the 3-year fixed investment option prior to the end of a guarantee period. If you withdraw your entire contract value, we also deduct any applicable premium taxes and a contract maintenance fee. SEE EXPENSES ON PAGE 27. We calculate charges due on a total withdrawal on the day after we receive your request and other required paper work. We return your contract value less any applicable fees and charges.



The minimum partial withdrawal amount is $1,000 ($950 in Oregon). We require that the value left in any Variable Portfolio or fixed account be at least $500 after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made in equal amounts from each Variable Portfolio and the fixed investment option in which your contract is invested.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed investment option. Such deferrals are limited to no longer than six months.

FREE WITHDRAWAL PROVISION

Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a surrender penalty. However, upon a future full surrender of your contract any previous free withdrawals would be subject to a surrender charge, if any is applicable at the time of the full surrender (except in the state of Washington).


Purchase payments, above and beyond the amount of your free withdrawal amount, that are withdrawn prior to the end of the third year will result in your paying a penalty in the form of a surrender charge. The amount of the charge and how it applies are discussed more fully below. SEE EXPENSES ON PAGE 27. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.


To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms. These are penalty free earnings and the total invested amount.

The penalty-free earnings portion of your contract is simply your account value less your total invested amount. The total invested amount is the total of all Purchase Payments you have made into the contract less portions of some prior withdrawals you made. The portions of prior withdrawals that reduce your total invested amount are as follows:

- Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the part of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal, and

- Any prior withdrawals (including withdrawal charges on those withdrawals) of the total invested amount on which you already paid a surrender penalty.

When you make a withdrawal, we assume that it is taken from penalty-free earnings first, then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments which are no longer subject to a withdrawal charge before those Purchase Payments which are still subject to the withdrawal charge.

During the first year after we issue your contract your free withdrawal amount is the greater of (1) your penalty-free earnings; and (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount. If you are a Washington resident, you may withdraw during the first contract year, the greater of (1); (2); or (3) interest earnings from the amounts allocated to the fixed account options, not previously withdrawn.

After the first contract year, you can take out the greater of the following amounts each year (1) your penalty-free earnings and any portion of your total invested amount no longer subject to withdrawal charge or (2) 10% of the portion of your total invested amount that has been in your contract for at least one year. If you are a Washington resident, your maximum free withdrawal amount, after the first contract year, is the greater of (1); (2); or (3) interest earnings from amounts allocated to the fixed account options, not previously withdrawn.

We calculate charges due on a total withdrawal on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the age of the Purchase Payment remaining in the contract at the time of the withdrawal. For the purpose of calculating the withdrawal charge, any prior Free Withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no election of Estate Rewards, Earnings Advantage or Income Protection options selected and no subsequent Purchase Payments. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In contract year 3 you request a full surrender of your contract. We will apply the following calculation,

A-(B x C)=D, where:

A=Your contract value at the time of your request for surrender ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
  ($100,000)
C=The withdrawal charge percentage applicable to the age of each Purchase
  Payment (6%)[B x C=$6,000]
D=Your full surrender value ($84,000)

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option in which your contract is invested.


Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% federal penalty tax. SEE TAXES ON PAGE 35.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM


During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $100. In the State of Oregon, the minimum withdrawal amount is $250 per withdrawal or the penalty free withdrawal amount. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and/or MVA may apply.


The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS


Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. SEE TAXES ON PAGE 35 for a more detailed explanation.

DEATH BENEFIT
--------------------------------------------------------------------------------

If you should die during the Accumulation Phase, your Beneficiary will receive a death benefit. The death benefit options are discussed in detail below.


The death benefit is not paid after you are in the Income Phase. If you die during the Income Phase, your Beneficiary will receive any remaining guaranteed income payments in accordance with the income option you choose. SEE INCOME OPTIONS ON PAGE 30.


You select the Beneficiary to receive any amounts payable on death. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death: (1) a certified copy of a death certificate; (2) a certified copy of a decree of court of competent jurisdiction as to the finding of death; (3) a written statement by a medical doctor who attended the deceased at the time of death; or (4) any other proof satisfactory to us. We may also require additional proof before we pay the death benefit.


The death benefit must be paid within 5 years of the date of death. The Beneficiary may, in the alternative, elect to have the death benefit payable in the form of an income payment. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Income payments must begin within one year of the owner's death. If the Beneficiary is the spouse of the deceased owner, he or she can elect to continue the contract, rather than receive a death benefit. SEE SPOUSAL CONTINUATION ON PAGE 27. If the Beneficiary does not elect a specific form of pay out within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.


If the Annuitant dies before annuity payments begin, you can name a new Annuitant. If no Annuitant is named within 30 days, you will become the Annuitant. However, if the owner is a non-natural person (for example, a trust), then the death of the Annuitant will be treated as the death of the owner, no new Annuitant may be named and the death benefit will be paid.

This contract provides three death benefit options: the Standard Death Benefit which is automatically included in your contract for no additional fee, an optional enhanced death benefit called "Estate Rewards" which offers you the selection of one of two options. If you choose the Estate Rewards death benefit, you may also elect, for an additional fee, the Earnings Advantage feature. Your death benefit elections must be made at the time of contract application and the election cannot be terminated.

The term "Net Purchase Payment" is used frequently in explaining the death benefit options. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (including fees and charges applicable to the withdrawal) by the contract value immediately before taking that withdrawal. The resulting percentage is then multiplied by the amount of total Purchase Payments and subtracted from the amount of total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment calculation.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "Gross Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.


STANDARD DEATH BENEFIT

The Standard Death Benefit on your contract, is the greater of:

     1. Net Purchase Payments compounded at a 3% annual growth rate from the date of issue until the earlier of age 75 or the date of death, plus any Purchase Payments recorded after the earlier of age 75 or the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the earlier of age 75 or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

     2. the contract value on the date we receive all required paperwork and satisfactory proof of death.

ESTATE REWARDS DEATH BENEFIT(S)

For an additional fee, you may elect one of the Estate Rewards death benefits which can provide greater protection for your beneficiaries. You must chose between Option 1 and Option 2 at the time you purchase your contract and you cannot change your election at any time. The Estate Rewards death benefit is not available if you are age 81 or older at the time of contract issue. The fee for Estate Rewards death benefit is 0.15% of the average daily ending value of the assets you have allocated to the Variable Portfolios.

OPTION 1 - 5% ACCUMULATION OPTION --

  THE DEATH BENEFIT IS THE GREATER OF:

     a. the contract value on the date we receive all required paperwork and satisfactory proof of death; or
     b. Net Purchase Payments compounded to the earlier of your 80th birthday or the date of death, at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum benefit of two times the Net Purchase Payments made over the life of your contract.

         If you die after your latest Annuity Date and you selected the 5% Accumulation Option, any death benefit payable under the contract will be the Standard Death Benefit as described above. Therefore, your beneficiary will not receive any benefit from Estate Rewards. This option may not be available in your state. Check with your investment representative regarding availability.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION --

  THE DEATH BENEFIT IS THE GREATEST OF:

     a.  Net Purchase Payments; or
     b. the contract value on the date we receive all required paperwork and satisfactory proof of death; or
     c. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary increased by any Purchase Payments recorded after that anniversary; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.


         If the Maximum Anniversary Value option was elected and you or the Continuing Spouse live to be age 90 or older, the death benefit will be the contract value because the Maximum Anniversary Value option ends at age 90. However, if you selected the Earnings Advantage benefit and death occurs after age 90 but before the latest annuity date at age 95, your beneficiary or Continuing Spouse will benefit from the Earnings Advantage.

B.  EARNINGS ADVANTAGE

The Earnings Advantage benefit may increase the Estate Rewards death benefit amount. In order to elect Earnings Advantage, you must also elect Estate Rewards described above. The Earnings Advantage is available for an additional charge of 0.25% of the average daily ending value of the assets you have allocated to the Variable Portfolios. You are not required to elect the Earnings Advantage feature if you select Estate Rewards, but once elected, generally it cannot be terminated. Further, if you elect both Estate Rewards and Earnings Advantage the combined charge will be 0.40% of the average daily ending value of the assets you have allocated to the Variable Portfolios.

With the Earnings Advantage benefit, if you have earnings in your contract at the time of death, we will add a percentage of those earnings (the "Earnings Advantage Percentage"), subject to a maximum dollar amount (the "Maximum Earnings Advantage Amount), to the death benefit payable.

The Contract Year of Death will determine the Earnings Advantage Percentage and the Maximum Earnings Advantage Amount, as set forth below:

------------------------------------------------------------------------------------------------------------------
                                          EARNINGS ADVANTAGE                             MAXIMUM
      CONTACT YEAR OF DEATH                   PERCENTAGE                        EARNINGS ADVANTAGE AMOUNT
------------------------------------------------------------------------------------------------------------------
  Years 0 - 4                               25% of Earnings                   25% of Net Purchase Payments*
------------------------------------------------------------------------------------------------------------------
  Years 5 - 9                               40% of Earnings                   40% of Net Purchase Payments*
------------------------------------------------------------------------------------------------------------------
  Years 10+                                 50% of Earnings                   50% of Net Purchase Payments*
------------------------------------------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of the Net Purchase Payments for the purpose of the Maximum Earnings Advantage Amount calculation.

What is the Contract Year of Death?
Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the Earnings Advantage Percentage amount?
We determine the amount of the Earnings Advantage based upon a percentage of earnings in your contract at the time of your death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the date of death; and

     (2) equals Net Purchase Payments.

What is the Maximum Earnings Advantage?
The Earnings Advantage benefit is subject to a maximum dollar amount. The Maximum Earnings Advantage Amount is equal to a percentage of your Net Purchase Payments.


Earning Advantage is not available if you are age 81 or older at the time we issue your contract. Furthermore, a Continuing Spouse cannot benefit from Earnings Advantage if he/she is age 81 or older on the Continuation Date. SEE SPOUSAL CONTINUATION BELOW. The Earnings Advantage benefit is not payable after the latest Annuity Date. SEE INCOME OPTIONS ON PAGE 30.


Earnings Advantage may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding availability.

In the state of Washington only the Maximum Anniversary Value component of the Estate Rewards death benefit is available. Neither the Purchase Payment Accumulation nor the Earnings Advantage is available in Washington. The fee charged for the Maximum Anniversary Value option in Washington is 0.15% of the average daily ending value of the assets allocated to the Variable Portfolios.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THESE DEATH BENEFIT FEATURES (IN THEIR ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). Generally, the contract and its elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place upon the death of the original owner of the contract.

Upon a spouse's continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). If a Continuation Contribution is added to the contract value, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except as explained in Appendix B. SEE APPENDIX B FOR FURTHER EXPLANATION OF THE DEATH BENEFIT CALCULATIONS FOLLOWING A SPOUSAL CONTINUATION. To the extent that the Continuing Spouse invests in the Variable Portfolios or MVA fixed account they will be subject to investment risk as was the original owner.

Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of the Estate Rewards and the available death benefit will be the Standard Death Benefit. The Continuing Spouse cannot elect to continue Earnings Advantage without also continuing the Estate Rewards. We will terminate the Estate Rewards if the Continuing Spouse is age 81 or older on the Continuation Date if a Continuation Contribution is added to the contract value, and the available death benefit will be the Standard Death Benefit. If Estate Rewards is continued and the Continuing Spouse dies after the latest Annuity Date, and the 5% Accumulation option was selected, the death benefit will be the Standard Death Benefit. If the Maximum Anniversary value option was selected and the Continuing Spouse lives to age 90 or older, the death benefit will be the contract value. However, if death occurs before the latest annuity date, the Continuing Spouse will still benefit from the Earnings Advantage.

Generally, the age of the Continuing Spouse on the Continuation Date (if any Continuation Contribution has been made) and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. If no Continuation Contribution has been made to the contract on the Continuation Date, the age of the spouse on the date of the original contract issue will be used to determine any age-driven benefits. SEE APPENDIX B FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

EXPENSES
--------------------------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or withdrawal charges under your contract. However the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

INSURANCE CHARGES

The Company deducts a mortality and expense risk charge in the amount of 1.55%, annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.


If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The Insurance Charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.



OTHER REVENUE



We may receive compensation of up to 0.25% from the investment advisers of certain of the Underlying Funds for services related to the availability of those Underlying Funds in the Contract.


WITHDRAWAL CHARGES


During the Accumulation Phase you may make withdrawals from your contract. However, a withdrawal charge may apply. We apply a withdrawal charge upon an early withdrawal against each Purchase Payment you put into the contract. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The contract does provide a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ON PAGE 21. The withdrawal charge percentage declines each year a Purchase Payment is in the contract, as follows (Oregon only, year 1 is 6%);



                                  YEAR              1         2         3         4
                            -----------------      ----      ----      ----      ----
(All states except Oregon)  Withdrawal Charge       7%        6%        6%        0%


After a Purchase Payment has been in the contract for three complete years, the withdrawal charge no longer applies to that Purchase Payment. When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.


Whenever possible, we deduct the withdrawal charge from the money remaining in your contract from each of your investment options on a pro-rata basis. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn. We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. We do not currently assess a withdrawal charge upon election to receive income payments from your contract. Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES ON PAGE 35.


INVESTMENT CHARGES

Investment Management Fees


Charges are deducted from the assets of the investment portfolios underlying the Variable Portfolio(s) for the advisory and other expenses of the portfolios. SEE FEE TABLES ON PAGE 7.


Service Fees

Shares of certain Trusts may be subject to fees imposed under a servicing plan adopted by that Trust pursuant to Rule 12b-1 of the Investment Company Act of 1940. The 0.15% service fee for the Anchor and SunAmerica Series Trust portfolios and 0.25% for the Van Kampen Life Investment Trust and WM Variable Trust portfolios is also known as a 12b-1 fee. Generally, this fee may be paid to financial intermediaries for services provided over the life of the contract. SEE FEE TABLE ON PAGE 7.


FOR MORE DETAILED INFORMATION ON THESE INVESTMENT CHARGES, REFER TO THE PROSPECTUSES FOR THE ANCHOR SERIES TRUST, SUNAMERICA SERIES TRUST, VAN KAMPEN LIFE INVESTMENT TRUST AND/OR WM VARIABLE TRUST.


CONTRACT MAINTENANCE FEE


During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. If your contract value is $50,000 or more on your contract anniversary date, we will waive the charge. This waiver is subject to change without notice. We deduct the $35 ($30 in North Dakota) contract maintenance fee on a pro-rata basis from your account value on your contract anniversary. In the states of Texas and Washington a contract maintenance fee will be deducted pro-rata from the Variable Portfolio(s) in which you are invested, only. If you withdraw your entire contract value, we deduct the fee from that withdrawal.

TRANSFER FEE

We currently allow 15 free transfers per contract year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year.

OPTIONAL DEATH BENEFIT FEES


Please see page 25 for additional information regarding the Estate Rewards and Earnings Advantage fee.


OPTIONAL INCOME PROTECTOR FEE


Please see page 32 of this prospectus for additional information regarding the Income Protector fee.


PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract. We deduct from your contract these premium tax charges. Currently we deduct the charge for premium taxes when you fully surrender or annuitize the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX D provides more information about premium taxes.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

Anchor National may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

INCOME OPTIONS
--------------------------------------------------------------------------------

ANNUITY DATE

During the Income Phase, the money in your Contract is used to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your Income Option. Except as discussed under Option 5, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender. Other pay out options may be available. Contact Our Annuity Service Center for more information.

Income payments must begin on or before your 95th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date (latest Annuity Date.) Certain states may require your income payments to start earlier.


If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, certain Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES ON PAGE 35.


INCOME OPTIONS

Currently, this Contract offers five Income Options. Other annuity options may be available. Please check with the Annuity Service Center for details. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments selected for joint lives, we pay according to Option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and then designate a new Annuitant.

OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.

OPTION 3 - JOINT AND 100% SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD
CERTAIN

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years. If the Annuitant and the Survivor die before all of the payments have been made, the remaining payments are made to the Beneficiary under your Contract.

OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD CERTAIN

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your Contract.

OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value (in full or in part) after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments. The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments direct deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in annuity payments of less than $50 per payment, we may decrease the frequency of the payments, state law allowing. See the INCOME PROTECTOR section below for specifics relative to taking income under that feature.

ALLOCATION OF ANNUITY PAYMENTS

You can choose income payments that are fixed, variable or both. If payments are fixed, Anchor National guarantees the amounts of each payment. If the payments are variable, the amounts are not guaranteed. They will go up and/or down based upon the performance of the Variable Portfolio(s) in which you invest.

FIXED OR VARIABLE INCOME PAYMENTS


Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolio(s) only, your income payments will be variable and your money is only in fixed accounts at that time, your income payments will be fixed in amount. If you are invested in both fixed and variable options at the time you begin the Income Phase, a portion of your income payments will be fixed and a portion will be variable, unless otherwise elected.


INCOME PAYMENTS

Your income payments will vary if you are invested in the Variable Portfolio(s) after the Annuity date depending on four factors:

     - for life options, your age when payments begin,

     - the value of your contract in the Variable Portfolio(s) on the Annuity Date,

     - the 3.5% assumed investment rate for variable income payments used in the annuity table for the contract, and;

     - the performance of the Variable Portfolio(s) in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolio(s) after the Annuity Date, the allocation of funds between the fixed accounts and Variable Portfolio(s) also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

Please read the Statement of Additional Information, available upon request, for a more detailed discussion of the income options.

INCOME PROTECTOR

You may elect to enroll in the Income Protector Program. The Income Protector Program offers you the ability to receive a guaranteed fixed minimum retirement income when you choose to switch to the Income Phase. Income Protector should be regarded only as a "safety net." If you elect the Income Protector you can know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions. In order to utilize the program, you must follow the provisions discussed below.

The minimum level of Income Protector benefit available is generally based upon your Purchase Payments remaining in your contract at the time you decide to begin taking income. If available and elected, a growth rate can provide increased levels of minimum guaranteed income. We charge a fee for the Income Protector benefit. The amount of the fee and levels of income protection available to you are described below. This feature may not be available in your state. Once you have made an Income Protector election it can not be changed or terminated. Check with your financial advisor regarding availability.

You are not required to use the Income Protector to receive income payments. The general provisions of your contract provide other income options. However, we will not refund fees paid for the Income Protector if you begin taking income payments under the general provisions of your contract. In addition, if applicable, surrender charges will be assessed upon your beginning the Income Phase, if you annuitize under the Income Protector Program. YOU MAY NEVER NEED TO RELY UPON INCOME PROTECTOR IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Certain federal tax code restrictions on the income options available to qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACT HOLDERS, below.

HOW DO WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME?

If you elect the Income Protector Program, we base the amount of minimum retirement income available to you upon a calculation we call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Initial Income Benefit Base is equal to your contract value. If elected, your participation becomes effective on the date of issue of the contract.

The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your contract value on the date your participation became effective, and for each subsequent year of calculation, the Income Benefit Base of your prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the prior contract anniversary, and;

     (c) is equal to all withdrawals and applicable fees and charges since the last contract anniversary, in an amount proportionate to the amount by which such withdrawals decreased your contract value. Your Income Benefit Base may accumulate at the elected growth rate, if available, from the date your election becomes effective through your Income Benefit Date.

Any applicable growth rate will reduce to 0% on the anniversary immediately after the annuitant's 90th birthday.

LEVEL OF PROTECTION

If you decide that you want the protection offered by the Income Protector Program, you must elect the Income Protector by completing the Income Protector Election form available through our Annuity Service Center. You must elect the Income Protector feature at the time your contract is issued. You may only elect one of the offered alternatives, if more than one is available, and you can never change your election once made.

Your Income Benefit Base will begin accumulating at the applicable growth rate on the contract anniversary following our receipt of your completed election form. In order to obtain the benefit of the Income Protector you may not begin the income Phase for at least ten years following your election. You may not elect the Income Protector Program if the required waiting period before beginning the income phase would occur later than your latest Annuity Date.

The Income Protector option(s) currently available under this contract are:

                                                             FEE AS A % OF YOUR INCOME     WAITING PERIOD BEFORE THE
           OPTION                     GROWTH RATE                   BENEFIT BASE                  INCOME PHASE
----------------------------  ----------------------------  ----------------------------  ----------------------------
     Income Protector Base                 0%                          0.10%                        10 years

ELECTING TO RECEIVE INCOME

You may elect to begin the Income Phase of your contract using the Income Protector Program only within the 30 days after the 10th or later contract anniversary following the effective date of your Income Protector participation.

The contract anniversary prior to your election to begin receiving income payments is your Income Benefit Date. We calculate your Income Benefit Base as of that date to use in determining your guaranteed minimum fixed retirement income. To determine the minimum guaranteed retirement income available to you, we apply your final Income Benefit Base to the annuity rates stated in your Income Protector endorsement for the income option you select. You then choose if you would like to receive the income annually, semi-annually, quarterly or monthly for the time guaranteed under your selected income option. Your final Income Benefit Base is equal to (a) minus (b) where:

     (a) is your Income Benefit Base as of your Income Benefit Date, and;

     (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as of the Income Benefit Date, and any applicable premium taxes.

The income options available when using the Income Protector feature to receive your retirement income are:

     - Life Annuity with 10 years guaranteed, or

     - Joint and 100% Survivor Life Annuity with 20 years guaranteed

At the time you elect to begin receiving income payments, we will calculate your income payments using both your Income Benefit Base and your contract value. We will use the same income option for each calculation; however, the annuity factors used to calculate your income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive income payments using the Income Protector feature your income payments will be fixed in amount.

FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

If you elect to participate in the Income Protector program we charge an annual fee, as follows:

           OPTION             FEE AS A % OF YOUR INCOME BENEFIT BASE
----------------------------  ---------------------------------------
Income Protector Base         0.10%

We deduct the annual fee from your actual Contract Value. We begin deducting the annual fee on your first contract anniversary.

Additionally, if you fully surrender your contract prior to your contract anniversary, we will deduct the fee at the time of surrender based on your Income Benefit Base as of the surrender date. Once elected, the Income Protector Program and its corresponding charges may not be terminated until full surrender or annuitization of the contract occurs.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of the Income Protector program. To utilize the Income Protector feature, you must take income payments under one of the two income options described above. If those income options exceed your life expectancy, you may be prohibited from receiving your guaranteed fixed income under the program. If you own a Qualified contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit.

Generally, for Qualified contracts:

     - for the Life Annuity with 10 years guaranteed, you must annuitize before age 79, and;

     - for the Joint and 100% Survivor Annuity with 20 years guaranteed, both annuitants must be 70 or younger or one of the annuitants must be 65 or younger upon annuitization. Other age combinations may be available.

You may wish to consult your tax advisor for information concerning your particular circumstances.

The Income Protector program may not be available in all states. Check with your financial advisor for availability in your state.

We reserve the right to modify, suspend or terminate the Income Protector Program at any time.

TAXES

--------------------------------------------------------------------------------


NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THIS INFORMATION ADDRESSES GENERAL FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.



ANNUITY CONTRACTS IN GENERAL



The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.



If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.



If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.



TAX TREATMENT OF DISTRIBUTIONS--NON-QUALIFIED CONTRACTS



If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.



TAX TREATMENT OF DISTRIBUTIONS--QUALIFIED CONTRACTS



Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances:
(1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die;
(3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); and, except in the case of an IRA; (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.



The IRC limits the withdrawal of an employee's voluntary Purchase Payments to a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.



Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.



MINIMUM DISTRIBUTIONS



Generally, the IRS requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.



You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.



Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.



You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.



TAX TREATMENT OF DEATH BENEFITS



Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.



Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.



If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.



CONTRACTS OWNED BY A TRUST OR CORPORATION



A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A NON-QUALIFIED CONTRACT



If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. Also, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning or pledging a non-qualified contract.



DIVERSIFICATION



The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.



The diversification regulations do not provide guidance as to the circumstances under which you, and not Anchor National, would be considered the owner of the shares of the Variable Portfolios under your Nonqualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Nonqualified Contract , could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.



These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.


PERFORMANCE
--------------------------------------------------------------------------------

We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

Consult the Statement of Additional Information for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

Anchor National may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch IBCA Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch IBCA Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

OTHER INFORMATION
--------------------------------------------------------------------------------

ANCHOR NATIONAL

Anchor National is a stock life insurance company originally organized under the laws of the state of California in April, 1965. On January 1, 1996, Anchor National redomesticated under the laws of the state of Arizona.

Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, SunAmerica Asset Management Corporation, and the SunAmerica Financial Network, Inc. (comprising six wholly owned broker-dealers), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds and broker-dealer services.

THE SEPARATE ACCOUNT

Anchor National originally established a separate account, Variable Separate Account (the "Separate Account"), under Arizona law on January 1, 1996 when it assumed the separate account, originally established under California law on June 25, 1981. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Anchor National owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by Anchor National. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Anchor National. Assets in the Separate Account are not guaranteed by Anchor National.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the Separate Account. Anchor National pays State Street Bank for services provided, based on a schedule of fees.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into Anchor National's general account. The general account consists of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 8.0% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.

WM Funds Distributor, 12009 Foundation Place, Suite 350, Gold River, California 95670 distributes the contracts. WM Funds Distributor is a registered as a broker-dealer under the Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

No underwriting fees are paid in connection with the distribution of the contracts.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase payments received through the Automatic Payment Plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately.

During the Accumulation and Income Phases, you will receive a statement of your transactions over the past quarter and a summary of your account values. Please contact our Annuity Service Center at 1-877-311-WMVA (9682), if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion these matters are not of material importance to the Company's total assets, with the potential exception of McMurdie, et al. v. SunAmerica Inc., et al, Case No. BC 194082, filed on July 10, 1998 in the Superior Court for the County of Los Angeles. This lawsuit is a representative action wherein the plaintiffs allege violations of California's Business and Professions Code Sections 17200 et seq. The Company is vigorously defending the lawsuit. The probability of any particular outcome is not reasonably estimable at this time.


OWNERSHIP

The WM Diversified Strategies(III) Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable

Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

INDEPENDENT ACCOUNTANTS


The audited consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2001 and 2000, and for the years ended December 31, 2001, 2000 and 1999, and audited financial statements of Variable Separate Account (Portion Relating to the WM Diversified Strategies III Variable Annuity) at December 31, 2001 and for the period from November 1, 2001 (inception) to December 31, 2001 are incorporated herein by reference in this prospectus in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

TABLE OF CONTENTS OF
STATEMENT OF ADDITIONAL INFORMATION

Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available without charge upon written request addressed to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are tabulated below.

Separate Account............................................    3
General Account.............................................    4
Performance Data............................................    4
Income Payments.............................................    9
Annuity Unit Values.........................................   10
Taxes.......................................................   13
Distribution of Contracts...................................   18
Financial Statements........................................   18

APPENDIX A - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------

The MVA reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed investment option, the greater the impact of changing interest rates. The impact of the market value adjustment can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred or annuitized by the following factor:

                            [(1+I/(1+J+L)](N/12) - 1

                                The MVA formula
                          may differ in certain states

where:

              I is the interest rate you are earning on the money invested in the fixed investment option;

              J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the fixed investment option; and

              L is equal to 0.005, except in Florida where it is equal to 0.0025.

              N is the number of full months remaining in the term you initially agreed to leave your money in the fixed investment option.

EXAMPLES OF THE MVA

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to the 3-year fixed investment option at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 year (12 months) remain in the 3-year term you initially agreed to leave your money in the fixed investment option (N=12); and

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals.

No withdrawal charges are reflected because your Purchase Payment has been in the contract for three full years. If a withdrawal charge applies, it is deducted before the MVA. The MVA is assessed on the amount withdrawn less any withdrawal charges.

POSITIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 3-year fixed investment option is 4%.

The MVA factor is

                               = [(1+I/(1+J+0.005)](N/12) - 1
                               = [(1.05)/(1.04+0.005)](12/12) - 1
                               = (1.004785)(1) - 1
                               = 1.004785 - 1
                               = +0.004785

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:

                         $4,000 X (+0.004785) = +$19.14

$19.14 represents the MVA that would be added to your withdrawal.

NEGATIVE ADJUSTMENT

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 3-year fixed investment option is 6%.

The MVA factor is

                               = [(1+I)/(1+J+0.005)](N/12) - 1
                               = [(1.05)/(1.06+0.005)](12/12) - 1
                               = (0.985915)(1) - 1
                               = 0.985915 - 1
                               = -0.014085

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:

                         $4,000 X (-0.014085) = -$56.34

$56.34 represents the MVA that will be deducted from the money remaining in the 3-year fixed investment option.


The 3-Year market value adjustment fixed investment option is not available in Oregon, Washington, or Maryland and may not be available in other states.

APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------

The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of a Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date plus any Purchase Payments recorded after the Continuation Date; and reduced for any withdrawals recorded after the Continuation Date, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. For the purposes of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equal the contract value on the Continuation Date, including the Continuation Contribution. All other capitalized terms have the meanings defined in the glossary and/or prospectus.

STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

I. If the Standard Death Benefit is applicable upon the Continuing Spouse's death and a Continuation Contribution was made we will pay the beneficiary the greater of:

        1. Continuation Net Purchase Payments compounded at a 3% annual growth rate from the Continuation Date until the earlier of age 75 or the date of death of the Continuing Spouse, plus any Purchase Payments recorded after the earlier of age 75 or the date of death of the Continuing Spouse; and reduced for any withdrawals recorded after the earlier of age 75 or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

        2. The contract value on the date we receive all required paperwork and satisfactory proof of death.

II. If the Standard Death Benefit is applicable upon the Continuing Spouse's death and no Continuation Contributions was made we will pay the beneficiary the greater of:

        1. Net Purchase Payments compounded at a 3% annual growth rate from the date of issue until the earlier of age 75 or the date of death, plus any Purchase Payments recorded after the earlier of age 75 or the date of death; and reduced for any withdrawals recorded after the earlier of age 75 or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.

        2. The contract value on the date we receive all required paperwork and satisfactory proof of death.

ESTATE REWARDS DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If Estate Rewards is applicable upon the Continuing Spouse's death, we will pay the Beneficiary the applicable death benefit under Option 1 or 2.

OPTION 1 - 5% ACCUMULATION:

I. If the 5% Accumulation Option is selected and a Continuation Contribution was made the death benefit is the greater of:

        a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        b. Continuation Net Purchase Payments made from the Continuation Date including the Continuation Contribution, compounded to the earlier of the Continuing Spouse's 80th birthday or the date of death at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum benefit of two times the Continuation Net Purchase Payments.

II. If 5% Accumulation Option is selected and no Continuation Contribution was made:

        a. The contract value on the date we receive all required paperwork and satisfactory proof of Continuing Spouse's death; or

        b. Net Purchase Payments made from the date of issue compounded to the earlier of the Continuing Spouse's 80th birthday or the date of death at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum of two times the Net Purchase Payments.

If the Continuing Spouse dies after the latest Annuity Date and the 5% Accumulation option applied, any death benefit payable under the contract will be the Standard Death Benefit as described above. The Continuing Spouse's beneficiary will not receive any benefit from Seasons Estate Advantage.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE:

III. If the Maximum Anniversary Value option is selected and if the Continuing Spouse is younger than age 90 at the time of death and a Continuation Contribution was made, the death benefit is the greatest of:

        a. Continuation Net Purchase Payments; or

        b. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        c. The maximum anniversary value on any contract anniversary (of the original issue date) occurring after the Continuation Date but prior to the Continuing Spouse's 81st birthday. The anniversary value equals the value on the contract anniversary plus any Purchase Payments recorded after that anniversary; and reduced for any withdrawals recorded after that anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

IV. If the Maximum Anniversary Value option is selected and no Continuation Contribution was made the death benefit is the greatest of:

        a. Net Purchase Payments; or

        b. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

        c. The maximum anniversary value on any contract anniversary (of the original issue date) occurring after the issue date but before the Continuing Spouse's 81st birthday. The anniversary value equals the value on the contract anniversary plus any Purchase Payments recorded after that anniversary; and reduced for any withdrawals recorded after that anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

If the Continuing Spouse is age 90 or older at the time of death and the Maximum Anniversary Value option applied, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. The Continuing Spouse's beneficiary will not receive any benefit from Estate Rewards. However, the Continuing Spouse's beneficiary may still receive a benefit from Earnings Advantage if the date of death is prior to the latest annuity date.

EARNINGS ADVANTAGE BENEFIT FOR SPOUSAL CONTINUATION:

The Earnings Advantage benefit may increase the death benefit amount. The Earnings Advantage benefit is only available if the original owner elected Earnings Advantage and it has not been discontinued or terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "Earnings Advantage Percentage"), subject to a maximum dollar amount (the "Maximum Earnings Advantage Percentage"), to the death benefit payable.

The Contract Year of Death (from Continuation Date forward) will determine the Earnings Advantage Percentage and the Maximum Earnings Advantage amount, as set forth below:

--------------------------------------------------------------------------------------------
                         EARNINGS ADVANTAGE
CONTRACT YEAR OF DEATH       PERCENTAGE           MAXIMUM EARNINGS ADVANTAGE PERCENTAGE
--------------------------------------------------------------------------------------------
 Years 0 - 4               25% of earnings    25% of Continuation Net Purchase Payments
--------------------------------------------------------------------------------------------
 Years 5 - 9               40% of earnings    40% of Continuation Net Purchase Payments*
--------------------------------------------------------------------------------------------
 Years 10+                 50% of earnings    50% of Continuation Net Purchase Payments*
--------------------------------------------------------------------------------------------

* PURCHASE PAYMENTS RECEIVED AFTER THE 5TH CONTRACT ANNIVERSARY MUST REMAIN IN THE CONTRACT FOR AT LEAST SIX FULL MONTHS AT THE TIME OF YOUR DEATH TO BE INCLUDED AS PART OF CONTINUATION NET PURCHASE PAYMENTS FOR PURPOSES OF THE MAXIMUM EARNINGS ADVANTAGE CALCULATION.

What is the Contract Year of Death?
Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the Earnings Advantage amount?
We determine the Earnings Advantage amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum Earnings Advantage amount?
The Earnings Advantage amount is subject to a maximum. The Maximum Earnings Advantage amount is a percentage of the Continuation Net Purchase Payments.

The Earnings Advantage benefit will only be paid if the Continuing Spouse's date of death is prior to the latest Annuity Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME.

APPENDIX C
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR PROGRAM:

This table assumes a $100,000 initial investment in a Non-qualified contract, the election of the optional Income Protector Program at contract issue, with no withdrawals, additional payments or premium taxes, no election of Estate Rewards or Earnings Advantage.


-----------------------------------------------------------------------------------------------------------------------------
                                        ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARY
    IF AT ISSUE YOU                        10             11             12             15             19             20
       ARE...              1-9          (AGE 70)       (AGE 71)       (AGE 72)       (AGE 75)       (AGE 79)       (AGE 80)
-----------------------------------------------------------------------------------------------------------------------------
  MALE                     N/A           6,672          6,864          7,080          7,716          8,616          8,832
  AGE 60*
-----------------------------------------------------------------------------------------------------------------------------
  FEMALE                   N/A           5,880          6,060          6,252          6,900          7,860          8,112
  AGE 60*
-----------------------------------------------------------------------------------------------------------------------------
  MALE, AGE 60             N/A           5,028          5,136          5,244          5,544          5,868          5,928
  FEMALE, AGE 60**
-----------------------------------------------------------------------------------------------------------------------------


*  Life Annuity with 10 Year Period Certain

** Joint and 100% Survivor Annuity with 20 Year Period Certain

The Income Protector may not be available in your state. Please consult your financial adviser for information regarding availability of this program in your state.

APPENDIX D - PREMIUM TAXES
--------------------------------------------------------------------------------

Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.


                                                              QUALIFIED   NON-QUALIFIED
                           STATE                              CONTRACT      CONTRACT
                           -----                              ---------   -------------
California..................................................    0.50%         2.35%
Maine.......................................................       0%         2.00%
Nevada......................................................       0%         3.50%
South Dakota................................................       0%         1.25%*
West Virginia...............................................    1.00%         1.00%
Wyoming.....................................................       0%         1.00%



*On the first $500,000 of premiums; 0.80% on the amount in excess of $500,000.

APPENDIX E

--------------------------------------------------------------------------------


As explained in the prospectus, an Exchange Offer is available to certain contract owners currently invested in the WM Advantage Variable Annuity to move to the WM Diversified Strategies(III) Variable Annuity, subject to our rules. The chart below highlights the material differences between the WM Advantage and WM Diversified Strategies(III) variable annuities. This material is intended as a summary to help you compare the two products. Full details about each of these features and benefits as well as other components of these products can be found in the WM Diversified Strategies(III) or WM Advantage Prospectus.



You and your investment representative should review this chart and the relevant prospectuses when deciding whether this Exchange Offer would be beneficial to you.



-------------------------------------------------------------------------------------------------------------------
            FEATURE                            WM ADVANTAGE                     WM DIVERSIFIED STRATEGIES(III)
-------------------------------------------------------------------------------------------------------------------
 SEPARATE ACCOUNT INSURANCE      1.40% annually of the value in the        1.55% annually of the value in the
 CHARGES                         variable investment options, subtracted   variable investment options, subtracted
                                 daily.                                    daily.
-------------------------------------------------------------------------------------------------------------------
 SURRENDER CHARGES               6 years per purchase payment, declines:   3 years per purchase payment, declines:
                                 7%, 6%, 6%, 5%, 4%, 2%, 0%.               7%, 6%, 6%, 0%.*
-------------------------------------------------------------------------------------------------------------------
 ANNUAL CONTRACT FEE             None                                      $35 ($30 in North Dakota) Waived for
                                                                           policies with account value greater than
                                                                           $50,000 on the contract anniversary.
-------------------------------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS     5 Strategic Asset Management              5 Strategic Asset Management (SAM)
                                 (SAM) Portfolios                          portfolios
                                 7 Equity Funds                            13 Equity Portfolios
                                 4 Fixed-Income Funds                      4 Fixed-Income Portfolios
-------------------------------------------------------------------------------------------------------------------
 FIXED ACCOUNT OPTIONS           1-, 3-, 5-year guarantee periods          6-month and 1-year Dollar Cost Averaging
                                                                           Accounts
                                                                           1-year Non-Market Value Adjusted Account
                                                                           3-Year MVA (except in MD, OR, WA)
-------------------------------------------------------------------------------------------------------------------
 LONG TERM CARE/TERMINAL         Yes                                       None
 ILLNESS WAIVER
-------------------------------------------------------------------------------------------------------------------
 STANDARD DEATH BENEFIT          Greatest of:                              Greater of:
                                 - Contract Value                          - Net Purchase Payments compounded at 3%
                                 - Purchase Payments minus withdrawals       until the earlier of death or age 75
                                 - Maximum Anniversary Value               - Contract Value
-------------------------------------------------------------------------------------------------------------------
 ENHANCED DEATH BENEFIT          None                                      For a fee (.15%), a choice between two
                                                                           options:
                                                                            1. Purchase Payment Accumulation which
                                                                               pays the greater of:
                                                                            -  Net Purchase Payments compounded at
                                                                               5% until the earlier of death or
                                                                               age 80
                                                                            -  Contract Value
                                                                            2. Maximum Anniversary which pays the
                                                                               greatest of:
                                                                            -  Net Purchase Payments
                                                                            -  Contract Value
                                                                            -  Maximum Anniversary Value up to age
                                                                               81
                                                                           Choice between these two offerings must
                                                                           be made at the time of purchase.
-------------------------------------------------------------------------------------------------------------------
 ENHANCED BENEFICIARY            None                                      Yes (for an additional fee of .25%) Can
 PROTECTION                                                                only be elected if one of the Enhanced
                                                                           Death Benefits is elected.
-------------------------------------------------------------------------------------------------------------------
 LIVING BENEFIT                  None                                      For a fee (.10%) guarantees a minimum
                                                                           retirement income upon annuitization
                                                                           after at least 10 years.
-------------------------------------------------------------------------------------------------------------------



*Not applicable to contracts issued as a result of an exchange from WM Advantage to WM Diversified Strategies(III.)

APPENDIX F
--------------------------------------------------------------------------------

DIVERSIFIED STRATEGIES(III) -- APPENDIX F -- CONDENSED FINANCIAL INFORMATION


                                                                 FISCAL YEAR
                    ANCHOR SERIES TRUST                           12/31/01
------------------------------------------------------------------------------
  Capital Appreciation (Inception Date -- 11/05/01)
        Beginning AUV.......................................   (a) $32.095
                                                               (b) $32.095
        Ending AUV..........................................   (a) $34.794
                                                               (b) $34.852
        Ending Number of AUs................................   (a) 386
                                                               (b) 1,795
------------------------------------------------------------------------------



                                                                 FISCAL YEAR
                  SUNAMERICA SERIES TRUST                         12/31/01
------------------------------------------------------------------------------
  Alliance Growth (Inception Date -- 11/05/01)
        Beginning AUV.......................................   (a) $30.768
                                                               (b) $30.768
        Ending AUV..........................................   (a) $32.723
                                                               (b) $32.744
        Ending Number of AUs................................   (a) 29
                                                               (b) 21
------------------------------------------------------------------------------
  Global Equities (Inception Date -- 11/05/01)
        Beginning AUV.......................................   (a) $16.645
                                                               (b) $16.645
        Ending AUV..........................................   (a) $17.562
                                                               (b) $17.577
        Ending Number of AUs................................   (a) 15
                                                               (b) 1
------------------------------------------------------------------------------
  MFS Mid Cap Growth (Inception Date -- 11/05/01)
        Beginning AUV.......................................   (a) $12.022
                                                               (b) $12.022
        Ending AUV..........................................   (a) $13.453
                                                               (b) $13.445
        Ending Number of AUs................................   (a) 68
                                                               (b) 52
------------------------------------------------------------------------------
  Technology (Inception Date -- 11/05/01)
        Beginning AUV.......................................   (a) $3.222
                                                               (b) $3.222
        Ending AUV..........................................   (a) $3.457
                                                               (b) $3.457
        Ending Number of AUs................................   (a) 217
                                                               (b) 3
------------------------------------------------------------------------------



                                                                 FISCAL YEAR
                     WM VARIABLE TRUST                            12/31/01
------------------------------------------------------------------------------
  Balanced Portfolio (Inception Date -- 11/05/01)
        Beginning AUV.......................................   (a) $7.347
                                                               (b) $7.347
        Ending AUV..........................................   (a) $7.547
                                                               (b) $7.543
        Ending Number of AUs................................   (a) 93,859
                                                               (b) 16,660
------------------------------------------------------------------------------
  Conservative Balanced Portfolio (Inception
    Date -- 11/05/01)
        Beginning AUV.......................................   (a) $5.489
                                                               (b) $5.489
        Ending AUV..........................................   (a) $5.558
                                                               (b) $5.554
        Ending Number of AUs................................   (a) 36,105
                                                               (b) 818
------------------------------------------------------------------------------



             AU - Accumulation Unit


             AUV - Accumulation Unit Value


             (a) Without election of the optional EstatePlus feature


             (b) With election of the optional EstatePlus feature

                                                                 FISCAL YEAR
                     WM VARIABLE TRUST                            12/31/01
------------------------------------------------------------------------------
  Conservative Growth Portfolio (Inception Date -- 11/05/01)
        Beginning AUV.......................................   (a) $7.645
                                                               (b) $7.645
        Ending AUV..........................................   (a) $7.945
                                                               (b) $7.946
        Ending Number of AUs................................   (a) 57,379
                                                               (b) 18,040
------------------------------------------------------------------------------
  Equity Income Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................   (a) $6.197
                                                               (b) $6.197
        Ending AUV..........................................   (a) $6.369
                                                               (b) $6.365
        Ending Number of AUs................................   (a) 40,294
                                                               (b) 13,192
------------------------------------------------------------------------------
  Flexible Income Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................   (a) $6.517
                                                               (b) $6.517
        Ending AUV..........................................   (a) $6.524
                                                               (b) $6.538
        Ending Number of AUs................................   (a) 23,092
                                                               (b) 536
------------------------------------------------------------------------------
  Growth & Income Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................   (a) $5.849
                                                               (b) $5.849
        Ending AUV..........................................   (a) $6.016
                                                               (b) $6.013
        Ending Number of AUs................................   (a) 4,551
                                                               (b) 13,991
------------------------------------------------------------------------------
  Growth Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................   (a) $6.791
                                                               (b) $6.791
        Ending AUV..........................................   (a) $7.150
                                                               (b) $7.137
        Ending Number of AUs................................   (a) 3,394
                                                               (b) 41
------------------------------------------------------------------------------
  Income Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................   (a) $5.816
                                                               (b) $5.816
        Ending AUV..........................................   (a) $5.746
                                                               (b) $5.744
        Ending Number of AUs................................   (a) 16,374
                                                               (b) 28,322
------------------------------------------------------------------------------
  International Growth Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................   (a) $4.367
                                                               (b) $4.367
        Ending AUV..........................................   (a) $4.546
                                                               (b) $4.546
        Ending Number of AUs................................   (a) 2
                                                               (b) 2
------------------------------------------------------------------------------
  Mid Cap Stock Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................   (a) $6.186
                                                               (b) $6.186
        Ending AUV..........................................   (a) $6.645
                                                               (b) $6.642
        Ending Number of AUs................................   (a) 4,582
                                                               (b) 940
------------------------------------------------------------------------------
  Money Market Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................   (a) $5.792
                                                               (b) $5.792
        Ending AUV..........................................   (a) $5.793
                                                               (b) $5.795
        Ending Number of AUs................................   (a) 21,359
                                                               (b) 5,174
------------------------------------------------------------------------------



             AU - Accumulation Unit


             AUV - Accumulation Unit Value


             (a) Without election of the optional EstatePlus feature


             (b) With election of the optional EstatePlus feature

                                                                 FISCAL YEAR
                     WM VARIABLE TRUST                            12/31/01
------------------------------------------------------------------------------
  Short Term Income Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................   (a) $5.922
                                                               (b) $5.922
        Ending AUV..........................................   (a) $5.916
                                                               (b) $5.923
        Ending Number of AUs................................   (a) 2,421
                                                               (b) 114
------------------------------------------------------------------------------
  Small Cap Stock Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................   (a) $6.106
                                                               (b) $6.106
        Ending AUV..........................................   (a) $7.409
                                                               (b) $7.424
        Ending Number of AUs................................   (a) 3,287
                                                               (b) 2
------------------------------------------------------------------------------
  Strategic Growth Portfolio (Inception Date -- 11/05/01)
        Beginning AUV.......................................   (a) $8.331
                                                               (b) $8.331
        Ending AUV..........................................   (a) $8.763
                                                               (b) $8.774
        Ending Number of AUs................................   (a) 9,248
                                                               (b) 1,123
------------------------------------------------------------------------------
  U.S. Government Securities Fund (Inception
    Date -- 11/05/01)
        Beginning AUV.......................................   (a) $5.943
                                                               (b) $5.943
        Ending AUV..........................................   (a) $5.817
                                                               (b) $5.825
        Ending Number of AUs................................   (a) 90,321
                                                               (b) 3,371
------------------------------------------------------------------------------
  West Coast Equity Fund (Inception Date -- 11/05/01)
        Beginning AUV.......................................   (a) $8.249
                                                               (b) $8.249
        Ending AUV..........................................   (a) $8.805
                                                               (b) $8.795
        Ending Number of AUs................................   (a) 4,021
                                                               (b) 890
------------------------------------------------------------------------------



                                                                 FISCAL YEAR
              VAN KAMPEN LIFE INVESTMENT TRUST                    12/31/01
------------------------------------------------------------------------------
  Van Kampen LIT Comstock, Class II Shares (Inception
    Date -- 11/05/01)
        Beginning AUV.......................................   (a) $9.992
                                                               (b) $9.992
        Ending AUV..........................................   (a) $10.263
                                                               (b) $10.213
        Ending Number of AUs................................   (a) 917
                                                               (b) 6,737
------------------------------------------------------------------------------



             AU - Accumulation Unit


             AUV - Accumulation Unit Value


             (a) Without election of the optional EstatePlus feature


             (b) With election of the optional EstatePlus feature

Please forward a copy (without charge) of the WM Diversified Strategies(III) Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

       ------------------------------------------------------------------
         Name

       ------------------------------------------------------------------
         Address

       ------------------------------------------------------------------
         City/State/Zip

       ------------------------------------------------------------------

       Date: ____________  Signed:

Return to: Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299

                       STATEMENT OF ADDITIONAL INFORMATION

                   Fixed and Variable Group Deferred Contracts
                                    issued by

                            VARIABLE SEPARATE ACCOUNT
    (PORTION RELATING TO THE WM DIVERSIFIED STRATEGIES(III) VARIABLE ANNUITY)

                DEPOSITOR: ANCHOR NATIONAL LIFE INSURANCE COMPANY




This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated April 30, 2002, relating to the annuity contracts described above, a copy of which may be obtained without charge by calling 800/445-SUN2 or by written request addressed to:


                     Anchor National Life Insurance Company
                             Annuity Service Center
                                 P.O. Box 54299
                       Los Angeles, California 90054-0299



             THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS

                                 April 30, 2002

                                TABLE OF CONTENTS

                                                                        PAGE
                                                                        ----

Separate Account......................................................    3

General Account.......................................................    4

Performance Data......................................................    4

Income Payments.......................................................    10

Annuity Unit Values...................................................    10

Taxes.................................................................    13

Distribution of Contracts.............................................    19

Financial Statements..................................................    19

                                SEPARATE ACCOUNT

         Anchor National Life Insurance Company ("the Company") established Variable Separate Account ("separate account") under Arizona law on January 1, 1996 when it assumed the separate account originally established under California law on June 25, 1981 as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

         The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct.

         Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

         The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one or more underlying investment portfolios. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying investment portfolios. Values allocated to the separate account and the amount of variable annuity payments will vary with the values of shares of the underlying investment portfolios, and are also reduced by insurance charges and fees.

         The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying investment portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' management to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

         Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

                                 GENERAL ACCOUNT

         The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the one and three year fixed investment option and/or the 6-month or the 1-year DCA fixed account(s) available in connection with the general account, as elected by the owner purchasing a contract. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

         The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA

         From time to time the separate account may advertise the Money Market Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Fund refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Money Market Fund of WM Variable Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

         The Separate Account may advertise "total return" data for its Variable Portfolios. A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a Variable Portfolio is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) The effect of applicable withdrawal charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

MONEY MARKET FUND


         Inception of the Money Market Fund in the WM Variable Trust was on May 10, 1993. The annualized current yield and effective yield for the Money Market Fund for the seven day period ended December 31, 2001, were as follows:

                  Current Yield             Effective Yield
                  -------------             ---------------
                  -0.30%                    -0.30%


         Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                  Base Period Return = (EV-SV-CMF)/(SV) where:

                  SV = value of one Accumulation Unit at the start of a 7 day period
                  EV = value of one Accumulation Unit at the end of the 7 day period
                  CMF = an allocated portion of the $35 annual Contract Maintenance Fee, prorated for 7 days

         The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio allocated portion of the fee is proportional to the percentage of the number of the accounts that have money allocated to the Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size contacts funded by the Money Market Fund. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

         The current yield is then obtained by annualizing the Base Period
Return:

                  Current Yield = (Base Period Return) x (365/7)

         The Money Market Fund also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                  Effective Yield = [(Base Period Return + 1)(365/7) - 1]

         The yield quoted should not be considered a representation of the yield of the Money Market Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

         Yield information may be useful in reviewing the performance of the Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Money Market Fund's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER PORTFOLIOS

           The Portfolios of the separate account other than the Money Market Fund, if available, compute their performance data as "total return."

           Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula.

Start here

                  P(1+T)(n) = ERV
         where:

                  P =   a hypothetical initial payment of $1,000
                  T =   average annual total return
                  n =   number of years
                  ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the period (or fractional portion thereof).

         Standardized performance for the Variable Portfolios available in this contract reflect total returns using the three year surrender charge schedule.

         We may, from time to time, advertise other variations of performance along with the standardized performance as described above. The total return figures reflect the effect of both non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance. In calculating hypothetical adjusted historical performance, for periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account, the total return data for the Variable Portfolios of the separate account will be derived from the corresponding underlying funds of the Anchor Series Trust, SunAmerica Series Trust, Van Kampen Life Investment Trust and WM Variable Trust (the "Trusts") modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Trusts' underlying fund. Further, returns shown are for the original class of shares of the Trusts (Class A for the Anchor Series and SunAmerica Series Trust and Class I for the Van Kampen Life Investment Trust and WM Variable Trust), adjusted to reflect the fees and charges of the second class of shares (Class B and Class II respectively) until performance for the second class becomes available. However, the actual shares purchased under this contract are the second class. Returns of the second class will be lower than those of the original class since the second class of shares is subject to service fees of 0.15% in the Anchor Series and SunAmerica Series Trusts and 0.25% in the Van Kampen Life Investment Trust and WM Variable Trust. The inception date of the Class B shares in Anchor Series and SunAmerica Series Trusts is July 9, 2001 and the inception date of the Class II shares of Van Kampen Life Investment Trust is September 18, 2000. Class 2 shares of WM Variable Trust were not offered as of December 31, 2000. In some cases a particular Variable Portfolio may have been available in another contract funded through this separate account. If the VARIABLE PORTFOLIO was incepted in this separate account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. Performance figures similarly adjusted but based on the underlying Trusts' performance (outside of this separate account) should not be construed to be actual historical performance of the relevant separate account VARIABLE PORTFOLIO. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of the Trusts, adjusted to provide direct comparability to the performance of the VARIABLE PORTFOLIOS after the date of the contracts were first offered to the public (which will reflect the effect of charges and expenses imposed under the contracts). The Trusts have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

We may, from time to time, advertise other variations of performance along with the standardized performance as described above. These rates of return do not reflect election of the Estate Rewards, Earnings Advantage and/or Income Protector features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.

                 WM DIVERSIFIED STRATEGIES(III) VARIABLE ANNUITY
                            STANDARDIZED PERFORMANCE
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                         PERIOD ENDING DECEMBER 31, 2001
                            (WITH/WITHOUT REDEMPTION)


                                            SA
VARIABLE PORTFOLIO                       INCEPTION         1 YEAR               5 YEAR          SINCE INCEPTION *
                                           DATE       WITH     WITHOUT     WITH     WITHOUT     WITH     WITHOUT
                                           ----       ----     -------     ----     -------     ----     -------
ANCHOR SERIES TRUST
CAPITAL APPRECIATION                     02/12/93    -21.15%   -14.15%    13.78%     13.78%    14.46%     14.46%

SUNAMERICA SERIES TRUST
ALLIANCE GROWTH                          02/09/93    -22.41%   -15.41%    11.10%     11.10%    13.98%     13.98%
GLOBAL EQUITIES                          02/09/93    -26.36%   -19.36%     2.84%     2.84%      6.25%     6.25%
MFS MID-CAP GROWTH                       04/01/99    -30.83%   -23.83%      N/A       N/A       9.29%     11.13%
TECHNOLOGY                               07/05/00    -55.60%   -48.60%      N/A       N/A      -57.17%   -51.26%

WASHINGTON MUTUAL VARIABLE TRUST

BALANCED PORTFOLIO                       07/09/01      N/A       N/A        N/A       N/A      -7.62%     -0.62%
CONSERVATIVE BALANCED PORTFOLIO          07/09/01      N/A       N/A        N/A       N/A      -6.67%     0.33%
CONSERVATIVE GROWTH PORTFOLIO            07/09/01      N/A       N/A        N/A       N/A      -9.62%     -2.62%
EQUITY INCOME                            07/09/01      N/A       N/A        N/A       N/A      -5.55%     1.45%
FLEXIBLE INCOME PORTFOLIO                07/09/01      N/A       N/A        N/A       N/A      -5.23%     1.77%
GROWTH & INCOME                          07/09/01      N/A       N/A        N/A       N/A      -12.37%    -5.37%
GROWTH FUND                              07/09/01      N/A       N/A        N/A       N/A      -18.91%   -11.91%
INCOME                                   07/09/01      N/A       N/A        N/A       N/A      -3.20%     3.80%
INTERNATIONAL GROWTH                     07/09/01      N/A       N/A        N/A       N/A      -10.16%    -3.16%
MID CAP STOCK                            07/09/01      N/A       N/A        N/A       N/A      -4.38%     2.62%
SHORT TERM INCOME                        07/09/01      N/A       N/A        N/A       N/A      -4.06%     2.94%
SMALL CAP STOCK                          07/09/01      N/A       N/A        N/A       N/A      -17.51%   -10.51%
STRATEGIC GROWTH PORTFOLIO               07/09/01      N/A       N/A        N/A       N/A      -11.44%    -4.44%
US GOVERNMENT SECURITIES                 07/09/01      N/A       N/A        N/A       N/A      -4.11%     2.89%
WEST COAST EQUITY FUND                   07/09/01      N/A       N/A        N/A       N/A      -13.31%    -6.31%

VAN KAMPEN LIT

VAN KAMPEN LIT COMSTOCK                  10/15/01      N/A       N/A        N/A       N/A        N/A       N/A

* Returns for periods less than one year are not annualized

                 WM DIVERSIFIED STRATEGIES(III) VARIABLE ANNUITY
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                      TOTAL ANNUAL RETURN (IN PERCENT) FOR
                       THE PERIOD ENDING DECEMBER 31, 2001
                            (WITH/WITHOUT REDEMPTION)


                                   TRUST
                                   INCEP    1 YEAR            5 YEAR                   10 YEAR            TRUST INCEP
VARIABLE PORTFOLIO                 DATE      WITH    WITHOUT   WITH     WITHOUT     WITH    WITHOUT     WITH    WITHOUT
------------------                 ----      ----    -------   ----     -------     ----    -------     ----    -------
ANCHOR SERIES TRUST
CAPITAL APPRECIATION              03/23/87  -21.15%  -14.15%   13.78%    13.78%    15.72%    15.72%   13.42%   13.42%

SUNAMERICA SERIES TRUST
ALLIANCE GROWTH                   02/09/93  -22.41%  -15.41%   11.10%    11.10%     N/A       N/A     13.98%   13.98%
GLOBAL EQUITIES                   02/09/93  -26.36%  -19.36%    2.84%    2.84%      N/A       N/A      6.25%    6.25%
MFS MID-CAP GROWTH                04/01/99  -30.83%  -23.83%     N/A      N/A       N/A       N/A      9.29%   11.13%
TECHNOLOGY                        07/05/00  -55.60%  -48.60%     N/A      N/A       N/A       N/A     -57.17%  -51.26%

WASHINGTON MUTUAL VARIABLE TRUST

BALANCED PORTFOLIO                06/03/97  -8.70%    -1.70%     N/A      N/A       N/A       N/A      8.44%    8.44%
CONSERVATIVE BALANCED PORTFOLIO   04/23/98  -6.43%    0.57%      N/A      N/A       N/A       N/A      1.77%    1.77%
CONSERVATIVE GROWTH PORTFOLIO     06/03/97  -12.29%   -5.29%     N/A      N/A       N/A       N/A      9.51%    9.51%
EQUITY INCOME                     04/28/98  -1.05%    5.95%      N/A      N/A       N/A       N/A      6.20%    6.20%
FLEXIBLE INCOME PORTFOLIO         09/09/97  -3.96%    3.04%      N/A      N/A       N/A       N/A      5.76%    5.76%
GROWTH & INCOME                   01/12/94  -12.29%   -5.29%   10.26%    10.26%     N/A       N/A     11.91%   11.91%
GROWTH FUND                       05/07/93  -37.32%  -30.32%   12.02%    12.02%     N/A       N/A     13.65%   13.65%
INCOME                            05/07/93  -0.84%    6.16%     4.97%    4.97%      N/A       N/A      4.41%    4.41%
INTERNATIONAL GROWTH              05/07/93  -26.20%  -19.20%   -1.25%    -1.25%     N/A       N/A      1.89%    1.89%
MID CAP STOCK                     05/01/00   2.87%    9.87%      N/A      N/A       N/A       N/A     12.37%   15.66%
SHORT TERM INCOME                 01/12/94  -0.62%    6.38%     4.16%    4.16%      N/A       N/A      3.29%    3.29%
SMALL CAP STOCK                   01/12/94  -21.38%  -14.38%    8.15%    8.15%      N/A       N/A      9.94%    9.94%
STRATEGIC GROWTH PORTFOLIO        06/03/97  -14.92%   -7.92%     N/A      N/A       N/A       N/A     11.69%   11.69%
US GOVERNMENT SECURITIES          05/06/93  -1.14%    5.86%     4.88%    4.88%      N/A       N/A      4.06%    4.06%
WEST COAST EQUITY FUND            04/28/98  -1.96%    5.04%      N/A      N/A       N/A       N/A     14.26%   14.26%

VAN KAMPEN LIT

VAN KAMPEN LIT COMSTOCK           04/30/99  -11.35%   -4.35%     N/A      N/A       N/A       N/A      2.81%    4.91%

                                 INCOME PAYMENTS

INITIAL ANNUITY PAYMENT

         The initial annuity payment is determined by taking the contract value, less any premium tax, less any Market Value Adjustment that may apply in the case of a premature annuitization of CERTAIN guarantee amounts, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

         The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

         For a fixed annuity, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

         The amount of the second and each subsequent monthly variable annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR FEATURE

         If contract holders elect to begin Income Payments using the Income Protector feature, the Income Benefit Base is determined as described in the prospectus. The initial monthly Income Payment is determined by applying the annuitization factor specifically designated for use in conjunction with the Income Protector feature (either in the Contract or in the Endorsement) to the Income Benefit Base and the dividing by 1,000. The Income Benefit Base must be divided by 1,000 since the annuitization factors included in those tables are based on a set amount per $1,000 of Income Benefit Base. The amount of the second and each subsequent Income Payment is the same as the first monthly payment. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and the age of the Annuitant and designated Joint Annuitant, if any, and the Income Option selected.

                               ANNUITY UNIT VALUES

         The value of an Annuity Unit is determined independently for each Variable Portfolio. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

         The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity payment will vary accordingly.

         For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

         The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of Variable Portfolio from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

         The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

         (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

         (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

         The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of the shares of the underlying investment portfolios in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

ILLUSTRATIVE EXAMPLE

         Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                           NIF      = ($11.46/$11.44)
                                    = 1.00174825

ILLUSTRATIVE EXAMPLE

         The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5% per annum upon which the annuity payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5% per annum is:

               1/[(1.035) (to the power of) (1/12)] = 0.99713732

         In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                           $10.103523 x 1.00174825 x 0.99713732 = $10.092213

         To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

        The Net Investment Factor (NIF) measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

                            VARIABLE ANNUITY PAYMENTS

ILLUSTRATIVE EXAMPLE

         Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.

         P's first variable annuity payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

                  First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

         The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                  Annuity Units = $630.95/$13.256932 = 47.593968

         P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                  Second Payment = 47.593968 x $13.327695 = $634.32

         The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.

         Note that the amount of the first variable annuity payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.

                                      TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) income payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

An assignment of a contract may have tax consequences, if the assignment is not part of a permitted loan program under an employer-sponsored plan, and may also be prohibited by the Employee Retirement Income Security Act of 1974 ("ERISA") in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

TAX TREATMENT OF GIFTING A CONTRACT

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

TRUSTEE TO TRUSTEE TRANSFERS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs). Withdrawals can only be made when an owner: (1) reaches age 59-1/2; (2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7) are not considered distributions, and thus are not subject to these withdrawal limitations.

Trustee to trustee transfers can also be permitted between IRAs, and between contracts or accounts established under the same employer-sponsored plans. Such transfers may, however, be subject to limitations under the annuity contract.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contact, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) PLANS OF SELF-EMPLOYED INDIVIDUALS: "H.R. 10 PLANS"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2002 is $11,000. The limit may be increased by up to $3,000 for employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $1,000 in 2002 for employees age 50 or older, provided that other applicable requirements are satisfied. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum contribution for 2002 is $3,000. Individuals age 50 or older may be able to contribute an additional $500 in 2002. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) ROTH IRAS

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular Individual Retirement Annuity or Individual Retirement Account under Section 408 of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Unlike IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Certain persons may be eligible to convert a regular IRA into a Roth IRA. If they elect such a conversion, they generally also will be required to pay taxes on any previously untaxed amounts included in the amount converted. If the contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) CORPORATE PENSION AND PROFIT-SHARING PLANS

Sections 401(a) of the Code permits corporate employers to establish various types of retirement plans, including 401(k) plans, for employees. These plans can also be established by public employers and by private employers that are not "corporations". These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) DEFERRED COMPENSATION PLANS - SECTION 457

Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. As of January 1, 1999, all 457 plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration. Furthermore, a number of states have not enacted legislation that conforms the state tax treatment of these contributions and distributions to the federal standard. In the absence of legislation or guidance from these non-conforming states, the state tax treatment of these funds, including any transfer or rollover that is permitted under EGTRRA but was not permitted prior to 2002, is currently unclear.


                            DISTRIBUTION OF CONTRACTS

         The contracts are offered through WM Funds Distributor, located at 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101. WM Funds Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts. Contracts are offered on a continuous basis.

                              FINANCIAL STATEMENTS


         The audited consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2001 and 2000, for the years ended December 31, 2001, 2000, and 1999, and the audited financial statements of the Variable Separate Account (Portion Relating to WM Diversified Strategies III Variable Annuity) at December 31, 2001 and for the period from November 1, 2001 (inception) to December 31, 2001 are presented in this Statement of Additional Information. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.



         PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                        Report of Independent Accountants



To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:



In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company), an indirect wholly owned subsidiary of American International Group, Inc., and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits on these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and interest income and impairment of certain beneficial interests in securitized financial assets in 2001.

PricewaterhouseCoopers LLP
Los Angeles, California
January 31, 2002






                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET



                                                  December 31,     December 31,
                                                          2001             2000
                                                  ------------     ------------
                                                          (In thousands)
ASSETS

Investments and cash:
   Cash and short-term investments                 $   200,064      $   169,701
   Bonds, notes and redeemable
     preferred stocks available for sale,
     at fair value (amortized cost:
     December 2001, $4,607,901;
     December 2000, $4,130,570)                      4,545,075        4,007,902
   Mortgage loans                                      692,392          684,174
   Partnerships                                        451,583            8,216
   Policy loans                                        226,961          244,436
   Separate account seed money                          50,560          104,678
   Common stocks available for sale,
     at fair value (cost: December 2001,
     $1,288; December 2000, $1,001)                        861              974
   Real estate                                          20,091           24,139
   Other invested assets                               563,739           18,514
                                                   -----------      -----------

   Total investments and cash                        6,751,326        5,262,734

Variable annuity assets held in separate
   accounts                                         18,526,413       20,393,820
Accrued investment income                               65,272           57,555
Deferred acquisition costs                           1,419,498        1,286,456
Income taxes currently receivable from Parent           61,435           60,992
Other assets                                           117,644          127,921
                                                   -----------      -----------

TOTAL ASSETS                                       $26,941,588      $27,189,478
                                                   ===========      ===========


           See accompanying notes to consolidated financial statements





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)



                                                 December 31,       December 31,
                                                         2001               2000
                                                 ------------       ------------
                                                        (In thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
   Reserves for fixed annuity contracts          $  3,498,917       $  2,778,229
   Reserves for universal life insurance
     contracts                                      1,738,493          1,832,667
   Reserves for guaranteed investment
     contracts                                        483,861            610,672
   Securities lending agreements                      541,899                 --
   Modified coinsurance deposit liability              61,675             97,647
   Other liabilities                                  226,550            206,677
                                                 ------------       ------------
   Total reserves, payables and accrued
     liabilities                                    6,551,395          5,525,892
                                                 ------------       ------------
Variable annuity liabilities related to
   separate accounts                               18,526,413         20,393,820
                                                 ------------       ------------
Subordinated notes payable to affiliates               58,814             55,119
-------------------------------------------      ------------       ------------
Deferred income taxes                                 210,970             85,978
                                                 ------------       ------------
Shareholder's equity:
   Common stock                                         3,511              3,511
   Additional paid-in capital                         925,753            493,010
   Retained earnings                                  694,004            697,730
   Accumulated other comprehensive loss               (29,272)           (65,582)
                                                 ------------       ------------
   Total shareholder's equity                       1,593,996          1,128,669
                                                 ------------       ------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY       $ 26,941,588       $ 27,189,478
                                                 ============       ============


           See accompanying notes to consolidated financial statements




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME



                                                           Years Ended December 31,
                                                   ---------------------------------------
                                                        2001           2000           1999
                                                   ---------      ---------      ---------
                                                                (In thousands)
Investment income                                  $ 375,213      $ 399,355      $ 516,001
                                                   ---------      ---------      ---------
Interest expense on:
   Fixed annuity contracts                          (133,647)      (140,322)      (231,929)
   Universal life insurance
     contracts                                       (81,773)       (86,263)      (102,486)
   Guaranteed investment
     contracts                                       (25,079)       (34,124)       (19,649)
   Senior indebtedness                                  (945)            --           (199)
   Subordinated notes payable
     to affiliates                                    (4,475)        (4,144)        (3,474)
                                                   ---------      ---------      ---------
   Total interest expense                           (245,919)      (264,853)      (357,737)
                                                   ---------      ---------      ---------
NET INVESTMENT INCOME                                129,294        134,502        158,264
                                                   ---------      ---------      ---------
NET REALIZED INVESTMENT LOSSES                       (92,711)       (15,177)       (19,620)
                                                   ---------      ---------      ---------
Fee income:
   Variable annuity fees                             361,877        400,495        306,417
   Net retained commissions                           47,572         62,202         51,039
   Asset management fees                              63,529         73,922         43,510
   Universal life insurance fees, net                 18,909         20,258         28,932
   Surrender charges                                  24,911         20,963         17,137
   Other fees                                         14,551         12,959          6,327
                                                   ---------      ---------      ---------
TOTAL FEE INCOME                                     531,349        590,799        453,362
                                                   ---------      ---------      ---------
GENERAL AND ADMINISTRATIVE EXPENSES                 (146,169)      (170,076)      (146,297)
                                                   ---------      ---------      ---------
AMORTIZATION OF DEFERRED
   ACQUISITION COSTS                                (220,316)      (158,007)      (116,840)
                                                   ---------      ---------      ---------
ANNUAL COMMISSIONS                                   (58,278)       (56,473)       (40,760)
                                                   ---------      ---------      ---------
GUARANTEED MINIMUM DEATH BENEFITS                    (21,606)        (1,551)          (386)
                                                   ---------      ---------      ---------
PRETAX INCOME BEFORE CUMULATIVE EFFECT OF
   ACCOUNTING CHANGE                                 121,563        324,017        287,723
                                                   ---------      ---------      ---------
Income tax expense                                   (20,852)      (108,445)      (103,025)
                                                   ---------      ---------      ---------
NET INCOME BEFORE CUMULATIVE EFFECT OF
   ACCOUNTING CHANGE                               $ 100,711      $ 215,572      $ 184,698
                                                   ---------      ---------      ---------
CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
   NET OF TAX (NOTE 2)                               (10,342)            --             --
                                                   ---------      ---------      ---------
NET INCOME                                         $  90,369      $ 215,572      $ 184,698
                                                   ---------      ---------      ---------


           See accompanying notes to consolidated financial statements





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)




                                                           Years Ended December 31,
                                                   ---------------------------------------
                                                        2001           2000           1999
                                                   ---------      ---------      ---------
                                                                (In thousands)
OTHER COMPREHENSIVE INCOME (LOSS)
   NET OF TAX:
     Net unrealized gains (losses)
       on debt and equity securities
       available for sale identified
       in the current period (net of
       income tax benefit of $3,646,
       income tax expense of $20,444
       and income tax benefit of $63,900
       for 2001, 2000 and 1999, respectively)      $  (6,772)     $  37,968      $(118,669)

     Less reclassification adjustment
       for net realized losses included in net
       income (net of income tax benefit
       of $22,422, $4,848 and $4,165 for
       2001, 2000 and 1999, respectively)             41,640          9,003          7,735

CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
   NET OF TAX (NOTE 2)                                 1,389             --             --

Net change related to cash flow hedges
   (net of income tax expense of $28
   for 2001)                                              53             --             --
                                                   ---------      ---------      ---------
OTHER COMPREHENSIVE INCOME (LOSS)                     36,310         46,971       (110,934)
                                                   ---------      ---------      ---------
COMPREHENSIVE INCOME                               $ 126,679      $ 262,543      $  73,764
                                                   =========      =========      =========


           See accompanying notes to consolidated financial statements



                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS



                                                                        Years Ended December 31,
                                                            ---------------------------------------------
                                                                   2001             2000             1999
                                                            -----------      -----------      -----------
                                                                            (In thousands)
CASH FLOW FROM OPERATING ACTIVITIES:
   Net income                                               $    90,369      $   215,572      $   184,698
   Adjustments to reconcile net income to net
     cash provided by operating activities:
     Cumulative effect of accounting change,
        net of tax                                               10,342               --               --
     Interest credited to:
        Fixed annuity contracts                                 133,647          140,322          231,929
        Universal life insurance contracts                       81,773           86,263          102,486
        Guaranteed investment contracts                          25,079           34,124           19,649
     Net realized investment losses                              92,711           15,177           19,620
     Amortization (accretion) of net
        premiums (discounts) on investments                       4,554           (2,198)         (18,343)
     Universal life insurance fees                              (18,909)         (20,258)         (28,932)
     Amortization of goodwill                                     1,452            1,455              776
     Provision for deferred income taxes                        126,010          114,127         (100,013)
     Change in:
        Accrued investment income                                (7,717)           3,029            9,155
        Deferred acquisition costs                              (97,947)        (171,500)        (184,507)
        Other assets                                             15,042          (16,628)          (5,661)
        Income taxes currently
        receivable/payable from Parent                              106          (84,482)          12,367
        Due from/to affiliates                                  (68,844)          27,763           27,381
        Other liabilities                                         9,697          (40,283)          22,123
     Other, net                                                    (770)          10,799           (2,992)
                                                            -----------      -----------      -----------
NET CASH PROVIDED BY OPERATING ACTIVITIES                       396,595          313,282          289,736
                                                            -----------      -----------      -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchases of:
     Bonds, notes and redeemable preferred stock             (2,178,830)        (881,647)      (4,130,682)
     Mortgage loans                                             (70,295)        (144,303)        (331,398)
     Other investments, excluding short-term
        investments                                             (27,413)         (66,722)        (227,268)
   Sales of:
     Bonds, notes and redeemable preferred stock              1,087,090          468,221        2,660,931
     Other investments, excluding short-term
        investments                                               3,527           60,538           65,395
   Redemptions and maturities of:
     Bonds, notes and redeemable preferred stock                549,638          429,347        1,274,764
     Mortgage loans                                              63,960          136,277           46,760
     Other investments, excluding short-term
        investments                                              78,555          122,195           21,256
     Net cash and short-term investments transferred
        to affiliates in assumption reinsurance
        transaction with MBL Life Assurance Corporation              --           (3,314)        (371,634)
                                                            -----------      -----------      -----------
   NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES         (493,768)         120,592         (991,876)
                                                            -----------      -----------      -----------


           See accompanying notes to consolidated financial statements




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)



                                                                    Years Ended December 31,
                                                        ---------------------------------------------
                                                               2001             2000             1999
                                                        -----------      -----------      -----------
                                                                        (In thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
   Deposit and premium receipts on:
     Fixed annuity contracts                            $ 2,280,498      $ 1,764,600      $ 2,016,851
     Universal life insurance contracts                      52,469           58,738           78,864
     Guaranteed investment contracts                         40,000          350,000               --
   Net exchanges from the fixed accounts
     of variable annuity contracts                       (1,368,527)      (1,994,710)      (1,821,324)
   Withdrawal payments on:
     Fixed annuity contracts                               (315,794)        (320,778)      (2,232,374)
     Universal life insurance contracts                     (55,361)        (145,067)         (81,634)
     Guaranteed investment contracts                       (191,919)         (78,312)         (19,742)
   Claims and annuity payments on:
     Fixed annuity contracts                                (52,685)        (114,761)         (46,578)
     Universal life insurance contracts                    (146,998)        (118,302)        (158,043)
   Net receipts from (repayments of)
     other short-term financings                             15,920          (33,689)          40,924
   Net receipts (payments) related to a
     modified coinsurance transaction                       (35,972)         (43,110)         140,757
   Net receipts from issuances of subordinated
     notes payable to affiliate                                  --           17,303               --
   Capital contributions received                                --               --          114,400
   Return of capital by Parent                                   --               --         (170,500)
   Dividends paid to Parent                                 (94,095)         (69,000)              --
                                                        -----------      -----------      -----------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES         127,536         (727,088)      (2,138,399)
                                                        -----------      -----------      -----------
NET INCREASE (DECREASE) IN CASH
   AND SHORT-TERM INVESTMENTS                                30,363         (293,214)      (2,840,539)
CASH AND SHORT-TERM INVESTMENTS
   AT BEGINNING OF PERIOD                                   169,701          462,915        3,303,454
                                                        -----------      -----------      -----------
CASH AND SHORT-TERM INVESTMENTS
   AT END OF PERIOD                                     $   200,064      $   169,701      $   462,915
                                                        ===========      ===========      ===========
SUPPLEMENTAL CASH FLOW
   INFORMATION:
   Interest paid on indebtedness                        $     1,725      $     1,841      $     3,787
                                                        ===========      ===========      ===========
   Net income taxes received from (paid to) Parent      $   120,504      $   (78,796)     $  (190,126)
                                                        ===========      ===========      ===========


           See accompanying notes to consolidated financial statements




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



1.      NATURE OF OPERATIONS

        AIG SunAmerica Life Assurance Company (DBA Anchor National Life Insurance Company), including its wholly owned subsidiaries, (the "Company") is an Arizona-domiciled life insurance company which conducts its business through three segments: annuity operations, asset management operations and broker-dealer operations. Annuity operations consist of the sale and administration of deposit-type insurance contracts, including fixed and variable annuities, universal life insurance contracts and guaranteed investment contracts ("GICs"). Asset management operations, which include the distribution and management of mutual funds, are conducted by SunAmerica Asset Management Corp. ("SunAmerica Asset Management"), the Company's registered investment advisor and wholly owned subsidiary and its related distributor, SunAmerica Capital Services, Inc. ("SACS"). Broker-dealer operations involve the sale of securities and financial services products, and are conducted by Royal Alliance Associates, Inc. ("Royal Alliance"), a wholly owned subsidiary of the Company.

        The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. However, the Company is continuing to do business as Anchor National Life Insurance Company. It is currently anticipated that the Company will seek regulatory approval to change its name in each state in which it does business to AIG SunAmerica Life Assurance Company effective sometime in the first quarter of 2003.

        The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets managed in mutual funds and held in separate accounts.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

        Under GAAP, deposits collected on the non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of earnings, as they are recorded directly to policyholders liabilities upon receipt.

        The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

        INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

        Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when declines in such values are considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

        Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Partnership investments in affordable housing properties are generally carried at cost, and for certain of the properties, realized tax credits reduce the carrying value of the investment as an alternative to reducing income tax expense. Limited partnerships that are invested in real estate and fixed-income securities are accounted for by the cost method of accounting. Real estate is carried at the lower of cost or net realizable value. Common stock is carried at fair value. Other invested assets consist of invested collateral with respect to the Company's securities lending program, collateralized bond obligations





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        and investments in mutual funds for the Company's asset management operations.

        The Company lends its securities and primarily takes cash as collateral with respect to the securities lent. This collateral is an amount in excess of the fair value of the securities lent. Collateral received that is other than cash also exceeds the fair value of the securities lent. The Company monitors daily the market value of securities that are on loan relative to the fair value of collateral held and obtains additional collateral when necessary. Income earned on the collateral is recorded as net investment income while interest paid on the securities lending agreements and the related management fees paid to administer the program are recorded as interest expense in the consolidated statement of income and comprehensive income.

        Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

        INTEREST RATE SWAP AGREEMENTS: As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements ("Swap Agreements") to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets into fixed-rate instruments. At December 31, 2001, the Company had one outstanding Swap Agreement subject to the provisions of SFAS 133 (see "Recently Issued Accounting Standards") with a notional principal of $97,000,000 which matures in June 2002. This agreement effectively converts a $97,000,000 floating rate commercial mortgage to a fixed rate instrument. The agreement has been designated as a cash flow hedge and accordingly, the market value of the Swap Agreement, $2,218,000, has been recorded as an asset in the Company's consolidated balance sheet as of December 31, 2001. Changes in the market value of this Swap Agreement, net of taxes, are recognized as a component of other comprehensive income. There was no inefficiency associated with this Swap Agreement at adoption or in the year ended December 31, 2001.

        DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, surrender charges and direct




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the estimated lives of the funds obtained. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $359,162,000 and $362,085,000 for the years ended December 31, 2001 and 2000, respectively.

        As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been increased by $16,000,000 and $21,800,000 at December 31, 2001 and 2000, respectively, for this adjustment.

        VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS:
        The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

        GOODWILL: Goodwill amounted to $20,150,000 (including accumulated amortization of $19,852,000) and $21,604,000 (including accumulated amortization of $18,101,000) at December 31, 2001 and 2000, respectively. Goodwill is amortized by using the straight-line method over periods averaging 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable. See "Recently Issued Accounting Standards" below for discussion of future accounting for goodwill effective January 1, 2002.

        RESERVES FOR FIXED ANNUITIES, UNIVERSAL LIFE INSURANCE AND GUARANTEED INVESTMENT CONTRACTS ("GICs"): Reserves for fixed annuity, universal life insurance and GIC contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 7 is recorded as a deposit liability. Deposits from the reinsured business are allocated to pay down the liability pursuant to a repayment schedule.

        FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded in income as earned. Net retained commissions are recognized as income on a trade date basis.

        INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of its direct parent, SunAmerica Life Insurance Company (the "Parent"), and its affiliate, First SunAmerica Life Insurance Company ("FSA"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). This statement requires the Company to recognize all derivatives in the consolidated balance sheet measuring these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. SFAS 133 was postponed by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133, and became effective for the Company on January 1, 2001. The adoption of SFAS 133 on January 1, 2001 resulted in an increase of $1,389,000, net of tax, in other comprehensive income.

        In January 2001, the Emerging Issues Task Force of the FASB ("EITF") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its consolidated statement of income and comprehensive income for 2001 a cumulative effect of an accounting change adjustment loss of $10,342,000 ($15,910,000 before tax).




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        In June 2001, FASB issued Statement of Financial Accounting Standard No. 142 "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its consolidated income statement. SFAS 142 is effective for the year commencing January 1, 2002. In addition, SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

        As of December 31, 2001, the Company recorded $20,150,000 million of goodwill on its consolidated balance sheet. The Company has evaluated the impact of the impairment provisions of SFAS 142, and has determined that the impact on its results of operations and financial condition will not be significant.

        In August 2001, the FASB issued Statement of Financial Accounting Standard No. 144 "Accounting for the Impairment and Disposal of Long-Lived Assets" ("SFAS 144"). SFAS 144 eliminates the exception to consolidation for a subsidiary for which control is likely to be temporary. As a result, this standard may impact the Company's financial statements with respect to SA Affordable Housing LLC's ownership interests in limited partnerships (see Note 9). SFAS 144 is effective for the year commencing January 1, 2002. The Company is currently evaluating the provisions of SFAS 144, and has not yet determined the impact on the Company's consolidated balance sheet or its consolidated results of operations.

    3.  ACQUISITIONS

        Pursuant to AIG's acquisition of American General Financial Group in 2001, American General's North American Funds were merged with SunAmerica Mutual Funds. The merger of these funds increased the Company's assets under management by approximately $1,329,000,000.

        On December 31, 1998, the Company acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life") (the "Acquisition"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. As part of this transaction, the Company acquired assets having an aggregate fair value of $5,718,227,000, composed primarily of invested assets totaling $5,715,010,000. Liabilities assumed in this acquisition totaled $5,831,266,000, including $3,460,503,000 of fixed annuity reserves, $2,308,742,000 of universal life reserves and $24,011,000 of guaranteed investment contract reserves. The excess of the purchase price over the fair value of net assets received amounted to $83,737,000 at December 31, 2001, after adjustment for the transfer of the New York





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



3.      ACQUISITIONS (Continued)

        business to FSA (see below), and is included in Deferred Acquisition Costs in the accompanying consolidated balance sheet. The income statements for the years ended December 31, 2001, 2000 and 1999 include the impact of the Acquisition.

        Included in the block of business acquired from MBL Life were policies whose owners are residents of the State of New York ("the New York Business"). On July 1, 1999, the New York Business was acquired by the Company's New York affiliate, FSA, via an assumption reinsurance agreement, and the remainder of the business converted to assumption reinsurance in the Company, which superseded the coinsurance agreement. As part of this transfer, invested assets equal to $678,272,000, life reserves equal to $282,247,000, group pension reserves equal to $406,118,000, and other net assets of $10,093,000 were transferred to FSA.

        The $128,420,000 purchase price was allocated between the Company and FSA based on the estimated future gross profits of the two blocks of business. The portion allocated to FSA was $10,000,000.

        As part of the Acquisition, the Company received $242,473,000 from MBL Life to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. Of this amount, the Company was required to transfer $20,055,000 to the Parent for enhancements on policies which customers elected to convert to fixed annuity policies of the Parent. Included in the Company's reserves transferred to FSA in 1999 were $34,657,000 of such policy enhancement reserves. Based upon final actuarial calculations performed in the first quarter of 2000, $16,741,000 of such reserves were returned to the Company by FSA. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. Pursuant to the agreement, the enhancements were scheduled to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June 30, 2003, to eligible policies still active on each of those dates. The Company's portion of the payment due amounted to $52,093,000 and $58,329,000 on January 1, 2000 and June 30, 2001,
        respectively, and was either credited to the accounts of the policyholders or paid as benefits through withdrawals or accelerated death benefits. On December 31, 2001, the remaining enhancement reserve for such payments totaled $100,834,000.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



4.      INVESTMENTS

        The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                             Amortized      Estimated
                                                  Cost     Fair Value
                                            ----------     ----------
                                                 (In thousands)
        AT DECEMBER 31, 2001:

        Securities of the United States
          Government                        $   24,279     $   24,069
        Mortgage-backed securities           1,532,155      1,543,175
        Securities of public utilities         223,006        222,815
        Corporate bonds and notes            2,059,160      2,002,981
        Redeemable preferred stocks             21,515         21,515
        Other debt securities                  747,786        730,520
                                            ----------     ----------
          Total                             $4,607,901     $4,545,075
                                            ==========     ==========

        AT DECEMBER 31, 2000:

        Securities of the United States
          Government                        $   19,164     $   18,868
        Mortgage-backed securities           1,651,581      1,636,304
        Securities of public utilities         154,076        151,209
        Corporate bonds and notes            1,426,845      1,329,001
        Redeemable preferred stocks              1,375          1,375
        Other debt securities                  877,529        871,145
                                            ----------     ----------
          Total                             $4,130,570     $4,007,902
                                            ==========     ==========

        The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2001, follow:

                                             Amortized      Estimated
                                                  Cost     Fair Value
                                            ----------     ----------
                                                 (In thousands)
        Due in one year or less             $   93,363     $   94,251
        Due after one year through
          five years                         1,122,253      1,110,755
        Due after five years through
          ten years                          1,371,336      1,321,277
        Due after ten years                    488,794        475,617
        Mortgage-backed securities           1,532,155      1,543,175
                                            ----------     ----------

          Total                             $4,607,901     $4,545,075
                                            ==========     ==========

        Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



    4.  INVESTMENTS (Continued)

        Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                Gross         Gross
                                           Unrealized    Unrealized
                                                Gains        Losses
                                           ----------    ----------
                                                (In thousands)
        AT DECEMBER 31, 2001:

        Securities of the United States
          Government                        $     105     $    (315)
        Mortgage-backed securities             16,573        (5,553)
        Securities of public utilities          1,885        (2,076)
        Corporate bonds and notes              21,540       (77,719)
        Other debt securities                   6,226       (23,492)
                                            ---------     ---------
          Total                             $  46,329     $(109,155)
                                            =========     =========

        AT DECEMBER 31, 2000:

        Securities of the United States
          Government                        $      17     $    (313)
        Mortgage-backed securities             10,000       (25,277)
        Securities of public utilities            267        (3,134)
        Corporate bonds and notes              12,682      (110,526)
        Other debt securities                  11,482       (17,866)
                                            ---------     ---------
          Total                             $  34,448     $(157,116)
                                            =========     =========

        Gross unrealized gains on equity securities aggregated $12,000 at December 31, 2001 and $18,000 at December 31, 2000. Gross unrealized losses on equity securities aggregated $439,000 at December 31, 2001 and $45,000 at December 31, 2000.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



    4.  INVESTMENTS (Continued)

        Gross realized investment gains and losses on sales of investments are as follows:

                                                Years Ended December 31,
                                        ---------------------------------------
                                             2001           2000           1999
                                        ---------      ---------      ---------
                                                    (In thousands)
        BONDS, NOTES AND REDEEMABLE
         PREFERRED STOCKS:
          Realized gains                $  34,026      $   9,608      $   8,333
          Realized losses                 (25,258)        (5,573)       (26,113)
        MORTGAGE LOANS:
          Realized losses                      --           (276)            --

        COMMON STOCKS:
          Realized gains                      164            610          4,239
          Realized losses                      --             --            (11)

        OTHER INVESTMENTS:
          Realized gains                       --          1,091             --
          Realized losses                    (685)            --             --

        IMPAIRMENT WRITEDOWNS            (100,958)       (20,637)        (6,068)
                                        ---------      ---------      ---------
          Total net realized
          investment losses             $ (92,711)     $ (15,177)     $ (19,620)
                                        =========      =========      =========

        The sources and related amounts of investment income (losses) are as follows:

                                                Years Ended December 31,
                                        ---------------------------------------
                                             2001           2000           1999
                                        ---------      ---------      ---------
                                                    (In thousands)
        Short-term investments          $   9,430      $  21,683      $  61,764
        Bonds, notes and redeemable
          preferred stocks                285,668        290,157        348,373
        Mortgage loans                     58,262         60,608         47,480
        Partnerships                       13,905          7,031          6,631
        Policy loans                       18,218         20,200         22,284
        Common stocks                           2             --              7
        Real estate                          (272)           121           (525)
        Other invested assets              (5,038)         6,668         35,939
        Less: investment expenses          (4,962)        (7,113)        (5,952)
                                        ---------      ---------      ---------
        Total investment income         $ 375,213      $ 399,355      $ 516,001
                                        =========      =========      =========




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.      INVESTMENTS (Continued)

        At December 31, 2001, no investments in any one entity or its affiliates exceeded 10% of the Company's consolidated shareholder's equity.

        At December 31, 2001, bonds, notes and redeemable preferred stocks included $215,528,000 of bonds and notes not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 35 industries with 20% of these assets concentrated in telecommunications and 10% concentrated in airlines. No other industry concentration constituted more than 6% of these assets.

        At December 31, 2001, mortgage loans were collateralized by properties located in 29 states, with loans totaling approximately 30% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 11% by properties located in New York. No more than 9% of the portfolio was secured by properties in any other single state.

        At December 31, 2001, the carrying value of investments in default as to the payment of principal or interest was $12,060,000 ($9,824,000 of bonds and $2,236,000 of mortgage loans).

        As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At December 31, 2001, the Company had one outstanding asset Swap Agreement with a notional principal amount of $97,000,000 and one outstanding liability Swap Agreement with a notional principal amount of $30,954,000. The asset Swap Agreement was entered into in May 2000 and matures in June 2002. The liability Swap Agreement was entered into in December 1996 and matures in December 2024. The net interest received or paid on the asset Swap Agreement is included in Investment Income, while the net interest received or paid on the liability Swap Agreement is included in Interest Expense in the Consolidated Statement of Income and Comprehensive Income. The total net interest received (paid) amounted to $2,599,000 for the year ended December 31, 2001, $43,000 for the year ended December 31, 2000 and $(215,000) for the year ended December 31, 1999.

        At December 31, 2001, $8,635,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



5.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

        The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

        The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

        CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

        BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

        MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

        SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

        COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

        POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

        PARTNERSHIPS: Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



5.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

        VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

        RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

        RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

        VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

        SUBORDINATED NOTES PAYABLE TO AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.







                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



5.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

        The estimated fair values of the Company's financial instruments at December 31, 2001 and 2000 compared with their respective carrying values, are as follows:

                                                      Carrying            Fair
                                                         Value           Value
                                                   -----------     -----------
                                                        (In thousands)
        DECEMBER 31, 2001:

        ASSETS:
          Cash and short-term investments          $   200,064     $   200,064
          Bonds, notes and redeemable
             preferred stocks                        4,545,075       4,545,075
          Mortgage loans                               692,392         732,393
          Policy loans                                 226,961         226,961
          Separate account seed money                   50,560          50,560
          Common stocks                                    861             861
          Partnerships                                   8,214           7,527
          Variable annuity assets held in
             separate accounts                      18,526,413      18,526,413

        LIABILITIES:
          Reserves for fixed annuity contracts     $ 3,498,917     $ 3,439,727
          Reserves for guaranteed investment
             contracts                                 483,861         490,718
          Variable annuity liabilities related
             to separate accounts                   18,526,413      18,526,413
          Subordinated notes payable to
             affiliates                                 58,814          62,273





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



5.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                      Carrying            Fair
                                                         Value           Value
                                                   -----------     -----------
                                                         (In thousands)
        DECEMBER 31, 2000:

        ASSETS:
          Cash and short-term investments          $   169,701     $   169,701
          Bonds, notes and redeemable
             preferred stocks                        4,007,902       4,007,902
          Mortgage loans                               684,174         711,543
          Policy loans                                 244,436         244,436
          Separate account seed money                  104,678         104,678
          Common stocks                                    974             974
          Partnerships                                   8,216           9,915
          Variable annuity assets held in
             separate accounts                      20,393,820      20,393,820

        LIABILITIES:
          Reserves for fixed annuity contracts     $ 2,778,229     $ 2,618,719
          Reserves for guaranteed investment
             contracts                                 610,672         610,672
          Variable annuity liabilities related
             to separate accounts                   20,393,820      20,393,820
          Subordinated notes payable to
             affiliates                                 55,119          57,774

6.      SUBORDINATED NOTES PAYABLE TO AFFILIATES

        Subordinated notes (including accrued interest of $6,354,000) payable to affiliates totaled $58,814,000 at interest rates ranging from 8% to 9.5% at December 31, 2001, and require principal payments of $21,500,000 in 2002, $20,400,000 in 2003, $3,000,000 in 2004 and $7,560,000 in 2005.
        The $6,354,000 of accrued interest was paid by the Company in January and February 2002.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



7.      REINSURANCE

        With respect to its reinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

        The Company guarantees a minimum level of death benefits for the majority of the Company's separate account contracts. If a policyholder death benefit notification is received and the assets in the respective policyholder separate accounts are insufficient to fund the required minimum policy benefits, the Company is obligated to pay the difference. This exposure was reinsured on approximately 27% of the liabilities as of December 31, 2001. During January 2002, the Company entered into additional reinsurance agreements which significantly limited its exposure for certain contracts entered into in 2001 through 2003.

        Certain of the Company's variable annuities provide for a Guaranteed Minimum Income Benefit in the form of guaranteed benefit payout upon annuitization. All of the annuitization benefit at risk has been reinsured as of December 31, 2001.

        The business which was assumed from MBL Life as part of the Acquisition is subject to existing reinsurance ceded agreements. At December 31, 1998, the maximum retention on any single life was $2,000,000, and a total credit of $5,057,000 was taken against the life insurance reserves, representing predominantly yearly renewable term reinsurance. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. At December 31, 2001, a total reserve credit of $3,781,000 was taken against the life insurance reserves.

        On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. The transaction is accounted for as reinsurance for statutory reporting purposes. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. The cost of this program, which amounted to $6,909,000 for the year ended December 31, 2001, $12,026,000 for the year ended December 31, 2000 and $3,621,000 for the year ended December 31, 1999, is reported as a component of General and Administrative Expenses in the Consolidated Statement of Income and Comprehensive Income.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



8.      COMMITMENTS AND CONTINGENT LIABILITIES

        The Company has entered into eight agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31, 2001 is $1,031,000,000. Related to each of these agreements are participation agreements with the Company's Parent, under which the Parent will share in $497,850,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. Management does not anticipate any material future losses with respect to these commitments.

        In the ordinary course of business, the Company is obligated to purchase approximately $46,000,000 of asset backed securities as of December 31, 2001.

        The Company has entered into an agreement whereby it is committed to purchase the remaining principal amount, $240,158,000 as of December 31, 2001, of various mortgage-backed securities at par value in March 2006. At the present time, management does not anticipate any material losses with respect to this agreement.

        Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company, with the potential exception of McMurdie et al. v. SunAmerica et al., Case No. BC 194082. The lawsuit is a representative action wherein the plaintiffs allege violations of California's Business and Professions Code Sections 17200 et seq. The Company is vigorously defending the lawsuit. The probability of any particular outcome is not reasonably estimable at this time.

        Based on the information available at this time, management believes that the Company has not incurred material losses associated with the terrorist attacks of September 11, 2001.

        The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important member of AIG. The Guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the Guarantee directly against American Home.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



8.      COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

        The Company's current financial strength rating from Moody's is based in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

        American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.      SHAREHOLDER'S EQUITY

        The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2001 and 2000, 3,511 shares were outstanding.

        Changes in shareholder's equity are as follows:

                                                                 Years Ended December 31,
                                                        ---------------------------------------
                                                             2001           2000           1999
                                                        ---------      ---------      ---------
                                                                    (In thousands)
        ADDITIONAL PAID-IN CAPITAL:
          Beginning balances                            $ 493,010      $ 493,010      $ 378,674
          Reclassification of note by Parent                   --             --        170,436
          Return of capital                                    --             --       (170,500)
          Capital contributions received                       --             --        114,250
          Contribution of partnership investment               --             --            150
          Contribution of subsidiary by Parent            432,743             --             --
                                                        ---------      ---------      ---------
        Ending balances                                 $ 925,753      $ 493,010      $ 493,010
                                                        =========      =========      =========

        RETAINED EARNINGS:
          Beginning balances                            $ 697,730      $ 551,158      $ 366,460
          Net income                                       90,369        215,572        184,698
          Dividends paid to Parent                        (94,095)       (69,000)            --
                                                        ---------      ---------      ---------
        Ending balances                                 $ 694,004      $ 697,730      $ 551,158
                                                        =========      =========      =========

        ACCUMULATED OTHER
          COMPREHENSIVE LOSS:
             Beginning balances                         $ (65,582)     $(112,553)     $  (1,619)
             Change in net unrealized
                gains (losses) on debt
                securities available for sale              59,842         79,891       (198,659)
             Change in net unrealized
                gains (losses) on equity
                securities available for sale                (400)           (27)           (10)
             Change in adjustment to deferred
                acquisition costs                          (5,800)        (7,600)        28,000
             Tax effects of net changes                   (18,774)       (25,293)        59,735
             Cumulative effect of accounting
                change, net of tax                          1,389             --             --
             Net change related to cash flow hedges            53             --             --
                                                        ---------      ---------      ---------
        Ending balances                                 $ (29,272)     $ (65,582)     $(112,553)
                                                        =========      =========      =========

        On January 1, 2001, the Parent contributed all of its ownership interests in SA Affordable Housing LLC ("SAAH LLC"), a wholly owned subsidiary, to the Company. All of SAAH LLC's ownership interests were subsequently contributed by the Company to SunAmerica Asset Management. SAAH LLC has investments in limited partnership interests whose primary purpose is the generation of rehabilitation tax credits, low income housing credits and passive losses. Realized tax credits are passed on to its direct Parent, SunAmerica Asset Management. At the time of the contribution, SAAH LLC had partnership assets of $432,120,000, other assets of $623,000 and shareholder's equity of $432,743,000. SAAH LLC's results of operations are included within the asset management operations. As a result of this transfer, additional paid-in capital was increased by $432,743,000.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



9.      SHAREHOLDER'S EQUITY (Continued)

        Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Currently, no dividends can be paid to stockholders in the year 2002 without prior approval. Ordinary and extraordinary dividends of $94,095,000 and $69,000,000 were paid on April 2, 2001 and March 1,
        2000, respectively. No dividends were paid in the year ended December 31, 1999.

        Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net loss for the year ended December 31, 2001 totaled $122,322,000. The Company's net income for the years ended December 31, 2000 and 1999 was approximately $168,367,000 and $261,539,000, respectively. The Company's statutory capital and surplus totaled approximately $1,009,267,000 at December 31, 2001 and $719,946,000 at December 31, 2000.

        In 1998, the National Association of Insurance Commissioners ("NAIC") adopted the codification of statutory accounting principles ("Codification") which replaced the NAIC's previous primary guidance on statutory accounting, which became effective January 1, 2001. Codification changed prescribed statutory accounting practices and has resulted in changes to the accounting practices that the Company uses to prepare its statutory basis financial statements. Codification has been adopted by all fifty states as the prescribed basis of accounting, including Arizona. The adoption of Codification resulted in an increase to the Company's statutory surplus of approximately $92,402,000.

        On June 30, 1999, the Parent cancelled the Company's surplus note payable of $170,436,000 and funds received were reclassified to Additional Paid-in Capital in the accompanying consolidated balance sheet. On September 9, 1999, the Company paid $170,500,000 to its Parent as a return of capital. On September 14, 1999 and October 25, 1999, the Parent contributed additional capital to the Company in the amounts of $54,250,000 and $60,000,000, respectively. Also on December 31, 1999, the Parent made a $150,000 contribution of partnership investments to the Company.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



10.     INCOME TAXES

        The components of the provisions for federal income taxes on pretax income consist of the following:

                                       Net Realized
                                         Investment
                                     Gains (Losses)     Operations          Total
                                     --------------     ----------      ---------
                                                      (In thousands)
        YEAR ENDED DECEMBER 31, 2001:

        Currently payable                 $ (18,317)     $ (86,841)     $(105,158)
        Deferred                            (17,180)       143,190        126,010
                                          ---------      ---------      ---------
          Total income tax expense
          (benefit)                       $ (35,497)     $  56,349      $  20,852
                                          =========      =========      =========

        YEAR ENDED DECEMBER 31, 2000:

        Currently payable                 $   2,791      $  (8,473)     $  (5,682)
        Deferred                             (8,103)       122,230        114,127
                                          ---------      ---------      ---------
          Total income tax expense
            (benefit)                     $  (5,312)     $ 113,757      $ 108,445
                                          =========      =========      =========

        YEAR ENDED DECEMBER 31, 1999:

        Currently payable                 $   6,846      $ 196,192      $ 203,038
        Deferred                            (13,713)       (86,300)      (100,013)
                                          ---------      ---------      ---------
          Total income tax expense
            (benefit)                     $  (6,867)     $ 109,892      $ 103,025
                                          =========      =========      =========









                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.     INCOME TAXES (Continued)

        Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                           Years Ended December 31,
                                                  ---------------------------------------
                                                       2001           2000           1999
                                                  ---------      ---------      ---------
                                                              (In thousands)
        Amount computed at statutory rate         $  42,547      $ 113,406      $ 100,703
        Increases (decreases) resulting from:
          Amortization of differences
             between book and tax
             bases of net assets acquired               613            597            609
          State income taxes, net of
             federal tax benefit                      4,072          9,718          7,231
          Dividends received deduction              (13,406)       (10,900)        (3,618)
          Tax credits                               (16,758)        (2,382)        (1,346)
          Other, net                                  3,784         (1,994)          (554)
                                                  ---------      ---------      ---------
          Total income tax expense                $  20,852      $ 108,445      $ 103,025
                                                  =========      =========      =========

        For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at December 31, 2001. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



10.     INCOME TAXES (Continued)

        Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                  December 31,   December 31,
                                                          2001           2000
                                                  ------------   ------------
                                                         (In thousands)
        DEFERRED TAX LIABILITIES:
        Investments                                  $      --      $  18,738
        Deferred acquisition costs                     425,208        317,995
        State income taxes                               5,978          9,640
        Other liabilities                               24,247         55,101
                                                     ---------      ---------
        Total deferred tax liabilities                 455,433        401,474
                                                     ---------      ---------

        DEFERRED TAX ASSETS:
        Investments                                  $ (23,194)     $      --
        Contractholder reserves                       (184,890)      (247,591)
        Guaranty fund assessments                       (3,629)        (3,610)
        Deferred income                                (16,211)       (28,982)
        Net unrealized losses on debt and equity
          securities available for sale                (16,539)       (35,313)
                                                     ---------      ---------
        Total deferred tax assets                     (244,463)      (315,496)
                                                     ---------      ---------
        Deferred income taxes                        $ 210,970      $  85,978
                                                     =========      =========

11.     RELATED-PARTY MATTERS

        The Company pays commissions to six affiliated companies: SunAmerica Securities, Inc.; Advantage Capital Corp.; Financial Services Corp.; Sentra Securities Corp.; Spelman & Co., Inc.; and VALIC Financial Advisors. Commissions paid to these broker-dealers totaled $40,567,000 in the year ended December 31, 2001, $44,584,000 in the year ended December 31, 2000 and $37,435,000 in the year ended December 31, 1999. These broker-dealers, when combined with the Company's wholly owned broker-dealer, distribute a significant portion of the Company's variable annuity products, amounting to approximately 26.0%, 33.8% and 35.6% of deposits for each of the respective periods. Of the Company's mutual fund sales, 26.3%, 33.6% and 37.9% were distributed by these affiliated broker-dealers for each of the respective periods.

        The Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent and SunAmerica, an indirect parent. Amounts paid for such services totaled $130,178,000 for the year ended December 31, 2001, $132,034,000 for the year ended December 31, 2000 and $105,059,000 for the year ended December 31, 1999. The marketing component of such costs during these periods amounted to $68,757,000, $61,954,000 and $53,385,000, respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of such costs are included in General and Administrative Expenses in the income statement.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



11.     RELATED-PARTY MATTERS (Continued)

        During the year ended December 31, 2001, the Company paid $219,000 of management fees to an affiliate of the Company to administer its securities lending program (see Note 2).

        During the year ended December 31, 2001, the Company entered into a short-term financing arrangement with SunAmerica. Under the terms of this agreement, the Company has immediate access of up to $500 million. Any advances made under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2001.

        Also, during the year ended December 31, 2001, the Company entered into a short-term financing arrangement with SunAmerica whereby SunAmerica has the right to borrow up to $500 million from the Company. Any advances made by the Company under this agreement must be repaid to the Company within 30 days. As of December 31, 2001, $75 million was due to the Company under this agreement. This receivable was collected in January 2002 and is included in other assets in the consolidated balance sheet.

        At December 31, 2001 and 2000, the Company held no investments issued by any of its affiliates.

        During the year ended December 31, 2001, the Company made no purchases or sales of invested assets to or from the Parent or its affiliates.

        During the year ended December 31, 2000, FSA transferred $16,741,000 of cash to the Company related to policy enhancements of the New York Business from the Acquisition (see Note 3).

        During the year ended December 31, 2000, the Company transferred $20,055,000 of cash to the Parent as a result of policy enhancements granted to annuity policyholders who converted their MBL Life policies to policies of the Parent (see Note 3).

        During the year ended December 31, 2000, the Company sold various invested assets to the Parent for cash equal to their current market value of $6,362,000.

        During the year ended December 31, 1999, the Company transferred short-term investments and bonds to FSA with an aggregate fair value of $634,596,000 as part of the transfer of the New York Business from the Acquisition (See Note 3). The Company recorded a net realized loss of $5,144,000 on the transfer of these assets.

        During the year ended December 31, 1999, the Company purchased certain invested assets from SunAmerica for cash equal to their current market value of $161,159,000.





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



12.     BUSINESS SEGMENTS

        The Company has three business segments: annuity operations, asset management operations and broker-dealer operations. The accounting policies of the segments are the same as those described in Note 2 - Summary of Significant Accounting Policies. The Company evaluates performance and allocates reserves based on profit or loss from operations before income taxes. There were no intersegment revenues during all periods presented. Substantially all of the Company's revenues are derived from the United States. The Parent makes expenditures for long-lived assets for the annuity operations segment and allocates depreciation of such assets to the annuity operations segment.

        Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 12.2% of sales in the year ended December 31, 2001, 16.9% of sales in the year ended December 31, 2000 and 12.0% of sales in the year ended December 31, 1999. No other independent selling organization was responsible for 10% or more of sales for any such period. There was no single independent selling organization that accounted for 10% or more of sales in the asset management operations. Registered representatives sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives do not compose a material percentage of total revenues in the broker-dealer operations.





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



12.     BUSINESS SEGMENTS (Continued)

        Summarized data for the Company's business segments follow:

                                                             Asset            Broker-
                                           Annuity        Management          Dealer
                                         Operations       Operations        Operations           Total
                                       ------------      ------------      ------------      ------------
                                                                 (In thousands)
        YEAR ENDED
        DECEMBER 31, 2001:

        Investment income              $    359,655      $     14,988      $        570      $    375,213
        Interest expense                   (241,444)           (4,115)             (360)         (245,919)
                                       ------------      ------------      ------------      ------------
        Net investment income               118,211            10,873               210           129,294
        Net realized investment
          losses                            (59,784)          (32,927)               --           (92,711)

        Variable annuity fees               350,378            11,499                --           361,877
        Net retained commissions                 --             2,210            45,362            47,572
        Asset management fees                    --            63,529                --            63,529
        Universal life insurance
          fees, net                          18,909                --                --            18,909
        Surrender charges                    24,911                --                --            24,911
        Other fees, net                       3,626             9,350             1,575            14,551
                                       ------------      ------------      ------------      ------------
        Total fee income                    397,824            86,588            46,937           531,349

        General and administrative
          expenses                          (89,253)          (27,430)          (29,486)         (146,169)

        Amortization of deferred
          acquisition costs                (144,273)          (76,043)               --          (220,316)

        Annual commissions                  (58,278)               --                --           (58,278)

        Guaranteed minimum
          death benefits                    (21,606)               --                --           (21,606)
                                       ------------      ------------      ------------      ------------

        Pretax income (loss)
          before cumulative
          effect of accounting
          change                       $    142,841      $    (38,939)     $     17,661      $    121,563
                                       ============      ============      ============      ============
        Total assets                   $ 26,208,762      $    659,876      $     72,950      $ 26,941,588
                                       ============      ============      ============      ============
        Expenditures for long-
          lived assets                 $         --      $        614      $        608      $      1,222
                                       ============      ============      ============      ============





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



12.     BUSINESS SEGMENTS (Continued)

                                                             Asset            Broker-
                                           Annuity        Management          Dealer
                                         Operations       Operations        Operations           Total
                                       ------------      ------------      ------------      ------------
                                                                 (In thousands)
        YEAR ENDED
        DECEMBER 31, 2000:

        Investment income              $    388,368      $      9,800      $      1,187      $    399,355
        Interest expense                   (260,709)           (3,784)             (360)         (264,853)
                                       ------------      ------------      ------------      ------------
        Net investment income               127,659             6,016               827           134,502
        Net realized investment
          losses                            (15,177)               --                --           (15,177)

        Variable annuity fees               385,436            15,059                --           400,495
        Net retained commissions                 --             3,878            58,324            62,202
        Asset management fees                    --            73,922                --            73,922
        Universal life insurance
          fees, net                          20,258                --                --            20,258
        Surrender charges                    20,963                --                --            20,963
        Other fees, net                       3,832             6,708             2,419            12,959
                                       ------------      ------------      ------------      ------------
        Total fee income                    430,489            99,567            60,743           590,799

        General and administrative
          expenses                         (101,912)          (36,106)          (32,058)         (170,076)

        Amortization of deferred           (125,035)          (32,972)               --          (158,007)
          acquisition costs

        Annual commissions                  (56,473)               --                --           (56,473)

        Guaranteed minimum
          death benefits                     (1,551)               --                --            (1,551)
                                       ------------      ------------      ------------      ------------
        Pretax income before
          cumulative effect of
          accounting change            $    258,000      $     36,505      $     29,512      $    324,017
                                       ============      ============      ============      ============
        Total assets                   $ 26,908,888      $    199,075      $     81,515      $ 27,189,478
                                       ============      ============      ============      ============
        Expenditures for long-
          lived assets                 $         --      $        454      $      1,600      $      2,054
                                       ============      ============      ============      ============





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



12.     BUSINESS SEGMENTS (Continued)

                                                             Asset            Broker-
                                           Annuity        Management          Dealer
                                         Operations       Operations        Operations           Total
                                       ------------      ------------      ------------      ------------
                                                                 (In thousands)
        YEAR ENDED
        DECEMBER 31, 1999:

        Investment income              $    505,962      $      9,072      $        967      $    516,001
        Interest expense                   (354,263)           (3,085)             (389)         (357,737)
                                       ------------      ------------      ------------      ------------
        Net investment income               151,699             5,987               578           158,264
        Net realized investment
          losses                            (19,620)               --                --           (19,620)

        Variable annuity fees               296,112            10,305                --           306,417
        Net retained commissions                 --             2,012            49,027            51,039
        Asset management fees                    --            43,510                --            43,510
        Universal life insurance
          fees, net                          28,932                --                --            28,932
        Surrender charges                    17,137                --                --            17,137
        Other fees, net                       2,139             4,804              (616)            6,327
                                       ------------      ------------      ------------      ------------

        Total fee income                    344,320            60,631            48,411           453,362

        General and administrative
          expenses                          (93,921)          (23,998)          (28,378)         (146,297)

        Amortization of deferred
          acquisition costs                 (94,910)          (21,930)               --          (116,840)

        Annual commissions                  (40,760)               --                --           (40,760)

        Guaranteed minimum
          death benefits                       (386)               --                --              (386)
                                       ------------      ------------      ------------      ------------

        Pretax income before
          cumulative effect of
          accounting change            $    246,422      $     20,690      $     20,611      $    287,723
                                       ============      ============      ============      ============
        Total assets                   $ 26,649,310      $    150,966      $     74,218      $ 26,874,494
                                       ============      ============      ============      ============
        Expenditures for long-
          lived assets                 $         --      $      2,271      $      2,728      $      4,999
                                       ============      ============      ============      ============







13.     SUBSEQUENT EVENT

               The Company has declared a distribution to its Parent, effective January 1, 2002, of 100% of the outstanding capital stock of its consolidated subsidiary, Saamsun Holdings Corporation ("Saamsun"). This distribution was declared subject to the approval of the Arizona Department of Insurance. In the opinion of management, subsequent to such distribution, the Company's capital and surplus will remain more than sufficient in relation to its outstanding liabilities and more than adequate relative to its financial needs, and will exceed its risk-based capital requirements by a considerable margin.

               Saamsun is comprised of the Company's asset management and broker-dealer segments. If approved, such distribution would have a material effect upon the Company's shareholders equity, reducing it by approximately $550 million in 2002. Partnerships would be reduced by approximately $440 million. Pretax income in future periods would be reduced by the earnings of the Company's asset management and broker-dealer operations, which, on a combined basis, total $35.5 million, $74.7 million, and $50.8 million for 2001, 2000, and 1999, respectively.

                            VARIABLE SEPARATE ACCOUNT
    (PORTION RELATING TO THE WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY)

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Separate Account (Portion Relating to the WM DIVERSIFIED STRATEGIES III Variable Annuity)

In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Separate Account (Portion Relating to the WM DIVERSIFIED STRATEGIES III Variable Annuity), a separate account of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) (the "Separate Account"), at December 31, 2001, the results of each of their operations for the period from November 1, 2001 (inception) to December 31, 2001, and the changes in each of their net assets for the period from November 1, 2001 (inception) to December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities owned at December 31, 2001 by correspondence with the custodian, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Los Angeles, California
March 18, 2002

                            VARIABLE SEPARATE ACCOUNT
    (Portion Relating to the WM DIVERSIFIED STRATEGIES III Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001


                                                           Capital      Alliance      Global  MFS Mid-Cap
                                                      Appreciation        Growth    Equities       Growth   Technology     Comstock
                                                         Portfolio     Portfolio   Portfolio    Portfolio    Portfolio    Portfolio
                                                      -----------------------------------------------------------------------------
Assets:
    Investments in Anchor Series Trust,
       at market value                                    $195,057      $      0       $   0      $     0      $     0      $     0
    Investments in SunAmerica Series Trust,
       at market value                                           0       117,536         288       22,043       13,846            0
    Investments in Van Kampen Life Investment Trust,
       at market value                                           0             0           0            0            0       84,993
    Investments in WM Variable Trust,
       at market value                                           0             0           0            0            0            0

Liabilities                                                      0             0           0            0            0            0
                                                      -----------------------------------------------------------------------------

Net Assets                                                $195,057      $117,536       $ 288      $22,043      $13,846      $84,993
                                                      =============================================================================


Accumulation units outstanding                               5,601         3,591          17        1,640        4,013        8,317
                                                      =============================================================================


Contracts with total expenses of 1.55%:
    Net Assets                                            $ 13,427      $    957       $ 267      $   917      $   749      $ 9,407

    Accumulation units outstanding                             386            29          15           68          217          917

    Unit value of accumulation units                      $  34.79      $  32.72      $17.56      $ 13.45      $  3.46      $ 10.26


Contracts with total expenses of 1.70%:
    Net Assets                                            $119,083      $115,900       $  10      $20,429      $13,086      $ 6,784

    Accumulation units outstanding                           3,420         3,541           1        1,520        3,793          663

    Unit value of accumulation units                      $  34.82      $  32.73      $17.58      $ 13.44      $  3.45      $ 10.24


Contracts with total expenses of 1.95%:
    Net Assets                                            $ 62,547      $    679       $  11      $   697      $    11      $68,802

    Accumulation units outstanding                           1,795            21           1           52            3        6,737

    Unit value of accumulation units                      $  34.85      $  32.74      $17.58      $ 13.44      $  3.46      $ 10.21

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
    (Portion Relating to the WM DIVERSIFIED STRATEGIES III Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (Continued)

                                                         Conservative  Conservative
                                               Balanced      Balanced        Growth  Equity Income  Flexible Income  Growth & Income
                                              Portfolio     Portfolio     Portfolio           Fund        Portfolio             Fund
                                             ---------------------------------------------------------------------------------------
Assets:
    Investments in Anchor Series Trust,
       at market value                       $        0      $      0    $        0       $      0         $      0         $      0
    Investments in SunAmerica Series Trust,
       at market value                                0             0             0              0                0                0
    Investments in Van Kampen Life
       Investment Trust, at market value              0             0             0              0                0                0
    Investments in WM Variable Trust,
       at market value                        1,452,687       205,218     1,126,916        364,057          181,709          111,519

Liabilities                                           0             0             0              0                0                0
                                             ---------------------------------------------------------------------------------------

Net Assets                                   $1,452,687      $205,218    $1,126,916       $364,057         $181,709         $111,519
                                             =======================================================================================


Accumulation units outstanding                  192,421        36,925       141,762         57,170           27,848           18,544
                                             =======================================================================================


Contracts with total expenses of 1.55%:
    Net Assets                               $  708,367      $200,667    $  455,858       $256,637         $150,658         $ 27,379

    Accumulation units outstanding               93,859        36,105        57,379         40,294           23,092            4,551

    Unit value of accumulation units         $     7.55      $   5.56    $     7.94       $   6.37         $   6.52         $   6.02


Contracts with total expenses of 1.70%:
    Net Assets                               $  618,653      $     10    $  527,707       $ 23,451         $ 27,544         $     10

    Accumulation units outstanding               81,902             2        66,343          3,684            4,220                2

    Unit value of accumulation units         $     7.55      $   5.57    $     7.95       $   6.37         $   6.53         $   6.03


Contracts with total expenses of 1.95%:
    Net Assets                               $  125,667      $  4,541    $  143,351       $ 83,969         $  3,507         $ 84,130

    Accumulation units outstanding               16,660           818        18,040         13,192              536           13,991

    Unit value of accumulation units         $     7.54      $   5.55    $     7.95       $   6.36         $   6.54         $   6.01

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
    (Portion Relating to the WM DIVERSIFIED STRATEGIES III Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (Continued)

                                                            Growth Fund                 International
                                                   Growth        of the         Income         Growth  Mid Cap Stock   Money Market
                                                     Fund     Northwest           Fund           Fund           Fund           Fund
                                                  ---------------------------------------------------------------------------------
Assets:
    Investments in Anchor Series Trust,
       at market value                            $     0       $     0       $      0          $   0        $     0       $      0
    Investments in SunAmerica Series Trust,
       at market value                                  0             0              0              0              0              0
    Investments in Van Kampen Life
       Investment Trust, at market value                0             0              0              0              0              0
    Investments in WM Variable Trust,
       at market value                             31,455        58,327        361,838             31         36,706        189,232

Liabilities                                             0             0              0              0              0              0
                                                  ---------------------------------------------------------------------------------

Net Assets                                        $31,455       $58,327       $361,838          $  31        $36,706       $189,232
                                                  =================================================================================

Accumulation units outstanding                      4,400         6,624         62,974              6          5,524         32,668
                                                  =================================================================================


Contracts with total expenses of 1.55%:
    Net Assets                                    $24,265       $35,411       $ 94,080          $  10        $30,450       $123,745

    Accumulation units outstanding                  3,394         4,021         16,374              2          4,582         21,359

    Unit value of accumulation units              $  7.15       $  8.81       $   5.75          $4.55        $  6.65       $   5.79


Contracts with total expenses of 1.70%:
    Net Assets                                    $ 6,901       $15,090       $105,082          $  11        $    11       $ 35,506

    Accumulation units outstanding                    965         1,713         18,278              2              2          6,135

    Unit value of accumulation units              $  7.15       $  8.81       $   5.75          $4.55        $  6.66       $   5.79


Contracts with total expenses of 1.95%:
    Net Assets                                    $   289       $ 7,826       $162,676          $  10        $ 6,245       $ 29,981

    Accumulation units outstanding                     41           890         28,322              2            940          5,174

    Unit value of accumulation units              $  7.14       $  8.80       $   5.74          $4.55        $  6.64       $   5.79

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
    (Portion Relating to the WM DIVERSIFIED STRATEGIES III Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2001
                                   (Continued)

                                                Short Term                       Strategic
                                                    Income  Small Cap Stock         Growth   U.S. Government
                                                      Fund             Fund      Portfolio   Securities Fund           TOTAL
                                                ----------------------------------------------------------------------------
Assets:
    Investments in Anchor Series Trust,
       at market value                             $     0          $     0       $      0          $      0      $  195,057
    Investments in SunAmerica Series Trust,
       at market value                                   0                0              0                 0         153,713
    Investments in Van Kampen Life
       Investment Trust, at market value                 0                0              0                 0          84,993
    Investments in WM Variable Trust,
       at market value                              20,028           33,280        318,978           753,700       5,245,681

Liabilities                                              0                0              0                 0               0
                                                   -------------------------------------------------------------------------

Net Assets                                         $20,028          $33,280       $318,978          $753,700      $5,679,444
                                                   =========================================================================

Accumulation units outstanding                       3,385            4,493         36,391           129,528
                                                   =========================================================

Contracts with total expenses of 1.55%:
    Net Assets                                     $14,321          $24,353       $ 81,041          $525,409

    Accumulation units outstanding                   2,421            3,287          9,248            90,321

    Unit value of accumulation units               $  5.92          $  7.41       $   8.76          $   5.82


Contracts with total expenses of 1.70%:
    Net Assets                                     $ 5,035          $ 8,915       $228,086          $208,656

    Accumulation units outstanding                     850            1,204         26,020            35,836

    Unit value of accumulation units               $  5.93          $  7.41       $   8.77          $   5.82


Contracts with total expenses of 1.95%:
    Net Assets                                     $   672          $    12       $  9,851          $ 19,635

    Accumulation units outstanding                     114                2          1,123             3,371

    Unit value of accumulation units               $  5.92          $  7.42       $   8.77          $   5.83

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
    (Portion Relating to the WM DIVERSIFIED STRATEGIES III Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2001


                                                      Market Value           Market
Variable Accounts                           Shares       Per Share            Value           Cost
--------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:
    Capital Appreciation Portfolio           6,590     $     29.60       $  195,057     $  191,874
                                                                         -------------------------
                                                                            195,057        191,874
                                                                         -------------------------
SUNAMERICA SERIES TRUST:
    Alliance Growth Portfolio                5,763           20.40          117,536        116,077
    Global Equities Portfolio                   26           11.19              288            282
    MFS Mid-Cap Growth Portfolio             2,013           10.95           22,043         21,428
    Technology Portfolio                     3,921            3.53           13,846         14,229
                                                                         -------------------------
                                                                            153,713        152,016
                                                                         -------------------------
VAN KAMPEN LIFE INVESTMENT TRUST:
    Comstock Portfolio                       7,462           11.39           84,993         84,847
                                                                         -------------------------
                                                                             84,993         84,847
                                                                         -------------------------
WM VARIABLE TRUST:
    Balanced Portfolio                     104,435           13.91        1,452,687      1,441,792
    Conservative Balanced Portfolio         20,440           10.04          205,218        204,768
    Conservative Growth Portfolio           75,785           14.87        1,126,916      1,120,001
    Equity Income Fund                      28,287           12.87          364,057        360,693
    Flexible Income Portfolio               14,858           12.23          181,709        180,492
    Growth & Income Fund                     6,491           17.18          111,519        111,361
    Growth Fund                              2,328           13.51           31,455         31,317
    Growth Fund of the Northwest             3,493           16.70           58,327         57,888
    Income Fund                             35,096           10.31          361,838        361,259
    International Growth Fund                    3           10.21               31             30
    Mid Cap Stock Fund                       2,796           13.13           36,706         36,009
    Money Market Fund                      189,232            1.00          189,232        189,232
    Short Term Income Fund                   7,704            2.60           20,028         19,989
    Small Cap Stock Fund                     2,930           11.36           33,280         32,084
    Strategic Growth Portfolio              19,391           16.45          318,978        317,161
    U.S. Government Securities Fund         71,441           10.55          753,700        752,011
                                                                         -------------------------
                                                                          5,245,681      5,216,087
                                                                         -------------------------
                                                                         $5,679,444     $5,644,824
                                                                         =========================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
    (Portion Relating to the WM DIVERSIFIED STRATEGIES III Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                                 FOR THE PERIOD
             FROM NOVEMBER 1, 2001 (INCEPTION) TO DECEMBER 31, 2001



                                                          Capital    Alliance       Global   MFS Mid-Cap
                                                     Appreciation      Growth     Equities        Growth   Technology      Comstock
                                                        Portfolio   Portfolio    Portfolio     Portfolio    Portfolio     Portfolio
                                                     ------------------------------------------------------------------------------
Investment income:
    Dividends and capital gains distributions             $     0     $     0    $       0      $      0     $      0      $      0
                                                     ------------------------------------------------------------------------------
        Total investment income                                 0           0            0             0            0             0
                                                     ------------------------------------------------------------------------------

Expenses:
    Mortality risk and expense charges                       (155)       (146)           0           (18)         (14)          (19)
    Distribution expense charge                               (15)        (14)           0            (2)          (1)           (2)
                                                     ------------------------------------------------------------------------------
        Total expenses                                       (170)       (160)           0           (20)         (15)          (21)
                                                     ------------------------------------------------------------------------------

Net investment loss                                          (170)       (160)           0           (20)         (15)          (21)
                                                     ------------------------------------------------------------------------------

Net Realized gains (losses) from securities
   transactions:
    Proceeds from shares sold                               2,143         680            0            19           13            19
    Cost of shares sold                                    (2,092)       (672)           0           (18)         (13)          (19)
                                                     ------------------------------------------------------------------------------

Net realized gains (losses) from
    securities transactions                                    51           8            0             1            0             0
                                                     ------------------------------------------------------------------------------

Net unrealized appreciation (depreciation)
   of investments:
       Beginning of period                                      0           0            0             0            0             0
       End of period                                        3,183       1,459            6           615         (383)          146
                                                     ------------------------------------------------------------------------------

Change in net unrealized appreciation (depreciation)
    of investments                                          3,183       1,459            6           615         (383)          146
                                                     ------------------------------------------------------------------------------

Increase (decrease) in net assets from operations         $ 3,064     $ 1,307    $       6      $    596     $   (398)     $    125
                                                     ==============================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
    (Portion Relating to the WM DIVERSIFIED STRATEGIES III Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                                 FOR THE PERIOD
             FROM NOVEMBER 1, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (Continued)


                                                            Conservative   Conservative                                   Growth &
                                                Balanced        Balanced         Growth   Equity Income  Flexible Income     Income
                                               Portfolio       Portfolio      Portfolio            Fund      Portfolio         Fund
                                               ------------------------------------------------------------------------------------
Investment income:
     Dividends and capital gains
       distributions                           $       0        $      0        $     0        $      0        $     0        $   0
                                               ------------------------------------------------------------------------------------
         Total investment income                       0               0              0               0              0            0
                                               ------------------------------------------------------------------------------------

Expenses:
     Mortality risk and expense charges             (884)           (229)          (396)           (198)          (117)         (13)
     Distribution expense charge                     (89)            (24)           (40)            (21)           (12)          (1)
                                               ------------------------------------------------------------------------------------
         Total expenses                             (973)           (253)          (436)           (219)          (129)         (14)
                                               ------------------------------------------------------------------------------------

Net investment loss                                 (973)           (253)          (436)           (219)          (129)         (14)
                                               ------------------------------------------------------------------------------------

Net  Realized gains (losses) from
     securities transactions:
     Proceeds from shares sold                   139,511          41,498            672          23,233            214           11
     Cost of shares sold                        (138,291)        (41,410)          (665)        (23,164)          (214)         (12)
                                               ------------------------------------------------------------------------------------

Net realized gains (losses) from
     securities transactions                       1,220              88              7              69              0           (1)
                                               ------------------------------------------------------------------------------------

Net  unrealized appreciation
     (depreciation) of investments:
        Beginning of period                            0               0              0               0              0            0
        End of period                             10,895             450          6,915           3,364          1,217          158
                                               ------------------------------------------------------------------------------------

Change in net unrealized appreciation
     (depreciation) of investments                10,895             450          6,915           3,364          1,217          158
                                               ------------------------------------------------------------------------------------

Increase (decrease) in net assets from
     operations                                $  11,142        $    285        $ 6,486        $  3,214        $ 1,088        $ 143
                                               ====================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
    (Portion Relating to the WM DIVERSIFIED STRATEGIES III Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                                 FOR THE PERIOD
             FROM NOVEMBER 1, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (Continued)


                                                          Growth Fund              International
                                                Growth         of the      Income         Growth     Mid Cap Stock     Money Market
                                                  Fund      Northwest        Fund           Fund              Fund             Fund
                                                -----------------------------------------------------------------------------------
Investment income:
     Dividends and capital gains
       distributions                             $   0          $   0       $   0             $0             $   0            $ 112
                                                -----------------------------------------------------------------------------------
         Total investment income                     0              0           0              0                 0              112
                                                -----------------------------------------------------------------------------------

Expenses:
     Mortality risk and expense charges            (11)           (37)       (465)             0               (21)            (106)
     Distribution expense charge                    (1)            (3)        (42)             0                (2)             (11)
                                                -----------------------------------------------------------------------------------
         Total expenses                            (12)           (40)       (507)             0               (23)            (117)
                                                -----------------------------------------------------------------------------------

Net investment loss                                (12)           (40)       (507)             0               (23)              (5)
                                                -----------------------------------------------------------------------------------

Net  Realized gains (losses) from
     securities transactions:
     Proceeds from shares sold                      11             28         391              0                21              386
     Cost of shares sold                           (11)           (29)       (390)             0               (20)            (386)
                                                -----------------------------------------------------------------------------------

Net realized gains (losses) from
     securities transactions                         0             (1)          1              0                 1                0
                                                -----------------------------------------------------------------------------------

Net  unrealized appreciation (depreciation)
     of investments:
        Beginning of period                          0              0           0              0                 0                0
        End of period                              138            439         579              1               697                0
                                                -----------------------------------------------------------------------------------

Change in net unrealized appreciation
   (depreciation) of investments                   138            439         579              1               697                0
                                                -----------------------------------------------------------------------------------

Increase (decrease) in net assets
   from operations                               $ 126          $ 398       $  73             $1             $ 675            $  (5)
                                                ====================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
    (Portion Relating to the WM DIVERSIFIED STRATEGIES III Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                                 FOR THE PERIOD
             FROM NOVEMBER 1, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (Continued)


                                                 Short Term                           Strategic
                                                     Income    Small Cap Stock           Growth     U.S. Government
                                                       Fund               Fund        Portfolio     Securities Fund          TOTAL
                                                 ---------------------------------------------------------------------------------
Investment income:
     Dividends and capital gains distributions         $  0            $     0          $     0            $      0      $     112
                                                 ---------------------------------------------------------------------------------
         Total investment income                          0                  0                0                   0            112
                                                 ---------------------------------------------------------------------------------

Expenses:
     Mortality risk and expense charges                 (10)               (15)            (147)               (749)        (3,750)
     Distribution expense charge                         (1)                (2)             (15)                (78)          (376)
                                                 ---------------------------------------------------------------------------------
         Total expenses                                 (11)               (17)            (162)               (827)        (4,126)
                                                 ---------------------------------------------------------------------------------

Net investment loss                                     (11)               (17)            (162)               (827)        (4,014)
                                                 ---------------------------------------------------------------------------------

Net Realized gains (losses) from securities
     transactions:
     Proceeds from shares sold                            9                 16              138              84,287        293,300
     Cost of shares sold                                 (9)               (16)            (138)            (85,112)      (292,681)
                                                 ---------------------------------------------------------------------------------

Net realized gains (losses) from
     securities transactions                              0                  0                0                (825)           619
                                                 ---------------------------------------------------------------------------------

Net  unrealized appreciation (depreciation)
     of investments:
        Beginning of period                               0                  0                0                   0              0
        End of period                                    39              1,196            1,817               1,689         34,620
                                                 ---------------------------------------------------------------------------------

Change in net unrealized appreciation
     (depreciation) of investments                       39              1,196            1,817               1,689         34,620
                                                 ---------------------------------------------------------------------------------

Increase (decrease) in net assets from
     operations                                        $ 28            $ 1,179          $ 1,655            $     37      $  31,225
                                                 =================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
    (Portion Relating to the WM DIVERSIFIED STRATEGIES III Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                                 FOR THE PERIOD
             FROM NOVEMBER 1, 2001 (INCEPTION) TO DECEMBER 31, 2001


                                                  Capital      Alliance       Global     MFS Mid-Cap
                                             Appreciation        Growth     Equities          Growth       Technology      Comstock
                                                Portfolio     Portfolio    Portfolio       Portfolio        Portfolio     Portfolio
                                             --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment loss                       $    (170)    $    (160)        $  0        $    (20)        $    (15)    $    (21)
      Net realized gains (losses) from
          securities transactions                      51             8            0               1                0            0
      Change in net unrealized appreciation
          (depreciation) of investments             3,183         1,459            6             615             (383)         146
                                             --------------------------------------------------------------------------------------
      Increase (decrease) in net assets from
          operations                                3,064         1,307            6             596             (398)         125
                                             --------------------------------------------------------------------------------------
From capital transactions with total
expenses of 1.55%:
      Net proceeds from units sold                  4,617            10           10              10               10        6,010
      Cost of units redeemed                            0             0            0               0                0            0
      Net transfers                                 8,564           935          252             906              742        3,404
                                             --------------------------------------------------------------------------------------
      Increase in net assets from capital
          transactions                             13,181           945          262             916              752        9,414
                                             --------------------------------------------------------------------------------------
From capital transactions with total
expenses of 1.70%:
      Net proceeds from units sold                113,364       113,362           10          19,860           13,183        6,687
      Cost of units redeemed                            0             0            0               0                0            0
      Net transfers                                 2,902         1,251            0               0              299            0
                                             --------------------------------------------------------------------------------------
      Increase in net assets from capital
          transactions                            116,266       114,613           10          19,860           13,482        6,687
                                             --------------------------------------------------------------------------------------
From capital transactions with total
expenses of 1.95%:
      Net proceeds from units sold                 62,546            10           10              10               10       67,569
      Cost of units redeemed                            0             0            0               0                0            0
      Net transfers                                     0           661            0             661                0        1,198
                                             --------------------------------------------------------------------------------------
      Increase in net assets from capital
          transactions                             62,546           671           10             671               10       68,767
                                             --------------------------------------------------------------------------------------

Total increase in net assets from capital
      transactions                                191,993       116,229          282          21,447           14,244       84,868
                                             --------------------------------------------------------------------------------------
Increase in net assets                            195,057       117,536          288          22,043           13,846       84,993
Net assets at beginning of period                       0             0            0               0                0            0
                                             --------------------------------------------------------------------------------------
Net assets at end of period                     $ 195,057     $ 117,536         $288        $ 22,043         $ 13,846     $ 84,993
                                             =====================================================================================
ANALYSIS OF INCREASE (DECREASE) IN UNITS
OUTSTANDING:
Contracts with total expenses of 1.55%:
      Units sold                                      139             1            1               1                3          585
      Units redeemed                                    0             0            0               0                0            0
      Units transferred                               247            28           14              67              214          332
                                             --------------------------------------------------------------------------------------
Increase in units outstanding                         386            29           15              68              217          917
Beginning units                                         0             0            0               0                0            0
                                             --------------------------------------------------------------------------------------
Ending units                                          386            29           15              68              217          917
                                             =====================================================================================
Contracts with total expenses of 1.70%:
      Units sold                                    3,335         3,502            1           1,520            3,708          663
      Units redeemed                                    0             0            0               0                0            0
      Units transferred                                85            39            0               0               85            0
                                             --------------------------------------------------------------------------------------
Increase in units outstanding                       3,420         3,541            1           1,520            3,793          663
Beginning units                                         0             0            0               0                0            0
                                             --------------------------------------------------------------------------------------
Ending units                                        3,420         3,541            1           1,520            3,793          663
                                             =====================================================================================
Contracts with total expenses of 1.95%:
      Units sold                                    1,795             1            1               1                3        6,617
      Units redeemed                                    0             0            0               0                0            0
      Units transferred                                 0            20            0              51                0          120
                                             --------------------------------------------------------------------------------------
Increase in units outstanding                       1,795            21            1              52                3        6,737
Beginning units                                         0             0            0               0                0            0
                                             --------------------------------------------------------------------------------------
Ending units                                        1,795            21            1              52                3        6,737
                                             =====================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
    (Portion Relating to the WM DIVERSIFIED STRATEGIES III Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                                 FOR THE PERIOD
             FROM NOVEMBER 1, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (Continued)

                                                              Conservative   Conservative      Equity      Flexible      Growth &
                                                   Balanced       Balanced         Growth      Income        Income        Income
                                                  Portfolio      Portfolio      Portfolio        Fund     Portfolio          Fund
                                                ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment loss                       $      (973)     $    (253)   $      (436)  $    (219)    $    (129)    $     (14)
      Net realized gains (losses) from
          securities transactions                     1,220             88              7          69             0            (1)
      Change in net unrealized appreciation
          (depreciation) of investments              10,895            450          6,915       3,364         1,217           158
                                                ---------------------------------------------------------------------------------
      Increase (decrease) in net assets from
          operations                                 11,142            285          6,486       3,214         1,088           143
                                                ---------------------------------------------------------------------------------
From capital transactions with total
expenses of 1.55%:
      Net proceeds from units sold                  493,708        228,776        383,128     240,431        97,568         1,807
      Cost of units redeemed                              0              0           (454)          0          (240)            0
      Net transfers                                 208,794        (28,376)        67,136      13,353        52,465        25,559
                                                ---------------------------------------------------------------------------------
      Increase in net assets from capital
          transactions                              702,502        200,400        449,810     253,784       149,793        27,366
                                                ---------------------------------------------------------------------------------
From capital transactions with total
expenses of 1.70%:
      Net proceeds from units sold                  300,010             10        463,764      18,003        23,543            10
      Cost of units redeemed                              0              0              0           0             0             0
      Net transfers                                 313,432              0         64,807       5,306         3,778             0
                                                ---------------------------------------------------------------------------------
      Increase in net assets from capital
          transactions                              613,442             10        528,571      23,309        27,321            10
                                                ---------------------------------------------------------------------------------
From capital transactions with total
expenses of 1.95%:
      Net proceeds from units sold                  100,627          4,167         59,059      82,312            10        82,312
      Cost of units redeemed                           (584)             0              0           0             0             0
      Net transfers                                  25,558            356         82,990       1,438         3,497         1,688
                                                ---------------------------------------------------------------------------------
      Increase in net assets from capital
          transactions                              125,601          4,523        142,049      83,750         3,507        84,000
                                                ---------------------------------------------------------------------------------

Total increase in net assets from capital
          transactions                            1,441,545        204,933      1,120,430     360,843       180,621       111,376
                                                ---------------------------------------------------------------------------------

Increase in net assets                            1,452,687        205,218      1,126,916     364,057       181,709       111,519
Net assets at beginning of period                         0              0              0           0             0             0
                                                ---------------------------------------------------------------------------------
Net assets at end of period                     $ 1,452,687      $ 205,218    $ 1,126,916   $ 364,057     $ 181,709     $ 111,519
                                                =================================================================================

ANALYSIS OF INCREASE (DECREASE) IN UNITS
OUTSTANDING:
Contracts with total expenses of 1.55%:
      Units sold                                     66,009         41,197         48,921      38,199        15,050           303
      Units redeemed                                      0              0            (57)          0           (37)            0
      Units transferred                              27,850         (5,092)         8,515       2,095         8,079         4,248
                                                ---------------------------------------------------------------------------------
Increase in units outstanding                        93,859         36,105         57,379      40,294        23,092         4,551
Beginning units                                           0              0              0           0             0             0
                                                ---------------------------------------------------------------------------------
Ending units                                         93,859         36,105         57,379      40,294        23,092         4,551
                                                =================================================================================
Contracts with total expenses of 1.70%:
      Units sold                                     39,833              2         58,149       2,850         3,638             2
      Units redeemed                                      0              0              0           0             0             0
      Units transferred                              42,069              0          8,194         834           582             0
                                                ---------------------------------------------------------------------------------
Increase in units outstanding                        81,902              2         66,343       3,684         4,220             2
Beginning units                                           0              0              0           0             0             0
                                                ---------------------------------------------------------------------------------
Ending units                                         81,902              2         66,343       3,684         4,220             2
                                                =================================================================================
Contracts with total expenses of 1.95%:
      Units sold                                     13,338            753          7,504      12,963             2        13,708
      Units redeemed                                    (77)             0              0           0             0             0
      Units transferred                               3,399             65         10,536         229           534           283
                                                ---------------------------------------------------------------------------------
Increase in units outstanding                        16,660            818         18,040      13,192           536        13,991
Beginning units                                           0              0              0           0             0             0
                                                ---------------------------------------------------------------------------------
Ending units                                         16,660            818         18,040      13,192           536        13,991
                                                =================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
    (Portion Relating to the WM DIVERSIFIED STRATEGIES III Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                                 FOR THE PERIOD
             FROM NOVEMBER 1, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (Continued)

                                                          Growth Fund                 International
                                                  Growth       of the        Income          Growth  Mid Cap Stock    Money Market
                                                    Fund    Northwest          Fund            Fund           Fund            Fund
                                                ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment loss                       $    (12)    $    (40)    $    (507)        $ 0           $    (23)     $      (5)
      Net realized gains (losses) from
          securities transactions                      0           (1)            1           0                  1              0
      Change in net unrealized appreciation
          (depreciation) of investments              138          439           579           1                697              0
                                                ----------------------------------------------------------------------------------
      Increase (decrease) in net assets from
          operations                                 126          398            73           1                675             (5)
                                                ----------------------------------------------------------------------------------
From capital transactions with total
expenses of 1.55% :
      Net proceeds from units sold                   780       25,662        48,933          10             29,657         24,920
      Cost of units redeemed                           0            0             0           0                  0              0
      Net transfers                               23,458        9,873        44,946           0                491         98,829
                                                ----------------------------------------------------------------------------------
      Increase in net assets from capital
          transactions                            24,238       35,535        93,879          10             30,148        123,749
                                                ----------------------------------------------------------------------------------
From capital transactions with total
expenses of 1.70% :
      Net proceeds from units sold                 6,507       13,003       100,010          10                 10             11
      Cost of units redeemed                           0            0             0           0                  0              0
      Net transfers                                  300        1,757         5,681           0                  0         35,499
                                                ----------------------------------------------------------------------------------
      Increase in net assets from capital
          transactions                             6,807       14,760       105,691          10                 10         35,510
                                                ----------------------------------------------------------------------------------
From capital transactions with total
expenses of 1.95% :
      Net proceeds from units sold                    10        5,032       160,267          10              5,032             10
      Cost of units redeemed                           0            0             0           0                  0              0
      Net transfers                                  274        2,602         1,928           0                841         29,968
                                                ----------------------------------------------------------------------------------
      Increase in net assets from capital
          transactions                               284        7,634       162,195          10              5,873         29,978
                                                ----------------------------------------------------------------------------------

Total increase in net assets from capital
          transactions                            31,329       57,929       361,765          30             36,031        189,237
                                                ----------------------------------------------------------------------------------

Increase in net assets                            31,455       58,327       361,838          31             36,706        189,232
Net assets at beginning of period                      0            0             0           0                  0              0
                                                ----------------------------------------------------------------------------------
Net assets at end of period                     $ 31,455     $ 58,327     $ 361,838         $31           $ 36,706      $ 189,232
                                                ==================================================================================

ANALYSIS OF INCREASE (DECREASE) IN UNITS
OUTSTANDING:
Contracts with total expenses of 1.55% :
      Units sold                                     111        2,910         8,509           2              4,508          4,301
      Units redeemed                                   0            0             0           0                  0              0
      Units transferred                            3,283        1,111         7,865           0                 74         17,058
                                                ----------------------------------------------------------------------------------
Increase in units outstanding                      3,394        4,021        16,374           2              4,582         21,359
Beginning units                                        0            0             0           0                  0              0
                                                ----------------------------------------------------------------------------------
Ending units                                       3,394        4,021        16,374           2              4,582         21,359
                                                ==================================================================================
Contracts with total expenses of 1.70% :
      Units sold                                     924        1,514        17,288           2                  2              2
      Units redeemed                                   0            0             0           0                  0              0
      Units transferred                               41          199           990           0                  0          6,133
                                                ----------------------------------------------------------------------------------
Increase in units outstanding                        965        1,713        18,278           2                  2          6,135
Beginning units                                        0            0             0           0                  0              0
                                                ----------------------------------------------------------------------------------
Ending units                                         965        1,713        18,278           2                  2          6,135
                                                ==================================================================================
Contracts with total expenses of 1.95% :
      Units sold                                       1          595        27,985           2                808              2
      Units redeemed                                   0            0             0           0                  0              0
      Units transferred                               40          295           337           0                132          5,172
                                                ----------------------------------------------------------------------------------
Increase in units outstanding                         41          890        28,322           2                940          5,174
Beginning units                                        0            0             0           0                  0              0
                                                ----------------------------------------------------------------------------------
Ending units                                          41          890        28,322           2                940          5,174
                                                ==================================================================================


                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
    (Portion Relating to the WM DIVERSIFIED STRATEGIES III Variable Annuity)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                                 FOR THE PERIOD
             FROM NOVEMBER 1, 2001 (INCEPTION) TO DECEMBER 31, 2001
                                   (Continued)

                                                  Short Term                      Strategic
                                                      Income   Small Cap Stock        Growth     U.S. Government
                                                        Fund              Fund     Portfolio     Securities Fund           TOTAL
                                                  ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment loss                           $    (11)         $    (17)    $    (162)          $    (827)    $    (4,014)
      Net realized gains (losses) from
          securities transactions                          0                 0             0                (825)            619
      Change in net unrealized appreciation
          (depreciation) of investments                   39             1,196         1,817               1,689          34,620
                                                  ------------------------------------------------------------------------------
      Increase (decrease) in net assets from
          operations                                      28             1,179         1,655                  37          31,225
                                                  ------------------------------------------------------------------------------
From capital transactions with total
expenses of 1.55% :
      Net proceeds from units sold                     9,406             4,510        76,857             442,506       2,119,326
      Cost of units redeemed                               0                 0             0              (1,722)         (2,416)
      Net transfers                                    4,907            19,395         3,000              84,686         643,319
                                                  ------------------------------------------------------------------------------
      Increase in net assets from capital
          transactions                                14,313            23,905        79,857             525,470       2,760,229
                                                  ------------------------------------------------------------------------------
From capital transactions with total
expenses of 1.70% :
      Net proceeds from units sold                        10             6,507       127,114             100,010       1,424,998
      Cost of units redeemed                               0                 0             0                   0               0
      Net transfers                                    5,006             1,679       100,500             108,634         650,831
                                                  ------------------------------------------------------------------------------
      Increase in net assets from capital
          transactions                                 5,016             8,186       227,614             208,644       2,075,829
                                                  ------------------------------------------------------------------------------
From capital transactions with total
expenses of 1.95% :
      Net proceeds from units sold                        10                10         9,852              17,264         656,139
      Cost of units redeemed                               0                 0             0                   0            (584)
      Net transfers                                      661                 0             0               2,285         156,606
                                                  ------------------------------------------------------------------------------
      Increase in net assets from capital
          transactions                                   671                10         9,852              19,549         812,161
                                                  ------------------------------------------------------------------------------

Total increase in net assets from capital
          transactions                                20,000            32,101       317,323             753,663       5,648,219
                                                  ------------------------------------------------------------------------------

Increase in net assets                                20,028            33,280       318,978             753,700       5,679,444
Net assets at beginning of period                          0                 0             0                   0               0
                                                  ------------------------------------------------------------------------------
Net assets at end of period                         $ 20,028          $ 33,280     $ 318,978           $ 753,700     $ 5,679,444
                                                  ==============================================================================

ANALYSIS OF INCREASE (DECREASE) IN UNITS
OUTSTANDING:
Contracts with total expenses of 1.55% :
      Units sold                                       1,589               668         8,901              75,979
      Units redeemed                                       0                 0             0                (299)
      Units transferred                                  832             2,619           347              14,641
                                                  --------------------------------------------------------------
Increase in units outstanding                          2,421             3,287         9,248              90,321
Beginning units                                            0                 0             0                   0
                                                  --------------------------------------------------------------
Ending units                                           2,421             3,287         9,248              90,321
                                                  ==============================================================
Contracts with total expenses of 1.70% :
      Units sold                                           2               977        14,555              17,105
      Units redeemed                                       0                 0             0                   0
      Units transferred                                  848               227        11,465              18,731
                                                  --------------------------------------------------------------
Increase in units outstanding                            850             1,204        26,020              35,836
Beginning units                                            0                 0             0                   0
                                                  --------------------------------------------------------------
Ending units                                             850             1,204        26,020              35,836
                                                  ==============================================================
Contracts with total expenses of 1.95% :
      Units sold                                           2                 2         1,123               2,977
      Units redeemed                                       0                 0             0                   0
      Units transferred                                  112                 0             0                 394
                                                  --------------------------------------------------------------
Increase in units outstanding                            114                 2         1,123               3,371
Beginning units                                            0                 0             0                   0
                                                  --------------------------------------------------------------
Ending units                                             114                 2         1,123               3,371
                                                  ==============================================================


                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
    (PORTION RELATING TO THE WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



1.         ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

           Variable Separate Account (Portion Relating to the WM DIVERSIFIED STRATEGIES III Variable Annuity) of AIG SunAmerica Life Assurance Company (DBA Anchor National Life Insurance Company) (the "Separate Account") is a segregated investment account of AIG SunAmerica Life Assurance Company (the "Company") with an inception date of November 1, 2001. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. However the Company is continuing to do business as Anchor National Life Insurance Company. It is currently anticipated that the Company will seek regulatory approval to change its name in each state in which it does business to AIG SunAmerica Life Assurance Company effective sometime in the first quarter of 2003. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

           The Separate Account contracts are sold through the Company's wholly-owned or affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is WM Funds Distributor. No underwriting fees are paid in connection with the distribution of the contracts.

           The Separate Account is composed of twenty-two variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of (1) the currently available investment portfolio of Anchor Series Trust ("Anchor Trust"), (2) one of the four currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"), (3) the currently available investment portfolio of the Van Kampen Life Investment Trust ("Van Kampen Trust") or (4) one of the sixteen currently available investment portfolios of the WM Variable Trust (the "WM Trust"). The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust and the WM Trust (the "Trusts") are all diversified, open-end investment companies, which retain investment advisers to assist in the investment activities of the Trusts. The participant may elect to have payments allocated to any of four guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participant to the twenty-two Variable Accounts and do not include balances allocated to the General Account.

           The inception dates of the twenty-two individual funds in the Variable Separate Account are the following: October 15, 2001 for Van Kampen LIT Comstock Portfolio; July 9, 2001 for the Balanced, Conservative Balanced, Conservative Growth, Flexible Income and Strategic Growth Portfolios, and the Equity Income, Growth & Income, Growth, Growth Fund of the

                            VARIABLE SEPARATE ACCOUNT
    (PORTION RELATING TO THE WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



1.         ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
           (continued)

           Northwest, Income, International Growth, Mid Cap Stock, Money Market, Short Term Income, Small Cap Stock, and U.S. Government Securities Funds; July 5, 2000 for the Technology Portfolio; April 1, 1999 for the MFS Mid-Cap Growth Portfolio; February 12, 1993 for the Capital Appreciation Portfolio; February 9, 1993 for the Alliance Growth and Global Equities Portfolios.

           The investment objectives and policies of the portfolio of the Anchor Trust are summarized below:

           The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock picking approach.

           The Anchor Trust has portfolios in addition to the one identified above; however, none of these other portfolios are currently available for investment under the Separate Account.

           The investment objectives and policies of the four portfolios of the SunAmerica Trust are summarized below:

           The ALLIANCE GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

           The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers that demonstrate the potential for appreciation and engage in transactions in foreign currencies.

           The MFS MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of medium-sized companies that its Subadviser believes have above-average growth potential.

           The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in equity securities that demonstrate the potential for capital appreciation, issued by companies the Subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

                            VARIABLE SEPARATE ACCOUNT
    (PORTION RELATING TO THE WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



1.         ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
           (continued)

           The SunAmerica Trust has portfolios in addition to those identified above; however, none of these other portfolios are currently available for investment under the Separate Account.

           The investment objectives and policies of the portfolio of the Van Kampen Trust are summarized below:

           The VAN KAMPEN LIT COMSTOCK PORTFOLIO, seeks capital growth and income. This portfolio invests primarily in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

           The Van Kampen Trust has portfolios in addition to those identified above; however, none of these other portfolios are currently available for investment under the Separate Account.

           Each of the available portfolios of the WM Trust invests in mutual funds advised by WM Advisors. The investment objectives and policies of the five portfolios and eleven funds of the WM Trust are summarized below:

           The BALANCED PORTFOLIO seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. This portfolio invests between 30% and 70% of its funds in a mix of equity and fixed-income funds.

           The CONSERVATIVE BALANCED PORTFOLIO seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. This portfolio invests between 40% and 80% of its net assets in a combination of fixed-income funds and the Money Market Fund, and between 20% and 60% in equity funds.

           The CONSERVATIVE GROWTH PORTFOLIO seeks long-term capital appreciation. This portfolio generally invests at least 60% of its net assets in equity funds.

           The FLEXIBLE INCOME PORTFOLIO seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). This portfolio generally invests no more than 30% of its net assets in equity funds.

           The STRATEGIC GROWTH PORTFOLIO seeks to provide long-term capital appreciation. This portfolio generally invests at least 75% of its net assets in equity funds.

                            VARIABLE SEPARATE ACCOUNT
    (PORTION RELATING TO THE WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



1.         ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
           (continued)

           The EQUITY INCOME FUND seeks to provide a relatively high level of current income while achieving long-term growth of income and capital. This fund invests primarily in dividend-paying common and preferred stocks.

           The GROWTH AND INCOME FUND seeks to provide long-term capital growth. This fund invests primarily in common stocks that are believed to be currently undervalued but whose issuers are thought to have the potential to increase earnings over time.

           The GROWTH FUND OF THE NORTHWEST seeks long-term growth of capital. The fund invests primarily in common stocks of companies located or doing business in Alaska, Idaho, Montana, Oregon and Washington.

           The GROWTH FUND seeks long-term capital appreciation. This fund invests primarily in common stocks, including foreign investments, that in the opinion of the sub-advisor offer potential for growth.

           The MID CAP STOCK FUND seeks to provide long-term capital appreciation. This fund invests at least 65% of its assets in common stocks of companies having market capitalizations in the range of companies included in the S&P MidCap 400 Index at the time of purchase.

           The SMALL CAP STOCK FUND seeks long-term capital appreciation. This fund invests primarily in equity securities, including foreign investments, of companies with market capitalizations of less than $1.4 billion.

           The INTERNATIONAL GROWTH FUND seeks to provide long-term capital appreciation. This fund invests primarily in equity securities of foreign issuers, including issuers located in developing or emerging market countries.

           The SHORT-TERM INCOME FUND seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The fund invests in high quality, short-term bonds and other fixed-income securities which are rated in the top four categories by a nationally recognized statistical rating organization.

           The U.S. GOVERNMENT SECURITIES FUND seeks a high level of current income, consistent with safety and liquidity. This fund invests primarily in U.S. Government securities, including collateralized mortgage obligations and other mortgage-backed securities.

                            VARIABLE SEPARATE ACCOUNT
    (PORTION RELATING TO THE WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



1.         ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
           (continued)

           The INCOME FUND seeks a high level of current income, consistent with preservation of capital. This fund invests primarily in a diversified pool of fixed-income securities, including corporate, U.S. Government and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be invested in lower-rated securities.

           The MONEY MARKET FUND seeks to maximize current income while preserving capital and maintaining liquidity. This fund invests in high-quality money market instruments.

           The WM Trust has portfolios in addition to those identified above; however, none of these other portfolios are currently available for investment under the Separate Account.

           Purchases and sales of shares of the portfolios of the Trusts are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis.

           Accumulation unit values are computed daily based on the total net assets of the Variable Accounts.

           The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

2.         CHARGES AND DEDUCTIONS

           Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

           WITHDRAWAL CHARGE: The contract value may be withdrawn at any time during the accumulation period, but there may be a surrender charge. There is a free withdrawal amount for each contract year. For the first contract year, the free withdrawal amount is the greater of earnings held in the contract or 10% of the purchase payments less any withdrawals made during the year. For subsequent contract years, the free withdrawal amount is the greater of

                            VARIABLE SEPARATE ACCOUNT
    (PORTION RELATING TO THE WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



 2.        CHARGES AND DEDUCTIONS (continued)

           earnings held in the contract and any investments no longer subject to a withdrawal charge, or 10% of the purchase payments that have been invested for at least one year, and not withdrawn, less any withdrawals made during the year. Should a withdrawal exceed the free withdrawal amount, a withdrawal charge, in certain circumstances, is imposed and paid to the Company.

           Withdrawal charges vary in amount depending upon the number of years since the purchase payment being withdrawn was made. The withdrawal charge is deducted from the remaining contract value so that the actual reduction in contract value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. For purposes of determining the withdrawal charge, withdrawals will be allocated first to investment income, if any, (which may generally be withdrawn free of a withdrawal charge), and then to purchase payments on a first-in, first-out basis so that all withdrawals are allocated to purchase payments to which the lowest (if any) withdrawal charge applies.

           Any amount withdrawn which exceeds a free withdrawal may be subject to a withdrawal charge in accordance with the withdrawal charge table shown below:

                       Years Since Purchase    Applicable Withdrawal
                             Payment               Charge Percentage
                       ---------------------------------------------
                       First                                      7%
                       Second                                     6%
                       Third                                      6%
                       Fourth and beyond                          0%

           CONTRACT MAINTENANCE FEE: An annual contract maintenance fee of $35 ($30 in North Dakota) is charged against each contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to a contract. The contract maintenance fee will be assessed on each anniversary during the accumulation phase and is recorded as a redemption in the accompanying statement of changes in net assets. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender, and deducted from that withdrawal.

           TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer of funds in excess of fifteen transactions within a contract year.

                            VARIABLE SEPARATE ACCOUNT
    (PORTION RELATING TO THE WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



 2.        CHARGES AND DEDUCTIONS (continued)

           INCOME PROTECTOR BENEFIT: The income protector benefit if elected offers a guaranteed minimum retirement income once the payout phase is reached. There is an annual charge of 0.10% of the calculated Income Benefit Base for this benefit.

           PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon the payment of the death benefit.

           MORTALITY AND EXPENSE RISK CHARGES: The Company deducts mortality and expense risk charges, which total to an annual rate of 1.40% of the net asset value of each portfolio, computed on a daily basis. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

           The Estate Rewards death benefit if elected offers the choice between two additional death benefit calculations that may increase the total payout upon death of the contract owner. Choice of this benefit results in a 0.15% increase in the Mortality and Expense Risk Charge, and therefore in slightly reduced accumulation unit values.

           The Earnings Advantage benefit may be elected only if the Estate Rewards death benefit is also elected, and may further increase the death benefit amount. Choice of this benefit plus the optional Estate Rewards death benefit results in a 0.40% increase in the Mortality and Expense Risk Charge.

           DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. In the event that this charge is not sufficient to cover the costs of distributing the contract, the Company will bear the loss.

                            VARIABLE SEPARATE ACCOUNT
    (PORTION RELATING TO THE WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS



2.         CHARGES AND DEDUCTIONS (continued)

           SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

3.         INVESTMENT IN THE TRUSTS

           The aggregate cost of the shares acquired and the aggregate proceeds from shares sold during the period ended December 31, 2001 consist of the following:

                                             Cost of Shares   Proceeds from
           Variable Accounts                       Acquired     Shares Sold
           ---------------------------       ------------------------------
           ANCHOR TRUST:
           Capital Appreciation Portfolio          $193,966          $2,143

           SUNAMERICA TRUST:
           Alliance Growth Portfolio               $116,749          $  680
           Global Equities Portfolio                    282               0
           MFS Mid-Cap Growth Portfolio              21,446              19
           Technology Portfolio                      14,242              13

           VAN KAMPEN TRUST:
           Comstock Portfolio                      $ 84,866          $   19

                            VARIABLE SEPARATE ACCOUNT
    (PORTION RELATING TO THE WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS




3.         INVESTMENT IN THE TRUSTS (continued)

                                                  Cost of Shares       Proceeds from
           Variable Accounts                            Acquired         Shares Sold
           ---------------------------            ----------------------------------
           WM TRUST:
           Balanced Portfolio                         $1,580,083            $139,511
           Conservative Balanced Portfolio               246,178              41,498
           Conservative Growth Portfolio               1,120,666                 672
           Equity Income Fund                            383,857              23,233
           Flexible Income Portfolio                     180,706                 214
           Growth & Income Fund                          111,373                  11
           Growth Fund                                    31,328                  11
           Growth Fund of the Northwest                   57,917                  28
           Income Fund                                   361,649                 391
           International Growth Fund                          30                   0
           Mid Cap Stock Fund                             36,029                  21
           Money Market Fund                             189,618                 386
           Short Term Income Fund                         19,998                   9
           Small Cap Stock Fund                           32,100                  16
           Strategic Growth Portfolio                    317,299                 138
           U.S. Government Securities Fund               837,123              84,287


4.         FEDERAL INCOME TAXES

           The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

5.         SUBSEQUENT EVENT

           Effective March 1, 2002, the name of the Growth Fund of the Northwest was changed to WM West Coast Equity Fund.

                            VARIABLE SEPARATE ACCOUNT
    (PORTION RELATING TO THE WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.     UNIT VALUES

       A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and net investment income ratios for the period ended December 31, 2001, follows:


                                                                           Ratio of          Ratio of
                                             Net Assets                   expenses to       investment        Total
                               -------------------------------------  average net assets    income to        Return
                                    Unit Value                              Lowest           average        Lowest to
        Units                  Lowest to Highest($)  Total Value ($)    to Highest(1)     net assets(3)    Highest(4)
        -----                  --------------------  ---------------  ------------------  -------------  --------------
Capital Appreciation Portfolio
             5,601                    34.79 to 34.85         195,057     1.55% to 1.95%       0.00%      8.41% to 8.59%

Alliance Growth Portfolio
             3,591                    32.72 to 32.74         117,536     1.55% to 1.95%       0.00%      6.35% to 6.42%

Global Equities Portfolio
                17                    17.56 to 17.58             288     1.55% to 1.95%       0.00%      5.51% to 5.60%

MFS Mid-Cap Growth Portfolio
             1,640                    13.44 to 13.45          22,043     1.55% to 1.95%       0.00%    11.76% to 11.90%

Technology Portfolio
             4,013                      3.45 to 3.46          13,846     1.55% to 1.95%       0.00%      7.06% to 7.30%

Comstock Portfolio
             8,317                    10.21 to 10.26          84,993     1.55% to 1.95%       0.00%      2.21% to 2.71%

Balanced Portfolio
           192,421                      7.54 to 7.55       1,452,687     1.55% to 1.95%       0.00%      2.66% to 2.81%

Conservative Balanced Portfolio
            36,925                      5.55 to 5.57         205,218     1.55% to 1.95%       0.00%      1.19% to 1.39%

Conservative Growth Portfolio
           141,762                      7.94 to 7.95       1,126,916     1.55% to 1.95%       0.00%      3.93% to 4.05%

Equity Income Fund
            57,170                      6.36 to 6.37         364,057     1.55% to 1.95%       0.00%      2.71% to 2.77%

Flexible Income Portfolio
            27,848                      6.52 to 6.54         181,709     1.55% to 1.95%       0.00%      0.11% to 0.33%

                            VARIABLE SEPARATE ACCOUNT
    (PORTION RELATING TO THE WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


6.     UNIT VALUES (Continued)

                                                                           Ratio of          Ratio of
                                             Net Assets                   expenses to       investment        Total
                               -------------------------------------  average net assets    income to        Return
                                    Unit Value                              Lowest           average        Lowest to
        Units                  Lowest to Highest($)  Total Value ($)    to Highest(1)     net assets(3)    Highest(4)
        -----                  --------------------  ---------------  ------------------  -------------  --------------
Growth & Income Fund

            18,544                      6.01 to 6.03         111,519     1.55% to 1.95%       0.00%      2.81% to 3.09%

Growth Fund

             4,400                      7.14 to 7.15          31,455     1.55% to 1.95%       0.00%      5.08% to 5.28%

Growth Fund of the Northwest

             6,624                      8.80 to 8.81          58,327     1.55% to 1.95%       0.00%      6.62% to 6.76%

Income Fund

            62,974                      5.74 to 5.75         361,838     1.55% to 1.95%       0.00%    -1.23% to -1.14%

International Growth Fund

                 6                              4.55              31     1.55% to 1.95%       0.00%               4.09%

Mid Cap Stock Fund

             5,524                      6.64 to 6.66          36,706     1.55% to 1.95%       0.00%      7.38% to 7.68%

Money Market Fund

            32,668                              5.79         189,232     1.55% to 1.95%       0.10%   -0.43% to 0.35%(2)

Short Term Income Fund

             3,385                      5.92 to 5.93          20,028     1.55% to 1.95%       0.00%     -0.09% to 0.06%

Small Cap Stock Fund

             4,493                      7.41 to 7.42          33,280     1.55% to 1.95%       0.00%    21.29% to 21.58%

Strategic Growth Portfolio

            36,391                      8.76 to 8.77         318,978     1.55% to 1.95%       0.00%      5.18% to 5.32%

U.S. Government Securities Fund

           129,528                      5.82 to 5.83         753,700     1.55% to 1.95%       0.00%    -2.11% to -1.97%

(1) Represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values and exclude the expenses of the underlying funds and charges made directly to contract holder accounts through the redemption of units. Ratios are annualized for periods less than one year. VARIABLE SEPARATE ACCOUNT

                            VARIABLE SEPARATE ACCOUNT
    (PORTION RELATING TO THE WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY)
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


6.     UNIT VALUES (Continued)

(2) Represents the annualized effective yield for the 7 day period ended December 31, 2001.

(3) Represents the dividends, excluding distributions of capital gains, received by the individual variable accounts from the underlying funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying funds in which the variable accounts invest. Ratios are annualized for periods less than one year.

(4) Represents the total return for the period indicated, including changes in the underlying funds, and reflects deductions for all items included in the expense ratio. Total return does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date of a particular investment option in the variable account through the end of the reporting period.

                           PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a)    Financial Statements

       The following financial statements to this Registration Statement are included in this Registration Statement:


               Audited Consolidated Financial Statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2001 and 2000 and for the years ended December 31, 2001, 2000 and 1999.



               Audited Financial Statements of Variable Separate Account (Portion relating to the WM Diversified Strategies III Variable Annuity) at December 31, 2001 and for the period from November 1, 2001 (inception) to December 31, 2001.



(b)    Exhibits
----------------
(1)  Resolution Establishing Separate Account....          ***
(2)  Form of Custody Agreements..................          ***
(3)  (a) Form of Distribution Contract...........          +++
     (b) Form of Selling Agreement...............          +++
(4)  Variable Annuity Contract
     (a) Group Annuity Certificate...............          ++++
     (b) Individual Annuity Contract.............          ++++
(5)  Application for Contract
     (a) Participant Enrollment Form.............          ++++
     (b) Annuity Application.....................          ++++
(6)  Depositor - Corporate Documents
     (a) Certificate of Incorporation............          *
     (b) By-Laws.................................          *
(7)  Reinsurance Contract........................          **
(8)  Form of Fund Participation Agreement
     (a) Anchor Series Trust Fund Participation
         Agreement...............................          ***
     (b) SunAmerica Series Trust Fund
         Participation Agreement.................          ***
     (c) WM Variable Trust Fund Participation
         Agreement...............................          +
     (d) Van Kampen Life Investment Trust
         Fund Participation Agreement............          ++++
(9)  Opinion of Counsel..........................          *
     Consent of Counsel..........................          **
(10) Consent of Independent Accountants..........          *
(11) Financial Statements Omitted from Item 23...          **
(12) Initial Capitalization Agreement............          **
(13) Performance Computations....................          ++++
(14) Diagram and Listing of All Persons Directly
     or Indirectly Controlled By or Under Common
     Owner Control with Anchor National Life
     Insurance Company, the Depositor of
     Registrant..................................          *
(15) Powers of Attorney..........................          ++



-------------
*     Filed Herewith
**    Not Applicable
*** Filed April 18, 1997, as part of the Initial Registration Statement of File Nos: 333-25473 and 811-3859.
**** Filed March 20, 1998 as part of Post-Effective Amendment Numbers 2 and 3 to File Nos: 333-25473 and 811-3859.
***** Filed April 1, 1999, as part of Post-Effective Amendment Numbers 7 and 8 to File Nos: 333-25473 and 811-3859.
+ Filed April 3, 2001 as part of the initial Registration Statement of File Nos.: 333 58234 and 811-3859.
++ Filed July 27, 2001 as part of the Initial Registration Statement of File Nos. 333-66114 and 811-3859.
+++ Filed July 2, 2001 as part of Pre-Effective Amendment Numbers 1 and 2 to file Nos.: 333-58314 and 811-3859.
++++  Filed September 28, 2001, as part of the Pre-Effective Amendment 1 and
      1 to this Registration Statement.


Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

        The officers and directors of Anchor National Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


Name                                Position
Jay S. Wintrob               Director, President and Chief Executive Officer
James R. Belardi             Director and Senior Vice President
Jana W. Greer                Director and Senior Vice President
Marc H. Gamsin               Director and Senior Vice President
N. Scott Gillis              Director and Senior Vice President
Edwin R. Raquel              Senior Vice President and Chief Actuary
J. Franklin Grey             Vice President
Maurice S. Hebert            Vice President and Controller
Edward P. Nolan*             Vice President
Gregory M. Outcalt           Senior Vice President
Stewart R. Polakov           Vice President
Scott H. Richland            Vice President
Lawrence M. Goldman          Vice President and Assistant Secretary
Christine A. Nixon           Vice President and Secretary
Virginia N. Puzon            Assistant Secretary
Mark A. Zaeske               Treasurer


*   88 Bradley Road, P.O. Box 4005, Woodbridge, Connecticut 06525

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant


        The Registrant is a separate account of Anchor National ("Depositor"). The Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 which is incorporated by reference to the Initial Registration Statement of Variable Separate Account and Anchor National 33-81476, 811-3859 filed on July 27, 2001 of this Registration Statement. As of January 4, 1999, Anchor National became an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787 filed April 1, 2002.


Item 27.  Number of Contract Owners


          As of March 1, 2002, the number of Contracts funded by the Variable Separate Account of Anchor National (Portion relating to the WM Diversified Strategies III Variable Annuity) was 797 of which 168 were qualified contracts and 629 were non-qualified contracts.


Item 28.  Indemnification

          None.


Item 29.  Principal Underwriter

        WM Funds Distributor, Inc. serves as distributor to the Registrant, Variable Separate Account and also serves as the underwriter to the WM Trust I, WM Trust II, WM Strategic Asset Management Portfolios, LLC. and WM Variable Trust.

        Its principal place of business is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101. The following are the directors and officers of WM Funds Distributor, Inc.

Officer/Director                        Position with Underwriter
William A. Papesh                       President
Sandra A. Cavanaugh                     First Vice President
Monte D. Calvin                         First Vice President and Treasurer
Sharon L. Howells                       First Vice President and Corporate Secretary

Item 30.  Location of Accounts and Records


        Anchor National, the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles, California 90067- 6022. Anchor National maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

        State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.


Item 31.  Management Services

        Not Applicable.


Item 32.  Undertakings

        Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.




Item 33.  Representation

     A. The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
        Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


     B. REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: The Company represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 29th day of April, 2002.


                      VARIABLE SEPARATE ACCOUNT
                      (Portion Related to WM Diversified Strategies III Variable Annuity)
                             (Registrant)

                      By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             (Depositor)


                      By:  /s/ JAY S. WINTROB
                         ----------------------------------------
                             Jay S. Wintrob
                             President & Chief Executive Officer

                      By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                          (Depositor, on behalf of itself and Registrant)


                      By:   /s/ JAY S. WINTROB
                         ----------------------------------------
                             Jay S. Wintrob
                             President & Chief Executive Officer

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                     TITLE                                  DATE

    JAY S. WINTROB*           President, Chief Executive        April 29, 2002
------------------------      Officer and Director
Jay S. Wintrob                (Principal Executive
                              Officer)

    MARC H. GAMSIN*           Senior Vice President and         April 29, 2002
------------------------      Director
Marc H. Gamsin


    N. SCOTT GILLIS*          Senior Vice President             April 29, 2002
------------------------      and Director (Principal
N. Scott Gillis               Financial Officer)


    MAURICE S. HEBERT*        Vice President and Controller     April 29, 2002
------------------------      (Principal Accounting Officer)
Maurice S. Hebert


    JAMES R. BELARDI*         Senior Vice President &           April 29, 2002
------------------------      Director
James R. Belardi


    JANA W. GREER*            Senior Vice President &           April 29, 2002
------------------------      Director
Jana W. Greer



Date:  April 29, 2002


*By Attorney-In-Fact

/s/ CHRISTINE A. NIXON
------------------------
Christine A. Nixon

                                  EXHIBIT INDEX


Exhibit         Description
-------         ----------------------------------------------------------------
  6(a)           Articles of Incorporation.............................
  6(b)           By-Laws...............................................
 10              Consent of Independent Accountants....................     *
(14)             Diagram...............................................